JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 30.6%
Aerospace & Defense — 0.5%
Airbus Finance BV (France) 2.70%, 4/17/2023 (a)	589	617
Airbus SE (France)
3.15%, 4/10/2027 (a)	655	705
3.95%, 4/10/2047 (a)	150	171
BAE Systems plc (United Kingdom)
1.90%, 2/15/2031 (a)	764	769
3.00%, 9/15/2050 (a)	2,994	3,171
Boeing Co. (The)
1.95%, 2/1/2024	965	974
2.85%, 10/30/2024	2,200	2,276
2.75%, 2/1/2026	745	764
3.10%, 5/1/2026	800	833
5.04%, 5/1/2027	8,825	10,108
3.25%, 2/1/2028	5,080	5,291
BWX Technologies, Inc. 5.38%, 7/15/2026 (a)	1,274	1,323
Howmet Aerospace, Inc.
5.13%, 10/1/2024	3,362	3,656
5.95%, 2/1/2037	4,161	4,899
Lockheed Martin Corp.
3.80%, 3/1/2045	600	758
4.09%, 9/15/2052	2,500	3,391
Precision Castparts Corp. 3.25%, 6/15/2025	2,017	2,234
Raytheon Technologies Corp.
3.95%, 8/16/2025	240	275
4.13%, 11/16/2028	3,075	3,666
4.50%, 6/1/2042	2,471	3,266
4.35%, 4/15/2047 (a)	4,986	6,446
Rolls-Royce plc (United Kingdom) 5.75%, 10/15/2027 (a)	1,747	1,874
Spirit AeroSystems, Inc. 7.50%, 4/15/2025 (a)	1,075	1,154
TransDigm, Inc. 6.25%, 3/15/2026 (a)	5,640	5,979
Triumph Group, Inc.
6.25%, 9/15/2024 (a)	1,475	1,431
7.75%, 8/15/2025	2,364	2,074

		68,105

Air Freight & Logistics — 0.0% (b)
XPO Logistics, Inc.
6.75%, 8/15/2024 (a)	5,479	5,805
6.25%, 5/1/2025 (a)	1,136	1,217

		7,022

Airlines — 0.1%
Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	4,087	4,023
Delta Air Lines, Inc.
4.50%, 10/20/2025 (a)	1,135	1,198
4.75%, 10/20/2028 (a)	1,589	1,711
United Airlines Holdings, Inc.
5.00%, 2/1/2024	3,104	3,019
4.88%, 1/15/2025	2,241	2,159

		12,110

Auto Components — 0.2%
Adient US LLC 7.00%, 5/15/2026 (a)	5,725	6,212
Allison Transmission, Inc.
5.88%, 6/1/2029 (a)	1,915	2,135
3.75%, 1/30/2031 (a)	1,245	1,254
American Axle & Manufacturing, Inc. 6.25%, 4/1/2025	5,185	5,373
Clarios Global LP 6.25%, 5/15/2026 (a)	457	486
Cooper-Standard Automotive, Inc.
13.00%, 6/1/2024 (a)	584	661
5.63%, 11/15/2026 (a)	4,490	3,622
Dana Financing Luxembourg SARL 5.75%, 4/15/2025 (a)	4,125	4,300
Dana, Inc. 5.63%, 6/15/2028	550	594
Goodyear Tire & Rubber Co. (The) 5.13%, 11/15/2023	2,512	2,514
Icahn Enterprises LP
6.25%, 2/1/2022	1,100	1,106
6.38%, 12/15/2025	3,382	3,475
6.25%, 5/15/2026	957	1,000

		32,732

Automobiles — 0.0% (b)
Daimler Finance North America LLC (Germany)
3.30%, 5/19/2025 (a)	500	549
8.50%, 1/18/2031	195	308
General Motors Co. 7.70%, 4/15/2016 ‡ (c)	2,500	—	(d)
Hyundai Capital America
3.45%, 3/12/2021 (a)	2,000	2,015
1.80%, 10/15/2025 (a)	1,110	1,124
2.38%, 10/15/2027 (a)	1,120	1,154

		5,150

Banks — 5.3%
ABN AMRO Bank NV (Netherlands)
2.65%, 1/19/2021 (a)	3,500	3,511
4.75%, 7/28/2025 (a)	14,000	16,056
AIB Group plc (Ireland) (ICE LIBOR USD 3 Month + 1.87%), 4.26%, 4/10/2025 (a) (e)	1,940	2,115
ANZ New Zealand Int’l Ltd. (New Zealand)
3.40%, 3/19/2024 (a)	1,200	1,303
3.45%, 7/17/2027 (a)	889	1,010
2.55%, 2/13/2030 (a)	635	692
ASB Bank Ltd. (New Zealand) 3.13%, 5/23/2024 (a)	615	663
Banco Bilbao Vizcaya Argentaria SA (Spain) 1.13%, 9/18/2025	4,000	4,013

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Banco Santander SA (Spain)
3.13%, 2/23/2023	1,600	1,686
4.38%, 4/12/2028	3,400	3,946
2.75%, 12/3/2030	1,000	1,000
Bank of America Corp.
(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023 (e)	57	59
(ICE LIBOR USD 3 Month + 1.02%), 2.88%, 4/24/2023 (e)	1,805	1,864
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (e)	29,213	30,689
(ICE LIBOR USD 3 Month + 0.94%), 3.86%, 7/23/2024 (e)	5,000	5,425
Series X, (ICE LIBOR USD 3 Month + 3.71%), 6.25%, 9/5/2024 (e) (f) (g)	1,980	2,216
4.00%, 1/22/2025	7,677	8,589
(ICE LIBOR USD 3 Month + 0.97%), 3.46%, 3/15/2025 (e)	8,380	9,095
Series L, 3.95%, 4/21/2025	1,326	1,487
(ICE LIBOR USD 3 Month + 1.09%), 3.09%, 10/1/2025 (e)	519	561
(ICE LIBOR USD 3 Month + 0.87%), 2.46%, 10/22/2025 (e)	11,100	11,780
(ICE LIBOR USD 3 Month + 0.81%), 3.37%, 1/23/2026 (e)	6,000	6,579
4.45%, 3/3/2026	1,294	1,510
(SOFR + 1.01%), 1.20%, 10/24/2026 (e)	3,500	3,523
(ICE LIBOR USD 3 Month + 1.06%), 3.56%, 4/23/2027 (e)	25,260	28,364
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (e)	1,000	1,140
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (e)	467	526
(ICE LIBOR USD 3 Month + 1.07%), 3.97%, 3/5/2029 (e)	13,000	15,114
(ICE LIBOR USD 3 Month + 1.21%), 3.97%, 2/7/2030 (e)	745	873
(ICE LIBOR USD 3 Month + 0.99%), 2.50%, 2/13/2031 (e)	12,400	13,113
(SOFR + 1.53%), 1.90%, 7/23/2031 (e)	7,000	7,027
(SOFR + 1.37%), 1.92%, 10/24/2031 (e)	7,380	7,439
6.98%, 3/7/2037	1,500	2,144
(ICE LIBOR USD 3 Month + 1.32%), 4.08%, 4/23/2040 (e)	1,535	1,904
(SOFR + 1.93%), 2.68%, 6/19/2041 (e)	12,665	13,222
Series L, 4.75%, 4/21/2045	2,000	2,724
(ICE LIBOR USD 3 Month + 3.15%), 4.08%, 3/20/2051 (e)	3,500	4,466
Bank of Montreal (Canada)
Series E, 3.30%, 2/5/2024	2,500	2,709
(USD Swap Semi 5 Year + 1.43%), 3.80%, 12/15/2032 (e)	372	421
Bank of Nova Scotia (The) (Canada)
1.63%, 5/1/2023	4,610	4,742
1.30%, 6/11/2025	2,080	2,123
2.70%, 8/3/2026	1,660	1,822
Banque Federative du Credit Mutuel SA (France) 3.75%, 7/20/2023 (a)	2,770	3,003
Barclays plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.36%), 4.34%, 5/16/2024 (e)	800	863
4.38%, 9/11/2024	1,150	1,269
BNP Paribas SA (France)
3.80%, 1/10/2024 (a)	2,000	2,181
(SOFR + 2.07%), 2.22%, 6/9/2026 (a) (e)	1,000	1,042
(SOFR + 1.61%), 1.90%, 9/30/2028 (a) (e)	3,000	3,043
(SOFR + 1.51%), 3.05%, 1/13/2031 (a) (e)	10,075	10,929
BNZ International Funding Ltd. (New Zealand) 2.90%, 2/21/2022 (a)	1,000	1,030
Canadian Imperial Bank of Commerce (Canada)
3.10%, 4/2/2024	921	997
2.25%, 1/28/2025	3,100	3,282
Capital One Bank USA NA 3.38%, 2/15/2023	1,400	1,483
CIT Group, Inc.
5.00%, 8/1/2023	2,694	2,926
4.75%, 2/16/2024	1,105	1,202
6.13%, 3/9/2028	1,295	1,590
Citigroup, Inc.
Series Q, (ICE LIBOR USD 3 Month + 4.10%), 4.32%, 2/15/2021 (e) (f) (g)	1,545	1,539
2.90%, 12/8/2021	1,500	1,535
(ICE LIBOR USD 3 Month + 4.07%), 5.95%, 1/30/2023 (e) (f) (g)	581	612
Series M, (ICE LIBOR USD 3 Month + 3.42%), 6.30%, 5/15/2024 (e) (f) (g)	1,652	1,755
Series V, (SOFR + 3.23%), 4.70%, 1/30/2025 (e) (f) (g)	146	149
Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025 (e) (f) (g)	700	755
6.88%, 6/1/2025	645	803
7.00%, 12/1/2025	1,115	1,415
(SOFR + 2.75%), 3.11%, 4/8/2026 (e)	2,500	2,718
4.30%, 11/20/2026	2,500	2,893
(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 1/10/2028 (e)	15,910	18,119
6.63%, 1/15/2028	838	1,098
(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028 (e)	803	910
(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028 (e)	6,945	7,849
(ICE LIBOR USD 3 Month + 1.34%), 3.98%, 3/20/2030 (e)	3,600	4,215
(SOFR + 1.42%), 2.98%, 11/5/2030 (e)	3,090	3,369

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
(SOFR + 1.15%), 2.67%, 1/29/2031 (e)	2,600	2,793
(SOFR + 3.91%), 4.41%, 3/31/2031 (e)	17,210	20,762
(SOFR + 4.55%), 5.32%, 3/26/2041 (e)	7,000	9,925
Citizens Bank NA 3.70%, 3/29/2023	2,090	2,239
Comerica Bank 2.50%, 7/23/2024	1,000	1,064
Comerica, Inc. 4.00%, 2/1/2029	1,500	1,745
Commonwealth Bank of Australia (Australia) 3.74%, 9/12/2039 (a)	1,650	1,904
Cooperatieve Rabobank UA (Netherlands) 4.63%, 12/1/2023	1,650	1,837
Credit Agricole SA (France)
4.38%, 3/17/2025 (a)	5,765	6,445
(USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025 (a) (e) (f) (g)	3,840	4,632
(SOFR + 1.68%), 1.91%, 6/16/2026 (a) (e)	5,080	5,244
Danske Bank A/S (Denmark)
2.80%, 3/10/2021 (a)	1,675	1,686
2.70%, 3/2/2022 (a)	619	636
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.03%), 1.17%, 12/8/2023 (a) (e)	14,829	14,885
DNB Bank ASA (Norway)
2.15%, 12/2/2022 (a)	1,500	1,554
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 0.85%), 1.13%, 9/16/2026 (a) (e)	3,590	3,616
Fifth Third Bank NA
3.95%, 7/28/2025	500	574
3.85%, 3/15/2026	234	265
HSBC Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.06%), 3.26%, 3/13/2023 (e)	11,285	11,678
(ICE LIBOR USD 3 Month + 0.92%), 3.03%, 11/22/2023 (e)	1,725	1,805
(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 5/18/2024 (e)	1,250	1,346
4.25%, 8/18/2025	1,333	1,505
4.30%, 3/8/2026	3,581	4,109
(SOFR + 1.54%), 1.64%, 4/18/2026 (e)	10,520	10,668
3.90%, 5/25/2026	506	573
(ICE LIBOR USD 3 Month + 1.55%), 4.04%, 3/13/2028 (e)	10,263	11,645
(SOFR + 1.73%), 2.01%, 9/22/2028 (e)	15,820	16,075
(ICE LIBOR USD 3 Month + 1.61%), 3.97%, 5/22/2030 (e)	16,630	19,114
6.80%, 6/1/2038	1,264	1,885
6.10%, 1/14/2042	715	1,066
Huntington Bancshares, Inc. 2.55%, 2/4/2030	2,500	2,676
Industrial & Commercial Bank of China Ltd. (China) 2.45%, 10/20/2021	400	404
ING Groep NV (Netherlands)
3.15%, 3/29/2022	1,200	1,243
(USD Swap Semi 5 Year + 5.12%), 6.87%, 4/16/2022 (e) (f) (g) (h)	2,957	3,101
3.55%, 4/9/2024	440	481
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.40%, 7/1/2026 (a) (e)	1,210	1,229
KeyBank NA
3.18%, 5/22/2022	1,621	1,683
3.40%, 5/20/2026	1,545	1,722
KeyCorp 2.25%, 4/6/2027	1,290	1,369
Lloyds Banking Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.81%), 2.91%, 11/7/2023 (e)	2,650	2,764
4.38%, 3/22/2028	633	750
(ICE LIBOR USD 3 Month + 1.21%), 3.57%, 11/7/2028 (e)	4,500	5,047
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.00%, 2/22/2022	413	426
2.67%, 7/25/2022	2,150	2,226
3.76%, 7/26/2023	4,582	4,966
2.53%, 9/13/2023	423	446
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 0.85%, 9/15/2024 (e)	3,000	3,013
1.41%, 7/17/2025	13,390	13,675
3.20%, 7/18/2029	2,605	2,935
3.75%, 7/18/2039	3,145	3,790
Mizuho Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 1.00%), 3.92%, 9/11/2024 (e)	2,000	2,180
(ICE LIBOR USD 3 Month + 0.83%), 2.23%, 5/25/2026 (e)	4,400	4,614
National Australia Bank Ltd. (Australia)
3.38%, 1/14/2026	3,248	3,653
2.33%, 8/21/2030 (a)	1,330	1,340
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 3.93%, 8/2/2034 (a) (e)	2,605	2,916

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
National Bank of Canada (Canada) 2.15%, 10/7/2022 (a)	1,800	1,857
Natwest Group plc (United Kingdom)
3.88%, 9/12/2023	12,000	13,001
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 3.07%, 5/22/2028 (e)	8,215	8,870
NatWest Markets plc (United Kingdom) 3.63%, 9/29/2022 (a)	2,000	2,109
Nordea Bank Abp (Finland)
4.88%, 5/13/2021 (a)	600	612
4.25%, 9/21/2022 (a)	886	942
3.75%, 8/30/2023 (a)	1,250	1,352
PNC Bank NA 2.70%, 10/22/2029	4,150	4,538
PNC Financial Services Group, Inc. (The)
2.60%, 7/23/2026	2,000	2,188
2.55%, 1/22/2030	1,975	2,160
Royal Bank of Canada (Canada)
2.25%, 11/1/2024	2,600	2,761
1.15%, 6/10/2025	2,000	2,041
4.65%, 1/27/2026	423	502
Skandinaviska Enskilda Banken AB (Sweden) 3.05%, 3/25/2022 (a)	1,300	1,346
Societe Generale SA (France)
3.88%, 3/28/2024 (a)	1,585	1,721
2.63%, 10/16/2024 (a)	19,506	20,485
2.63%, 1/22/2025 (a)	11,635	12,235
4.25%, 4/14/2025 (a)	800	880
4.75%, 11/24/2025 (a)	6,630	7,449
3.00%, 1/22/2030 (a)	4,000	4,225
Standard Chartered plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.15%), 4.25%, 1/20/2023 (a) (e)	800	831
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.17%), 1.32%, 10/14/2023 (a) (e)	2,825	2,852
(ICE LIBOR USD 3 Month + 1.08%), 3.89%, 3/15/2024 (a) (e)	1,200	1,276
(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026 (a) (e)	10,365	10,919
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.85%, 1/11/2022	1,200	1,233
2.78%, 7/12/2022	3,550	3,686
3.10%, 1/17/2023	3,099	3,272
3.75%, 7/19/2023	1,250	1,354
3.94%, 10/16/2023	1,200	1,313
4.44%, 4/2/2024 (a)	1,200	1,322
1.47%, 7/8/2025	1,500	1,534
3.04%, 7/16/2029	785	872
2.75%, 1/15/2030	3,500	3,821
Sumitomo Mitsui Trust Bank Ltd. (Japan) 1.05%, 9/12/2025 (a)	2,350	2,358
Svenska Handelsbanken AB (Sweden)
0.63%, 6/30/2023 (a)	2,300	2,313
3.90%, 11/20/2023	2,600	2,865
Toronto-Dominion Bank (The) (Canada) 1.15%, 6/12/2025	2,000	2,042
Truist Bank
3.20%, 4/1/2024	1,250	1,355
2.15%, 12/6/2024	500	528
Truist Financial Corp.
3.75%, 12/6/2023	1,600	1,751
4.00%, 5/1/2025	1,857	2,106
1.95%, 6/5/2030	350	364
UniCredit SpA (Italy) 3.75%, 4/12/2022 (a)	2,000	2,071
US Bancorp
Series X, 3.15%, 4/27/2027	1,660	1,873
3.00%, 7/30/2029	1,325	1,486
Wachovia Corp.
6.61%, 10/1/2025	1,650	2,046
7.57%, 8/1/2026 (i)	515	674
Wells Fargo & Co.
3.07%, 1/24/2023	3,813	3,923
(ICE LIBOR USD 3 Month + 0.75%), 2.16%, 2/11/2026 (e)	1,000	1,047
3.00%, 10/23/2026	15,235	16,774
(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 6/17/2027 (e)	11,415	12,618
4.30%, 7/22/2027	173	202
(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028 (e)	4,475	5,056
(SOFR + 2.10%), 2.39%, 6/2/2028 (e)	2,000	2,115
(ICE LIBOR USD 3 Month + 1.17%), 2.88%, 10/30/2030 (e)	8,700	9,437
(ICE LIBOR USD 3 Month + 1.00%), 2.57%, 2/11/2031 (e)	8,700	9,223
(SOFR + 2.53%), 3.07%, 4/30/2041 (e)	16,505	17,959
5.38%, 11/2/2043	853	1,207
4.90%, 11/17/2045	6,610	8,794
4.40%, 6/14/2046	3,016	3,813
Westpac Banking Corp. (Australia)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.35%), 2.89%, 2/4/2030 (e)	2,000	2,086
(USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (e)	1,000	1,131
4.42%, 7/24/2039	520	671

		791,190

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Beverages — 0.4%
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.75%, 1/23/2029	8,510	10,442
4.90%, 1/23/2031	7,460	9,522
4.38%, 4/15/2038	5,000	6,178
3.75%, 7/15/2042	2,500	2,858
4.44%, 10/6/2048	3,000	3,755
Coca-Cola Co. (The) 2.50%, 3/15/2051	3,120	3,231
Coca-Cola Femsa SAB de CV (Mexico)
2.75%, 1/22/2030	1,380	1,494
1.85%, 9/1/2032	500	504
Diageo Investment Corp. (United Kingdom) 8.00%, 9/15/2022	365	413
Fomento Economico Mexicano SAB de CV (Mexico) 3.50%, 1/16/2050	3,160	3,471
Keurig Dr Pepper, Inc.
3.40%, 11/15/2025	1,700	1,898
2.55%, 9/15/2026	507	552
3.43%, 6/15/2027	225	256
4.60%, 5/25/2028	4,110	4,972
PepsiCo, Inc. 3.45%, 10/6/2046	3,000	3,643

		53,189

Biotechnology — 0.8%
AbbVie, Inc.
2.80%, 3/15/2023	500	523
2.60%, 11/21/2024	20,605	22,022
3.60%, 5/14/2025	5,000	5,565
2.95%, 11/21/2026	19,970	22,082
3.20%, 11/21/2029	4,026	4,565
4.05%, 11/21/2039	9,103	11,034
4.63%, 10/1/2042	3,900	5,019
Amgen, Inc.
2.20%, 2/21/2027	215	228
2.30%, 2/25/2031	12,500	13,198
Biogen, Inc.
2.25%, 5/1/2030	10,482	10,829
3.15%, 5/1/2050	2,040	2,058
Gilead Sciences, Inc.
1.65%, 10/1/2030	8,580	8,542
4.50%, 2/1/2045	6,500	8,318
2.80%, 10/1/2050	3,800	3,817

		117,800

Building Products — 0.1%
CRH America Finance, Inc. (Ireland) 3.40%, 5/9/2027 (a)	200	222
Griffon Corp. 5.75%, 3/1/2028	2,865	3,036
Standard Industries, Inc.
4.75%, 1/15/2028 (a)	4,343	4,576
3.38%, 1/15/2031 (a)	2,673	2,683
Summit Materials LLC
5.13%, 6/1/2025 (a)	2,140	2,172
5.25%, 1/15/2029 (a)	1,525	1,586

		14,275

Capital Markets — 1.9%
Bank of New York Mellon Corp. (The) 3.25%, 5/16/2027	1,200	1,357
BlackRock, Inc. 3.25%, 4/30/2029	2,350	2,727
Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (a)	159	206
Brookfield Finance, Inc. (Canada)
3.90%, 1/25/2028	1,265	1,451
4.85%, 3/29/2029	280	343
4.70%, 9/20/2047	645	824
Credit Suisse AG (Switzerland)
1.00%, 5/5/2023	1,000	1,013
3.63%, 9/9/2024	6,500	7,213
2.95%, 4/9/2025	650	711
Credit Suisse Group AG (Switzerland)
(USD Swap Semi 5 Year + 4.60%), 7.50%, 12/11/2023 (a) (e) (f) (g)	12,300	13,684
(SOFR + 1.56%), 2.59%, 9/11/2025 (a) (e)	250	264
(SOFR + 2.04%), 2.19%, 6/5/2026 (a) (e)	300	313
4.28%, 1/9/2028 (a)	14,706	16,976
(ICE LIBOR USD 3 Month + 1.41%), 3.87%, 1/12/2029 (a) (e)	831	941
(SOFR + 3.73%), 4.19%, 4/1/2031 (a) (e)	2,000	2,357
Daiwa Securities Group, Inc. (Japan) 3.13%, 4/19/2022 (a)	1,098	1,133
Deutsche Bank AG (Germany)
4.25%, 10/14/2021	1,850	1,898
(SOFR + 2.16%), 2.22%, 9/18/2024 (e)	2,620	2,674
Goldman Sachs Group, Inc. (The)
Series M, (ICE LIBOR USD 3 Month + 3.92%), 4.13%, 1/7/2021 (e) (f) (g)	1,170	1,166
3.00%, 4/26/2022	3,293	3,327
(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023 (e)	6,442	6,677
(ICE LIBOR USD 3 Month + 0.99%), 2.90%, 7/24/2023 (e)	3,592	3,735
3.50%, 1/23/2025	2,566	2,819
3.50%, 4/1/2025	16,930	18,756
3.75%, 5/22/2025	4,789	5,361
(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025 (e)	1,612	1,757
4.25%, 10/21/2025	364	418
3.50%, 11/16/2026	15,000	16,775
3.85%, 1/26/2027	1,664	1,901
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (e)	2,487	2,844
(ICE LIBOR USD 3 Month + 1.30%), 4.22%, 5/1/2029 (e)	5,740	6,804
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (e)	5,610	6,882
4.75%, 10/21/2045	1,300	1,814
Invesco Finance plc 4.00%, 1/30/2024	1,162	1,272

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
Jefferies Group LLC
6.45%, 6/8/2027		104	132
6.25%, 1/15/2036		950	1,256
Lehman Brothers Holdings, Inc.
3.60%, 3/13/2009 (c)		235	3
8.00%, 8/1/2015 (c)		295	3
5.75%, 5/17/2049 (c)		1,000	11
LPL Holdings, Inc. 5.75%, 9/15/2025 (a)		2,610	2,701
Macquarie Group Ltd. (Australia) (ICE LIBOR USD 3 Month + 1.75%), 5.03%, 1/15/2030 (a) (e)		800	962
Morgan Stanley
4.88%, 11/1/2022		3,500	3,783
4.10%, 5/22/2023		750	812
(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024 (e)		2,240	2,408
3.70%, 10/23/2024		1,241	1,380
(SOFR + 1.15%), 2.72%, 7/22/2025 (e)		12,464	13,330
4.00%, 7/23/2025		2,677	3,064
5.00%, 11/24/2025		1,617	1,927
3.88%, 1/27/2026		4,268	4,880
(SOFR + 1.99%), 2.19%, 4/28/2026 (e)		10,918	11,515
3.63%, 1/20/2027		3,282	3,751
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (e)		6,667	7,579
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029 (e)		3,388	3,915
(SOFR + 1.14%), 2.70%, 1/22/2031 (e)		15,650	16,960
(SOFR + 1.03%), 1.79%, 2/13/2032 (e)		2,490	2,507
(ICE LIBOR USD 3 Month + 1.43%), 4.46%, 4/22/2039 (e)		5,425	7,098
4.38%, 1/22/2047		2,000	2,772
Nomura Holdings, Inc. (Japan)
2.65%, 1/16/2025		2,856	3,032
1.85%, 7/16/2025		1,300	1,341
Northern Trust Corp. (ICE LIBOR USD 3 Month + 1.13%), 3.38%, 5/8/2032 (e)		1,000	1,096
Nuveen LLC 4.00%, 11/1/2028 (a)		710	850
S&P Global, Inc. 3.25%, 12/1/2049		2,500	2,894
TD Ameritrade Holding Corp. 2.75%, 10/1/2029		800	880
UBS Group AG (Switzerland)
(EUR Swap Annual 5 Year + 5.29%), 5.75%, 2/19/2022 (e) (f) (g) (h)	EUR	11,400	14,278
(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023 (a) (e)		1,303	1,352
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 1.36%, 1/30/2027 (a) (e)		8,895	8,986
(ICE LIBOR USD 3 Month + 1.47%), 3.13%, 8/13/2030 (a) (e)		23,300	26,036

			291,887

Chemicals — 0.3%
Air Products and Chemicals, Inc.
2.05%, 5/15/2030		600	640
2.70%, 5/15/2040		800	866
Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)		3,289	3,470
Blue Cube Spinco LLC 10.00%, 10/15/2025		1,285	1,357
CF Industries, Inc. 4.95%, 6/1/2043		2,585	3,222
Chemours Co. (The) 7.00%, 5/15/2025		3,955	4,093
CVR Partners LP 9.25%, 6/15/2023 (a)		5,032	5,001
Dow Chemical Co. (The) 3.50%, 10/1/2024		992	1,088
NOVA Chemicals Corp. (Canada)
4.88%, 6/1/2024 (a)		2,300	2,369
5.25%, 6/1/2027 (a)		3,611	3,764
Nutrien Ltd. (Canada) 4.13%, 3/15/2035		511	597
Nutrition & Biosciences, Inc.
1.83%, 10/15/2027 (a)		1,890	1,931
3.27%, 11/15/2040 (a)		1,630	1,755
3.47%, 12/1/2050 (a)		1,270	1,387
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026		2,020	2,151
4.50%, 10/15/2029		3,723	3,975
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (a)		2,853	2,917
Union Carbide Corp. 7.75%, 10/1/2096		1,305	1,925
Valvoline, Inc. 4.25%, 2/15/2030 (a)		1,820	1,916
W.R. Grace & Co.-Conn. 4.88%, 6/15/2027 (a)		2,361	2,473

			46,897

Commercial Services & Supplies — 0.2%
ACCO Brands Corp. 5.25%, 12/15/2024 (a)		2,227	2,283
ADT Security Corp. (The) 4.88%, 7/15/2032 (a)		4,570	4,805
Aramark Services, Inc.
5.00%, 4/1/2025 (a)		1,100	1,130
5.00%, 2/1/2028 (a)		2,340	2,458
Brink’s Co. (The) 4.63%, 10/15/2027 (a)		2,800	2,950
Ford Foundation (The) Series 2020, 2.82%, 6/1/2070		3,000	3,131
GFL Environmental, Inc. (Canada) 3.75%, 8/1/2025 (a)		3,975	4,054

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Harsco Corp. 5.75%, 7/31/2027 (a)	1,110	1,174
ILFC E-Capital Trust I (USD Constant Maturity 30 Year + 1.55%), 2.98%, 12/21/2065 (a) (e)	5,334	3,200
Nielsen Finance LLC
5.00%, 4/15/2022 (a)	2,008	2,008
5.63%, 10/1/2028 (a)	2,015	2,148
Prime Security Services Borrower LLC 5.25%, 4/15/2024 (a)	4,213	4,466
Republic Services, Inc.
4.75%, 5/15/2023	190	208
1.45%, 2/15/2031	1,010	996

		35,011

Communications Equipment — 0.1%
CommScope Technologies LLC 5.00%, 3/15/2027 (a)	3,370	3,353
CommScope, Inc.
5.50%, 3/1/2024 (a)	3,547	3,644
6.00%, 3/1/2026 (a)	6,939	7,321
Plantronics, Inc. 5.50%, 5/31/2023 (a)	1,979	1,984

		16,302

Construction & Engineering — 0.1%
AECOM 5.13%, 3/15/2027	2,676	2,991
Aeropuerto Internacional de Tocumen SA (Panama) 6.00%, 11/18/2048 (a)	2,795	3,204
Bioceanico Sovereign Certificate Ltd. (Cayman Islands) Zero Coupon, 6/5/2034 (a)	1,868	1,374
MasTec, Inc. 4.50%, 8/15/2028 (a)	2,315	2,418

		9,987

Construction Materials — 0.0% (b)
CRH America, Inc. (Ireland) 5.13%, 5/18/2045 (a)	1,249	1,608

Consumer Finance — 0.8%
AerCap Ireland Capital DAC (Ireland)
5.00%, 10/1/2021	2,000	2,064
4.45%, 12/16/2021	3,500	3,605
3.50%, 5/26/2022	400	411
4.63%, 7/1/2022	3,040	3,190
3.30%, 1/23/2023	390	403
4.50%, 9/15/2023	1,780	1,906
3.15%, 2/15/2024	1,890	1,945
Ally Financial, Inc.
5.75%, 11/20/2025	6,155	7,187
8.00%, 11/1/2031	1,780	2,550
American Express Co.
3.63%, 12/5/2024	276	306
4.20%, 11/6/2025	3,000	3,488
American Honda Finance Corp. 2.30%, 9/9/2026	320	344
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2023 (a)	10,775	11,240
5.13%, 10/1/2023 (a)	299	315
5.25%, 5/15/2024 (a)	3,120	3,333
5.50%, 1/15/2026 (a)	2,175	2,368
4.25%, 4/15/2026 (a)	2,215	2,294
Capital One Financial Corp.
3.75%, 4/24/2024	333	363
3.20%, 2/5/2025	200	218
3.75%, 7/28/2026	840	935
Curo Group Holdings Corp. 8.25%, 9/1/2025 (a)	3,633	3,088
Ford Motor Credit Co. LLC
3.47%, 4/5/2021	375	376
3.22%, 1/9/2022	3,480	3,489
3.37%, 11/17/2023	1,655	1,676
4.06%, 11/1/2024	3,440	3,577
5.13%, 6/16/2025	1,220	1,317
4.13%, 8/4/2025	6,700	6,934
3.38%, 11/13/2025	1,247	1,251
4.39%, 1/8/2026	3,750	3,900
4.54%, 8/1/2026	8,140	8,537
4.27%, 1/9/2027	3,122	3,232
4.13%, 8/17/2027	1,660	1,716
4.00%, 11/13/2030	1,505	1,520
Global Aircraft Leasing Co. Ltd. (Cayman Islands) 7.25% (PIK), 9/15/2024 (a) (j)	3,565	3,118
ILFC E-Capital Trust II (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year + 1.80%), 3.23%, 12/21/2065 (a) (e)	1,790	1,112
John Deere Capital Corp.
2.65%, 6/10/2026	1,000	1,097
2.25%, 9/14/2026	750	808
2.45%, 1/9/2030	3,150	3,464
Navient Corp.
6.13%, 3/25/2024	1,895	2,004
6.75%, 6/25/2025	1,970	2,122
5.00%, 3/15/2027	915	910
OneMain Finance Corp. 7.13%, 3/15/2026	6,558	7,549
Park Aerospace Holdings Ltd. (Ireland)
5.25%, 8/15/2022 (a)	1,665	1,741
5.50%, 2/15/2024 (a)	880	940

		113,943

Containers & Packaging — 0.3%
Ardagh Packaging Finance plc
6.00%, 2/15/2025 (a)	276	286
5.25%, 4/30/2025 (a)	417	441
4.13%, 8/15/2026 (a)	6,555	6,801
5.25%, 8/15/2027 (a)	1,725	1,799
Ball Corp.
5.25%, 7/1/2025	2,095	2,404
2.88%, 8/15/2030	1,910	1,900
Berry Global, Inc. 4.88%, 7/15/2026 (a)	3,660	3,886

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Crown Americas LLC 4.75%, 2/1/2026	1,855	1,926
Klabin Austria GmbH (Brazil) 5.75%, 4/3/2029 (h)	1,889	2,169
LABL Escrow Issuer LLC 6.75%, 7/15/2026 (a)	4,510	4,814
Mauser Packaging Solutions Holding Co. 5.50%, 4/15/2024 (a)	3,925	3,974
Reynolds Group Issuer, Inc. 4.00%, 10/15/2027 (a)	2,455	2,497
Sealed Air Corp.
5.25%, 4/1/2023 (a)	625	665
5.13%, 12/1/2024 (a)	2,365	2,592
Trivium Packaging Finance BV (Netherlands) 5.50%, 8/15/2026 (a) (i)	3,113	3,261

		39,415

Distributors — 0.1%
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	3,369	3,584
Wolverine Escrow LLC 9.00%, 11/15/2026 (a)	8,440	7,089

		10,673

Diversified Consumer Services — 0.1%
President and Fellows of Harvard College 3.30%, 7/15/2056	429	516
Service Corp. International
8.00%, 11/15/2021	2,300	2,444
5.13%, 6/1/2029	5,135	5,706
University of Southern California Series A, 3.23%, 10/1/2120	800	824

		9,490

Diversified Financial Services — 0.7%
CK Hutchison International 17 Ltd. (United Kingdom) 2.88%, 4/5/2022 (a)	800	822
CK Hutchison International 19 Ltd. (United Kingdom) 3.63%, 4/11/2029 (a)	1,135	1,280
EDP Finance BV (Portugal)
3.63%, 7/15/2024 (a)	16,465	17,928
1.71%, 1/24/2028 (a)	13,425	13,452
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	6,735	7,768
GTP Acquisition Partners I LLC 3.48%, 6/16/2025 (a)	3,623	3,887
Hutchison Whampoa International 12 II Ltd. (United Kingdom) 3.25%, 11/8/2022 (a)	257	269
MDGH - GMTN BV (United Arab Emirates) 3.70%, 11/7/2049 (a)	2,600	2,965
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)
2.65%, 9/19/2022 (a)	200	206
3.96%, 9/19/2023 (a)	1,215	1,311
3.56%, 2/28/2024 (a)	1,900	2,041
National Rural Utilities Cooperative Finance Corp.
2.95%, 2/7/2024	350	374
3.40%, 2/7/2028	2,000	2,311
3.70%, 3/15/2029	250	293
ORIX Corp. (Japan)
4.05%, 1/16/2024	300	329
3.25%, 12/4/2024	2,850	3,105
Sabre GLBL, Inc.
5.25%, 11/15/2023 (a)	1,050	1,057
9.25%, 4/15/2025 (a)	1,000	1,169
Shell International Finance BV (Netherlands)
3.25%, 5/11/2025	1,098	1,216
2.88%, 5/10/2026	246	272
3.63%, 8/21/2042	6,600	7,700
4.00%, 5/10/2046	3,000	3,717
3.25%, 4/6/2050	3,360	3,793
Siemens Financieringsmaatschappij NV (Germany)
2.00%, 9/15/2023 (a)	2,150	2,237
2.35%, 10/15/2026 (a)	14,900	16,073
3.30%, 9/15/2046 (a)	2,000	2,334
Voya Financial, Inc. 5.70%, 7/15/2043	300	411

		98,320

Diversified Telecommunication Services — 1.3%
AT&T, Inc.
1.65%, 2/1/2028	15,150	15,363
6.88%, 10/15/2031	2,025	2,695
2.25%, 2/1/2032	13,300	13,457
3.50%, 6/1/2041	5,000	5,385
3.10%, 2/1/2043	1,380	1,411
4.80%, 6/15/2044	1,358	1,703
3.50%, 9/15/2053 (a)	2,181	2,234
CCO Holdings LLC
5.75%, 2/15/2026 (a)	6,909	7,162
5.50%, 5/1/2026 (a)	3,245	3,380
5.13%, 5/1/2027 (a)	11,999	12,624
5.00%, 2/1/2028 (a)	3,605	3,790
5.38%, 6/1/2029 (a)	761	831
4.75%, 3/1/2030 (a)	8,053	8,528
4.25%, 2/1/2031 (a)	3,250	3,372
CenturyLink, Inc.
5.63%, 4/1/2025	1,197	1,284
5.13%, 12/15/2026 (a)	3,740	3,889
4.00%, 2/15/2027 (a)	5,495	5,680
Cincinnati Bell, Inc. 8.00%, 10/15/2025 (a)	1,638	1,754
Deutsche Telekom International Finance BV (Germany) 3.60%, 1/19/2027 (a)	508	572
Embarq Corp. 8.00%, 6/1/2036	4,092	4,915
Frontier Communications Corp.
6.88%, 1/15/2025 (c)	10,056	4,651
5.88%, 10/15/2027 (a)	1,137	1,195

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Intelsat Jackson Holdings SA (Luxembourg)
8.00%, 2/15/2024 (a) (c) (i)	1,760	1,800
8.50%, 10/15/2024 (a) (c)	7,233	5,100
Level 3 Financing, Inc.
5.38%, 1/15/2024	1,815	1,828
5.25%, 3/15/2026	2,557	2,643
4.63%, 9/15/2027 (a)	4,227	4,409
Sprint Capital Corp. 8.75%, 3/15/2032	8,352	12,807
Telecom Italia Capital SA (Italy)
6.38%, 11/15/2033	1,061	1,268
6.00%, 9/30/2034	3,048	3,606
7.72%, 6/4/2038	190	260
Telecom Italia SpA (Italy) 5.30%, 5/30/2024 (a)	4,990	5,427
Verizon Communications, Inc.
2.63%, 8/15/2026	79	86
4.33%, 9/21/2028	2,156	2,616
4.02%, 12/3/2029	12,013	14,287
1.68%, 10/30/2030 (a)	14,010	14,048
4.50%, 8/10/2033	8,750	11,146
2.65%, 11/20/2040	5,500	5,656
2.99%, 10/30/2056 (a)	545	576
Virgin Media Secured Finance plc (United Kingdom) 5.50%, 5/15/2029 (a)	3,428	3,715
Zayo Group Holdings, Inc. 4.00%, 3/1/2027 (a)	2,103	2,092

		199,245

Electric Utilities — 1.7%
AEP Texas, Inc. Series E, 6.65%, 2/15/2033	750	1,040
AEP Transmission Co. LLC
3.15%, 9/15/2049	485	537
Series M, 3.65%, 4/1/2050	2,000	2,435
AES Panama Generation Holdings SRL (Panama) 4.38%, 5/31/2030 (a)	980	1,050
Alabama Power Co.
6.13%, 5/15/2038	891	1,331
5.50%, 3/15/2041	1,250	1,752
Series A, 4.30%, 7/15/2048	350	470
Appalachian Power Co. Series Y, 4.50%, 3/1/2049	315	406
Arizona Public Service Co.
4.70%, 1/15/2044	150	194
4.25%, 3/1/2049	1,000	1,271
Baltimore Gas and Electric Co.
4.25%, 9/15/2048	1,400	1,845
3.20%, 9/15/2049	1,475	1,652
2.90%, 6/15/2050	840	904
CenterPoint Energy Houston Electric LLC Series AD, 2.90%, 7/1/2050	2,000	2,176
China Southern Power Grid International Finance BVI Co. Ltd. (China) 3.50%, 5/8/2027 (a)	720	790
Cleveland Electric Illuminating Co. (The) 5.50%, 8/15/2024	200	229
Commonwealth Edison Co. 4.00%, 3/1/2048	300	382
Connecticut Light and Power Co. (The) 4.00%, 4/1/2048	1,686	2,189
DTE Electric Co. 3.95%, 6/15/2042	381	452
Duke Energy Carolinas LLC
3.70%, 12/1/2047	1,000	1,223
3.20%, 8/15/2049	3,310	3,827
Duke Energy Florida LLC
3.80%, 7/15/2028	600	708
1.75%, 6/15/2030	1,000	1,028
5.90%, 3/1/2033	412	561
Duke Energy Indiana LLC Series YYY, 3.25%, 10/1/2049	2,235	2,567
Duke Energy Ohio, Inc. 4.30%, 2/1/2049	1,470	1,943
Duke Energy Progress LLC
4.10%, 5/15/2042	305	387
3.70%, 10/15/2046	200	243
Edison International
4.95%, 4/15/2025	2,600	2,904
5.75%, 6/15/2027	9,277	10,853
Empresa de Transmision Electrica SA (Panama) 5.13%, 5/2/2049 (a)	1,270	1,516
Enel Finance International NV (Italy)
2.88%, 5/25/2022 (a)	690	713
3.50%, 4/6/2028 (a)	5,950	6,792
Entergy Louisiana LLC
3.12%, 9/1/2027	750	832
1.60%, 12/15/2030	1,570	1,590
3.05%, 6/1/2031	6,500	7,384
4.00%, 3/15/2033	9,770	12,216
4.20%, 4/1/2050	1,400	1,818
Entergy Mississippi LLC 3.85%, 6/1/2049	500	613
Entergy Texas, Inc. 3.55%, 9/30/2049	775	905
Eskom Holdings SOC Ltd. (South Africa)
5.75%, 1/26/2021 (h)	3,200	3,180
6.75%, 8/6/2023 (h)	200	204
Evergy Metro, Inc. 4.20%, 6/15/2047	735	928
Exelon Corp. 4.95%, 6/15/2035	123	156
FEL Energy VI SARL (Mexico) 5.75%, 12/1/2040 (a)	2,249	2,366
Florida Power & Light Co.
5.40%, 9/1/2035	600	867
3.70%, 12/1/2047	4,600	5,734
3.95%, 3/1/2048	665	869

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Hydro-Quebec (Canada)
9.40%, 2/1/2021	1,028	1,043
Series HY, 8.40%, 1/15/2022	842	916
Series HK, 9.38%, 4/15/2030	1,000	1,663
Interstate Power and Light Co. 4.10%, 9/26/2028	800	954
ITC Holdings Corp.
3.65%, 6/15/2024	576	627
2.95%, 5/14/2030 (a)	4,000	4,374
Jersey Central Power & Light Co. 6.15%, 6/1/2037	800	1,033
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	421	533
Massachusetts Electric Co. 5.90%, 11/15/2039 (a)	988	1,448
MidAmerican Energy Co.
3.65%, 4/15/2029	3,970	4,750
3.65%, 8/1/2048	2,000	2,462
Mississippi Power Co. 3.95%, 3/30/2028	560	646
Monongahela Power Co. 4.10%, 4/15/2024 (a)	8,000	8,663
Nevada Power Co.
Series CC, 3.70%, 5/1/2029	1,700	1,997
5.38%, 9/15/2040	626	844
NextEra Energy Capital Holdings, Inc.
3.55%, 5/1/2027	537	612
2.25%, 6/1/2030	12,630	13,223
NextEra Energy Operating Partners LP
4.25%, 9/15/2024 (a)	979	1,035
4.50%, 9/15/2027 (a)	1,091	1,195
Niagara Mohawk Power Corp. 4.28%, 12/15/2028 (a)	650	778
Northern States Power Co.
6.20%, 7/1/2037	173	264
2.90%, 3/1/2050	425	468
2.60%, 6/1/2051	1,160	1,231
NRG Energy, Inc.
7.25%, 5/15/2026	4,171	4,425
6.63%, 1/15/2027	1,062	1,118
5.75%, 1/15/2028	197	215
3.63%, 2/15/2031 (a)	632	656
Ohio Power Co.
Series P, 2.60%, 4/1/2030	2,600	2,859
4.00%, 6/1/2049	600	757
Oncor Electric Delivery Co. LLC
3.10%, 9/15/2049	1,000	1,142
5.35%, 10/1/2052 (a)	550	848
Pacific Gas and Electric Co.
(ICE LIBOR USD 3 Month + 1.38%), 1.60%, 11/15/2021 (e)	2,760	2,763
3.75%, 2/15/2024	8,632	9,184
3.30%, 3/15/2027	17,630	18,620
4.65%, 8/1/2028	8,897	10,005
PacifiCorp
7.24%, 8/16/2023	250	289
5.75%, 4/1/2037	880	1,263
4.13%, 1/15/2049	1,655	2,145
3.30%, 3/15/2051	3,850	4,455
PECO Energy Co. 2.80%, 6/15/2050	750	803
Pepco Holdings LLC 7.45%, 8/15/2032	1,000	1,412
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia) 3.00%, 6/30/2030 (a)	2,430	2,517
PG&E Corp. 5.00%, 7/1/2028	4,220	4,505
Pinnacle West Capital Corp. 1.30%, 6/15/2025	800	814
Potomac Electric Power Co. 6.50%, 11/15/2037	360	553
Public Service Co. of Colorado 4.05%, 9/15/2049	2,650	3,468
Public Service Co. of Oklahoma Series G, 6.63%, 11/15/2037	1,100	1,599
Public Service Electric and Gas Co.
2.25%, 9/15/2026	989	1,065
5.80%, 5/1/2037	850	1,242
5.38%, 11/1/2039	416	592
Southern California Edison Co.
1.85%, 2/1/2022	184	184
Series E, 3.70%, 8/1/2025	2,000	2,238
Series B, 3.65%, 3/1/2028	1,000	1,118
2.85%, 8/1/2029	1,800	1,947
Series 06-E, 5.55%, 1/15/2037	450	566
Series 08-A, 5.95%, 2/1/2038	285	383
Series C, 3.60%, 2/1/2045	1,270	1,409
Series C, 4.13%, 3/1/2048	1,000	1,211
Southwestern Electric Power Co.
3.55%, 2/15/2022	250	257
Series M, 4.10%, 9/15/2028	400	467
Series J, 3.90%, 4/1/2045	1,242	1,437
State Grid Overseas Investment 2016 Ltd. (China) 3.75%, 5/2/2023 (a)	2,000	2,131
Texas Competitive Electric Holdings Co. LLC
8.50%, 10/1/2021 ‡ (c)	4,117	2
8.50%, 12/1/2021 ‡ (c)	2,117	2
Tucson Electric Power Co.
3.05%, 3/15/2025	600	653
4.85%, 12/1/2048	600	802
Union Electric Co.
2.95%, 6/15/2027	644	709
4.00%, 4/1/2048	2,050	2,606
Virginia Electric and Power Co.
3.45%, 2/15/2024	490	529
6.35%, 11/30/2037	235	353
8.88%, 11/15/2038	670	1,236
3.30%, 12/1/2049	700	837
Vistra Operations Co. LLC
5.50%, 9/1/2026 (a)	776	812
5.63%, 2/15/2027 (a)	1,105	1,167
5.00%, 7/31/2027 (a)	5,350	5,658
Xcel Energy, Inc. 3.40%, 6/1/2030	2,250	2,585

		257,404

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Electrical Equipment — 0.1%
Eaton Corp. 4.15%, 11/2/2042	2,500	3,143
EnerSys 5.00%, 4/30/2023 (a)	4,052	4,240
Sensata Technologies BV
4.88%, 10/15/2023 (a)	1,780	1,913
5.63%, 11/1/2024 (a)	2,538	2,843
5.00%, 10/1/2025 (a)	554	615

		12,754

Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc.
4.00%, 4/1/2025	653	714
3.88%, 1/12/2028	221	249
CDW LLC
5.50%, 12/1/2024	500	553
4.25%, 4/1/2028	1,648	1,718
3.25%, 2/15/2029	2,435	2,441
Corning, Inc. 5.35%, 11/15/2048	5,000	7,083

		12,758

Energy Equipment & Services — 0.3%
Baker Hughes a GE Co. LLC
2.77%, 12/15/2022	1,500	1,567
4.49%, 5/1/2030	1,200	1,433
4.08%, 12/15/2047	6,150	7,070
Baker Hughes Holdings LLC 5.13%, 9/15/2040	903	1,182
Halliburton Co.
8.75%, 2/15/2021	700	711
3.80%, 11/15/2025	43	47
4.75%, 8/1/2043	270	292
7.60%, 8/15/2096 (a)	275	309
Nabors Industries, Inc. 5.75%, 2/1/2025	3,550	1,299
Oceaneering International, Inc. 6.00%, 2/1/2028	1,516	1,273
Precision Drilling Corp. (Canada)
5.25%, 11/15/2024	403	262
7.13%, 1/15/2026 (a)	745	492
Schlumberger Finance Canada Ltd. 1.40%, 9/17/2025	2,220	2,266
Schlumberger Holdings Corp.
3.75%, 5/1/2024 (a)	505	548
4.00%, 12/21/2025 (a)	569	638
3.90%, 5/17/2028 (a)	14,394	15,989
Schlumberger Investment SA 2.40%, 8/1/2022 (a)	640	655
Telford Offshore Ltd. (United Arab Emirates) 12.00% (PIK), 12/31/2164 (f) (g) (j)	731	34
Transocean Pontus Ltd. 6.13%, 8/1/2025 (a)	952	889
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	452	380
Transocean Proteus Ltd. 6.25%, 12/1/2024 (a)	2,183	2,030

		39,366

Entertainment — 0.2%
Cinemark USA, Inc. 4.88%, 6/1/2023	1,759	1,665
Live Nation Entertainment, Inc.
5.63%, 3/15/2026 (a)	1,687	1,706
4.75%, 10/15/2027 (a)	3,330	3,284
NBCUniversal Media LLC 5.95%, 4/1/2041	810	1,243
Netflix, Inc.
5.88%, 2/15/2025	1,332	1,520
4.88%, 4/15/2028	1,200	1,374
5.38%, 11/15/2029 (a)	6,549	7,820
4.88%, 6/15/2030 (a)	5,326	6,158
Walt Disney Co. (The)
8.88%, 4/26/2023	147	176
7.75%, 1/20/2024	800	964
2.00%, 9/1/2029	4,310	4,468
WMG Acquisition Corp.
3.88%, 7/15/2030 (a)	2,430	2,513
3.00%, 2/15/2031 (a)	2,985	2,905

		35,796

Equity Real Estate Investment Trusts (REITs) — 1.0%
Alexandria Real Estate Equities, Inc. 1.88%, 2/1/2033	1,145	1,129
American Tower Corp.
2.90%, 1/15/2030	290	317
2.10%, 6/15/2030	19,130	19,669
3.10%, 6/15/2050	115	119
Boston Properties LP 3.80%, 2/1/2024	299	325
Brookfield Property REIT, Inc. 5.75%, 5/15/2026 (a)	3,368	3,099
Corporate Office Properties LP 2.25%, 3/15/2026	1,550	1,584
Crown Castle International Corp. 3.25%, 1/15/2051	4,405	4,626
Duke Realty LP
3.25%, 6/30/2026	180	200
1.75%, 7/1/2030	2,500	2,518
ERP Operating LP 2.85%, 11/1/2026	3,000	3,300
ESH Hospitality, Inc.
5.25%, 5/1/2025 (a)	2,110	2,163
4.63%, 10/1/2027 (a)	1,710	1,736
Essex Portfolio LP 2.65%, 3/15/2032	3,255	3,453
GLP Capital LP 4.00%, 1/15/2030	4,050	4,342
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (a)	599	656
HAT Holdings I LLC 5.25%, 7/15/2024 (a)	1,552	1,614
Healthpeak Properties, Inc.
3.88%, 8/15/2024	1,064	1,178
3.00%, 1/15/2030	500	546

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Iron Mountain, Inc.
4.88%, 9/15/2027 (a)	2,370	2,456
4.50%, 2/15/2031 (a)	1,364	1,391
Life Storage LP 2.20%, 10/15/2030	1,470	1,491
MGM Growth Properties Operating Partnership LP 5.63%, 5/1/2024	5,455	5,850
National Retail Properties, Inc. 3.60%, 12/15/2026	948	1,039
Prologis LP
3.00%, 4/15/2050	5,139	5,705
2.13%, 10/15/2050	7,111	6,648
Realty Income Corp.
3.88%, 7/15/2024	2,018	2,230
3.88%, 4/15/2025	840	950
3.25%, 1/15/2031	555	628
4.65%, 3/15/2047	601	812
RHP Hotel Properties LP 4.75%, 10/15/2027	2,711	2,691
SBA Communications Corp. 3.88%, 2/15/2027 (a)	3,080	3,172
Scentre Group Trust 1 (Australia)
3.50%, 2/12/2025 (a)	1,420	1,513
3.25%, 10/28/2025 (a)	1,000	1,064
Scentre Group Trust 2 (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.38%), 4.75%, 9/24/2080 (a) (e)	1,500	1,560
Simon Property Group LP
2.75%, 6/1/2023	20,400	21,461
3.50%, 9/1/2025	7,219	7,952
3.25%, 9/13/2049	5,239	5,142
UDR, Inc.
2.10%, 8/1/2032	950	957
1.90%, 3/15/2033 (k)	505	503
Ventas Realty LP
3.75%, 5/1/2024	588	639
3.50%, 2/1/2025	448	494
4.13%, 1/15/2026	304	348
3.85%, 4/1/2027	618	690
VICI Properties LP
3.50%, 2/15/2025 (a)	515	525
4.25%, 12/1/2026 (a)	2,314	2,401
3.75%, 2/15/2027 (a)	575	586
4.63%, 12/1/2029 (a)	5,846	6,230
4.13%, 8/15/2030 (a)	575	593
WP Carey, Inc. 4.25%, 10/1/2026	2,155	2,457

		142,752

Food & Staples Retailing — 0.2%
Albertsons Cos., Inc.
3.50%, 2/15/2023 (a)	710	728
5.75%, 3/15/2025	1,120	1,155
3.25%, 3/15/2026 (a)	2,934	2,964
4.63%, 1/15/2027 (a)	6,910	7,284
5.88%, 2/15/2028 (a)	1,095	1,183
3.50%, 3/15/2029 (a)	1,129	1,126
4.88%, 2/15/2030 (a)	1,010	1,105
Costco Wholesale Corp. 1.60%, 4/20/2030	2,000	2,052
Kroger Co. (The) Series B, 7.70%, 6/1/2029	900	1,291
New Albertsons LP 8.00%, 5/1/2031	1,980	2,421
Sysco Corp. 3.30%, 2/15/2050	7,685	8,106
Walmart, Inc.
3.25%, 7/8/2029	2,315	2,699
3.63%, 12/15/2047	1,500	1,923

		34,037

Food Products — 0.4%
Archer-Daniels-Midland Co.
2.50%, 8/11/2026	1,650	1,791
4.50%, 3/15/2049	1,200	1,730
Cargill, Inc. 3.25%, 3/1/2023 (a)	1,030	1,094
Darling Ingredients, Inc. 5.25%, 4/15/2027 (a)	3,283	3,496
JBS USA LUX SA
5.75%, 6/15/2025 (a)	4,504	4,639
6.50%, 4/15/2029 (a)	4,528	5,185
Kraft Heinz Foods Co.
4.63%, 1/30/2029	6,370	7,306
4.63%, 10/1/2039 (a)	1,358	1,498
5.00%, 6/4/2042	3,050	3,491
Lamb Weston Holdings, Inc.
4.63%, 11/1/2024 (a)	1,274	1,325
4.88%, 11/1/2026 (a)	1,973	2,052
4.88%, 5/15/2028 (a)	1,365	1,515
Mars, Inc. 0.88%, 7/16/2026 (a)	2,300	2,300
Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	497	573
Pilgrim’s Pride Corp.
5.75%, 3/15/2025 (a)	1,356	1,393
5.88%, 9/30/2027 (a)	1,266	1,361
Post Holdings, Inc.
5.75%, 3/1/2027 (a)	7,565	7,962
4.63%, 4/15/2030 (a)	1,275	1,331
Tyson Foods, Inc.
4.35%, 3/1/2029	4,100	4,976
5.15%, 8/15/2044	155	213
Unilever Capital Corp. (United Kingdom) 2.13%, 9/6/2029	1,900	2,035

		57,266

Gas Utilities — 0.1%
AmeriGas Partners LP
5.63%, 5/20/2024	2,234	2,435
5.88%, 8/20/2026	1,475	1,658
5.75%, 5/20/2027	586	662
Atmos Energy Corp.
5.50%, 6/15/2041	1,110	1,589
4.15%, 1/15/2043	582	731

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Brooklyn Union Gas Co. (The)
3.87%, 3/4/2029 (a)	1,030	1,190
4.27%, 3/15/2048 (a)	1,000	1,272
ONE Gas, Inc. 4.50%, 11/1/2048	400	523
Piedmont Natural Gas Co., Inc. 3.50%, 6/1/2029	800	922
Southern California Gas Co.
Series TT, 2.60%, 6/15/2026	1,100	1,187
Series XX, 2.55%, 2/1/2030	715	771
Southern Natural Gas Co. LLC
8.00%, 3/1/2032	350	493
4.80%, 3/15/2047 (a)	204	239

		13,672

Health Care Equipment & Supplies — 0.2%
Abbott Laboratories 1.15%, 1/30/2028	660	669
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	3,596	3,785
Becton Dickinson and Co.
3.73%, 12/15/2024	800	883
3.70%, 6/6/2027	10,860	12,464
6.00%, 5/15/2039	400	533
DH Europe Finance II SARL 3.25%, 11/15/2039	1,400	1,614
Hill-Rom Holdings, Inc. 4.38%, 9/15/2027 (a)	4,442	4,631
Hologic, Inc.
4.63%, 2/1/2028 (a)	1,143	1,216
3.25%, 2/15/2029 (a)	1,215	1,235
Medtronic, Inc. 4.38%, 3/15/2035	3,000	4,106
Teleflex, Inc. 4.88%, 6/1/2026	1,114	1,159

		32,295

Health Care Providers & Services — 1.3%
Aetna, Inc.
2.80%, 6/15/2023	546	574
4.50%, 5/15/2042	224	278
Ascension Health 3.95%, 11/15/2046	687	884
Banner Health 1.90%, 1/1/2031	2,439	2,462
Bon Secours Mercy Health, Inc. 3.46%, 6/1/2030	1,460	1,665
Centene Corp.
5.38%, 6/1/2026 (a)	6,390	6,718
4.63%, 12/15/2029	9,198	10,085
3.00%, 10/15/2030	1,336	1,406
Children’s Hospital Series 2020, 2.93%, 7/15/2050	763	755
Cigna Corp.
4.50%, 2/25/2026	1,000	1,172
3.40%, 3/15/2050	7,115	8,031
CommonSpirit Health
1.55%, 10/1/2025	1,275	1,294
2.78%, 10/1/2030	1,275	1,315
3.91%, 10/1/2050	1,255	1,331
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	500	559
CVS Health Corp.
4.10%, 3/25/2025	244	276
2.88%, 6/1/2026	3,772	4,125
4.30%, 3/25/2028	14,646	17,225
2.70%, 8/21/2040	3,170	3,204
DaVita, Inc.
4.63%, 6/1/2030 (a)	4,865	5,114
3.75%, 2/15/2031 (a)	1,938	1,931
Encompass Health Corp. 4.50%, 2/1/2028	5,135	5,373
Envision Healthcare Corp. 8.75%, 10/15/2026 (a)	4,480	2,656
Hackensack Meridian Health, Inc. Series 2020, 2.88%, 9/1/2050	1,580	1,623
Hartford HealthCare Corp. 3.45%, 7/1/2054	2,350	2,356
HCA, Inc.
5.38%, 2/1/2025	2,000	2,239
5.38%, 9/1/2026	8,160	9,272
4.50%, 2/15/2027	17,305	19,895
5.63%, 9/1/2028	14,526	17,033
5.88%, 2/1/2029	8,653	10,343
3.50%, 9/1/2030	360	372
McKesson Corp. 0.90%, 12/3/2025	2,720	2,719
Memorial Health Services 3.45%, 11/1/2049	645	680
Memorial Sloan-Kettering Cancer Center
4.13%, 7/1/2052	225	294
Series 2015, 4.20%, 7/1/2055	785	1,039
MidMichigan Health Series 2020, 3.41%, 6/1/2050	955	1,062
Mount Sinai Hospitals Group, Inc. Series 2017, 3.98%, 7/1/2048	666	742
MultiCare Health System 2.80%, 8/15/2050	355	356
New York and Presbyterian Hospital (The) 2.61%, 8/1/2060	700	688
NYU Langone Hospitals Series 2020, 3.38%, 7/1/2055	1,110	1,142
Providence St Joseph Health Obligated Group Series H, 2.75%, 10/1/2026	363	399
Rush Obligated Group Series 2020, 3.92%, 11/15/2029	2,500	2,895
Tenet Healthcare Corp.
4.63%, 7/15/2024	4,237	4,311
4.63%, 9/1/2024 (a)	1,385	1,432
5.13%, 5/1/2025	1,100	1,111
4.88%, 1/1/2026 (a)	8,625	8,884
5.13%, 11/1/2027 (a)	6,927	7,222
Texas Health Resources
2.33%, 11/15/2050	500	461
4.33%, 11/15/2055	1,075	1,396

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
UnitedHealth Group, Inc.
4.63%, 7/15/2035	98	133
2.75%, 5/15/2040	1,975	2,164
3.95%, 10/15/2042	615	781
3.75%, 10/15/2047	1,120	1,408
3.88%, 8/15/2059	805	1,066
Universal Health Services, Inc. 2.65%, 10/15/2030 (a)	6,655	6,856
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	970	956

		191,763

Health Care Technology — 0.0% (b)
IQVIA, Inc.
5.00%, 10/15/2026 (a)	2,575	2,694
5.00%, 5/15/2027 (a)	1,756	1,848

		4,542

Hotels, Restaurants & Leisure — 0.6%
1011778 BC ULC (Canada)
4.25%, 5/15/2024 (a)	830	847
3.88%, 1/15/2028 (a)	3,210	3,301
Boyne USA, Inc. 7.25%, 5/1/2025 (a)	2,282	2,407
Caesars Resort Collection LLC 5.75%, 7/1/2025 (a)	2,210	2,340
Cedar Fair LP
5.38%, 4/15/2027	2,785	2,799
5.25%, 7/15/2029	387	397
Chukchansi Economic Development Authority 9.75%, 5/30/2020 (a) (c)	548	246
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023 (a)	4,860	4,666
Enterprise Development Authority (The) 12.00%, 7/15/2024 (a)	5,651	6,329
Hilton Domestic Operating Co., Inc.
5.38%, 5/1/2025 (a)	1,425	1,509
5.13%, 5/1/2026	5,635	5,828
3.75%, 5/1/2029 (a)	632	649
4.00%, 5/1/2031 (a)	378	397
Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024	2,672	2,799
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	1,395	1,454
International Game Technology plc
6.25%, 2/15/2022 (a)	711	729
6.50%, 2/15/2025 (a)	4,247	4,682
Marriott International, Inc. Series EE, 5.75%, 5/1/2025	2,035	2,359
Marriott Ownership Resorts, Inc.
6.50%, 9/15/2026	3,281	3,445
4.75%, 1/15/2028	118	119
MGM Resorts International
6.75%, 5/1/2025	940	1,010
5.75%, 6/15/2025	4,038	4,366
5.50%, 4/15/2027	817	875
Scientific Games International, Inc. 5.00%, 10/15/2025 (a)	4,552	4,683
Six Flags Entertainment Corp. 4.88%, 7/31/2024 (a)	2,636	2,626
Starbucks Corp.
3.80%, 8/15/2025	1,010	1,145
3.35%, 3/12/2050	4,405	4,873
Station Casinos LLC 5.00%, 10/1/2025 (a)	1,800	1,813
Wyndham Destinations, Inc. 6.00%, 4/1/2027 (i)	1,050	1,147
Wynn Las Vegas LLC 5.50%, 3/1/2025 (a)	2,799	2,855
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)	4,356	4,433
Yum! Brands, Inc.
7.75%, 4/1/2025 (a)	3,300	3,655
4.75%, 1/15/2030 (a)	804	869
3.63%, 3/15/2031	1,220	1,217

		82,869

Household Durables — 0.1%
Lennar Corp.
4.13%, 1/15/2022	1,385	1,423
5.88%, 11/15/2024	1,793	2,071
Newell Brands, Inc.
4.70%, 4/1/2026 (i)	6,500	7,003
5.87%, 4/1/2036 (i)	3,265	3,918
Tempur Sealy International, Inc.
5.63%, 10/15/2023	567	577
5.50%, 6/15/2026	4,811	5,011

		20,003

Household Products — 0.2%
Central Garden & Pet Co. 4.13%, 10/15/2030	3,760	3,960
Colgate-Palmolive Co. 4.00%, 8/15/2045	1,000	1,368
Energizer Holdings, Inc.
7.75%, 1/15/2027 (a)	3,102	3,381
4.75%, 6/15/2028 (a)	4,615	4,828
Kimberly-Clark Corp. 3.20%, 4/25/2029	1,000	1,155
Reckitt Benckiser Treasury Services plc (United Kingdom)
2.75%, 6/26/2024 (a)	10,530	11,262
3.00%, 6/26/2027 (a)	350	390
Spectrum Brands, Inc.
6.13%, 12/15/2024	1,409	1,437
5.75%, 7/15/2025	4,314	4,455
5.00%, 10/1/2029 (a)	1,985	2,144

		34,380

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)
5.50%, 4/15/2025	1,925	1,984
6.00%, 5/15/2026	964	1,016
2.45%, 1/15/2031 (a)	5,646	5,731
Calpine Corp.
5.25%, 6/1/2026 (a)	4,580	4,745
5.13%, 3/15/2028 (a)	2,180	2,292
Clearway Energy Operating LLC 5.00%, 9/15/2026	1,382	1,423

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Exelon Generation Co. LLC
3.25%, 6/1/2025	595	641
6.25%, 10/1/2039	200	236

		18,068

Industrial Conglomerates — 0.0% (b)
Honeywell International, Inc. 2.80%, 6/1/2050	3,200	3,559

Insurance — 0.6%
Aflac, Inc.
3.60%, 4/1/2030	2,500	2,944
4.75%, 1/15/2049	1,900	2,630
AIA Group Ltd. (Hong Kong)
3.20%, 3/11/2025 (a)	996	1,069
3.90%, 4/6/2028 (a)	2,495	2,820
3.60%, 4/9/2029 (a)	495	560
3.20%, 9/16/2040 (a)	1,680	1,802
American Financial Group, Inc. 3.50%, 8/15/2026	1,600	1,735
American International Group, Inc. 3.88%, 1/15/2035	2,041	2,464
Aon Corp. 6.25%, 9/30/2040	240	359
Athene Global Funding
2.75%, 6/25/2024 (a)	630	660
2.95%, 11/12/2026 (a)	4,500	4,774
Berkshire Hathaway Finance Corp.
4.25%, 1/15/2049	4,410	5,978
2.85%, 10/15/2050	4,720	5,155
Cincinnati Financial Corp. 6.13%, 11/1/2034	1,100	1,555
CNA Financial Corp. 3.95%, 5/15/2024	373	411
Great-West Lifeco Finance 2018 LP (Canada) 4.58%, 5/17/2048 (a)	406	550
Guardian Life Global Funding 3.40%, 4/25/2023 (a)	2,830	3,028
Guardian Life Insurance Co. of America (The) 4.85%, 1/24/2077 (a)	271	358
Intact US Holdings, Inc. 4.60%, 11/9/2022	800	853
Jackson National Life Global Funding
2.50%, 6/27/2022 (a)	4,000	4,135
3.25%, 1/30/2024 (a)	575	619
3.88%, 6/11/2025 (a)	2,637	2,978
John Hancock Life Insurance Co. 7.38%, 2/15/2024 (a)	2,550	2,995
Liberty Mutual Group, Inc. 3.95%, 10/15/2050 (a)	475	571
Lincoln National Corp. 3.35%, 3/9/2025	1,100	1,206
Manulife Financial Corp. (Canada) 4.15%, 3/4/2026	1,207	1,411
Marsh & McLennan Cos., Inc. 2.75%, 1/30/2022	433	444
MassMutual Global Funding II
2.75%, 6/22/2024 (a)	2,000	2,147
2.95%, 1/11/2025 (a)	1,200	1,305
MetLife, Inc.
6.50%, 12/15/2032	700	1,063
4.13%, 8/13/2042	500	639
Metropolitan Life Global Funding I
3.00%, 1/10/2023 (a)	5,295	5,584
3.05%, 6/17/2029 (a)	1,500	1,699
Metropolitan Life Insurance Co. 7.80%, 11/1/2025 (a)	1,650	2,139
New York Life Global Funding 3.00%, 1/10/2028 (a)	2,831	3,156
New York Life Insurance Co.
6.75%, 11/15/2039 (a)	303	466
3.75%, 5/15/2050 (a)	5,580	6,596
Pacific Life Insurance Co. (ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (a) (e)	2,730	2,941
Principal Financial Group, Inc. 3.70%, 5/15/2029	605	713
Principal Life Global Funding II 3.00%, 4/18/2026 (a)	586	653
Progressive Corp. (The) Series B, (ICE LIBOR USD 3 Month + 2.54%), 5.38%, 3/15/2023 (e) (f) (g)	600	615
Protective Life Corp. 4.30%, 9/30/2028 (a)	700	811
Prudential Financial, Inc. 3.91%, 12/7/2047	2,259	2,739
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (a)	150	195
Reliance Standard Life Global Funding II 3.85%, 9/19/2023 (a)	1,420	1,525
Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (a) (e)	1,000	1,163
Teachers Insurance & Annuity Association of America
4.90%, 9/15/2044 (a)	500	669
4.27%, 5/15/2047 (a)	800	987
Travelers Property Casualty Corp. 7.75%, 4/15/2026	700	917

		92,786

Interactive Media & Services — 0.0% (b)
Alphabet, Inc. 2.25%, 8/15/2060	2,670	2,645

Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc.
3.15%, 8/22/2027	2,000	2,273
2.50%, 6/3/2050	6,259	6,605
2.70%, 6/3/2060	1,220	1,327
MYT Holding LLC 7.50% (PIK), 9/25/2025 (a) (j)	2,100	2,076

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	1,460	1,467

		13,748

IT Services — 0.3%
DXC Technology Co. 4.25%, 4/15/2024	517	557
Fidelity National Information Services, Inc. 4.50%, 8/15/2046	2,000	2,465
Gartner, Inc.
4.50%, 7/1/2028 (a)	1,645	1,727
3.75%, 10/1/2030 (a)	730	760
Global Payments, Inc. 2.90%, 5/15/2030	4,500	4,917
International Business Machines Corp.
3.30%, 5/15/2026	1,300	1,466
1.70%, 5/15/2027	2,000	2,074
4.15%, 5/15/2039	8,265	10,588
4.00%, 6/20/2042	5,000	6,342
4.25%, 5/15/2049	2,600	3,453
Visa, Inc.
4.15%, 12/14/2035	1,510	1,969
2.70%, 4/15/2040	1,500	1,662
Western Union Co. (The) 3.60%, 3/15/2022	1,200	1,241

		39,221

Leisure Products — 0.1%
Mattel, Inc.
3.15%, 3/15/2023	1,427	1,443
6.75%, 12/31/2025 (a)	5,773	6,072
5.88%, 12/15/2027 (a)	1,145	1,262

		8,777

Machinery — 0.1%
ATS Automation Tooling Systems, Inc. (Canada) 6.50%, 6/15/2023 (a)	2,053	2,081
Caterpillar, Inc. 3.80%, 8/15/2042	680	870
Colfax Corp.
6.00%, 2/15/2024 (a)	1,908	1,977
6.38%, 2/15/2026 (a)	500	537
Deere & Co. 3.90%, 6/9/2042	3,800	4,883
Ingersoll-Rand Co. 7.20%, 6/1/2025	75	89
Parker-Hannifin Corp. 6.25%, 5/15/2038	440	630
RBS Global, Inc. 4.88%, 12/15/2025 (a)	1,680	1,714
Tennant Co. 5.63%, 5/1/2025	2,286	2,372
Vertical US Newco, Inc. (Germany) 5.25%, 7/15/2027 (a)	1,455	1,528
Xylem, Inc. 1.95%, 1/30/2028	1,285	1,343

		18,024

Marine — 0.0% (b)
MV24 Capital BV (Brazil) 6.75%, 6/1/2034 (a)	2,604	2,810

Media — 1.5%
Altice Financing SA (Luxembourg) 7.50%, 5/15/2026 (a)	3,075	3,244
AMC Networks, Inc. 5.00%, 4/1/2024	2,596	2,641
Charter Communications Operating LLC 3.70%, 4/1/2051	8,000	8,375
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/2024	5,615	5,608
5.13%, 8/15/2027 (a)	8,392	8,476
Comcast Corp.
3.38%, 2/15/2025	5,150	5,679
4.15%, 10/15/2028	6,100	7,340
4.40%, 8/15/2035	3,850	4,936
3.90%, 3/1/2038	12,489	15,363
4.60%, 10/15/2038	865	1,143
3.25%, 11/1/2039	8,380	9,568
4.60%, 8/15/2045	2,405	3,244
3.40%, 7/15/2046	5,000	5,802
3.97%, 11/1/2047	1,115	1,401
4.00%, 3/1/2048	5,140	6,510
4.00%, 11/1/2049	135	172
3.45%, 2/1/2050	1,708	2,016
2.45%, 8/15/2052	6,810	6,687
2.65%, 8/15/2062	10,555	10,652
Cox Communications, Inc.
1.80%, 10/1/2030 (a)	3,950	3,962
2.95%, 10/1/2050 (a)	2,790	2,877
CSC Holdings LLC
5.25%, 6/1/2024	4,373	4,734
5.50%, 5/15/2026 (a)	5,177	5,384
5.50%, 4/15/2027 (a)	6,627	6,995
5.38%, 2/1/2028 (a)	3,627	3,849
6.50%, 2/1/2029 (a)	4,259	4,760
Diamond Sports Group LLC 5.38%, 8/15/2026 (a)	7,688	5,958
DISH DBS Corp.
6.75%, 6/1/2021	754	770
5.88%, 7/15/2022	2,694	2,829
5.00%, 3/15/2023	5,867	6,102
5.88%, 11/15/2024	8,305	8,833
7.75%, 7/1/2026	3,985	4,534
Entercom Media Corp. 6.50%, 5/1/2027 (a)	928	899
iHeartCommunications, Inc.
6.38%, 5/1/2026	2,900	3,070
8.38%, 5/1/2027	3,727	3,960
5.25%, 8/15/2027 (a)	1,998	2,048
Lamar Media Corp.
5.75%, 2/1/2026	917	950
4.00%, 2/15/2030	2,090	2,174
Meredith Corp. 6.88%, 2/1/2026	1,265	1,259
Nexstar Broadcasting, Inc.
5.63%, 7/15/2027 (a)	4,885	5,209
4.75%, 11/1/2028 (a)	1,410	1,451
Outfront Media Capital LLC 5.00%, 8/15/2027 (a)	2,855	2,923

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Sirius XM Radio, Inc.
4.63%, 7/15/2024 (a)	1,056	1,094
5.38%, 7/15/2026 (a)	2,654	2,760
5.00%, 8/1/2027 (a)	790	831
5.50%, 7/1/2029 (a)	6,392	6,999
TEGNA, Inc.
4.63%, 3/15/2028 (a)	1,905	1,939
5.00%, 9/15/2029	1,525	1,604
Time Warner Cable LLC 7.30%, 7/1/2038	335	491
ViacomCBS, Inc.
4.20%, 5/19/2032	8,538	10,102
(ICE LIBOR USD 3 Month + 3.90%), 5.87%, 2/28/2057 (e)	1,234	1,271
Videotron Ltd. (Canada)
5.00%, 7/15/2022	700	738
5.38%, 6/15/2024 (a)	3,057	3,394
5.13%, 4/15/2027 (a)	1,823	1,930

		227,540

Metals & Mining — 0.4%
Alcoa Nederland Holding BV
6.75%, 9/30/2024 (a)	1,620	1,675
7.00%, 9/30/2026 (a)	2,810	3,011
6.13%, 5/15/2028 (a)	2,420	2,671
Anglo American Capital plc (South Africa)
2.63%, 9/10/2030 (a)	3,056	3,132
3.95%, 9/10/2050 (a)	1,000	1,102
ArcelorMittal SA (Luxembourg) 7.25%, 10/15/2039 (i)	1,175	1,558
Arconic Corp.
6.00%, 5/15/2025 (a)	125	135
6.13%, 2/15/2028 (a)	4,120	4,470
Commercial Metals Co.
4.88%, 5/15/2023	2,566	2,701
5.75%, 4/15/2026	295	307
FMG Resources August 2006 Pty. Ltd. (Australia)
4.75%, 5/15/2022 (a)	2,004	2,064
5.13%, 3/15/2023 (a)	569	600
5.13%, 5/15/2024 (a)	1,453	1,569
Freeport-McMoRan, Inc.
3.88%, 3/15/2023	700	730
5.00%, 9/1/2027	2,165	2,300
4.13%, 3/1/2028	1,907	2,007
4.38%, 8/1/2028	1,513	1,617
4.25%, 3/1/2030	440	478
5.40%, 11/14/2034	1,395	1,728
5.45%, 3/15/2043	1,650	2,063
Glencore Finance Canada Ltd. (Switzerland)
6.90%, 11/15/2037 (a)	100	132
5.55%, 10/25/2042 (a) (i)	4,045	4,887
Glencore Funding LLC (Australia)
4.63%, 4/29/2024 (a)	300	334
1.63%, 9/1/2025 (a)	565	573
2.50%, 9/1/2030 (a)	875	872
Indonesia Asahan Aluminium Persero PT (Indonesia) 6.53%, 11/15/2028 (a)	1,200	1,495
Kaiser Aluminum Corp.
6.50%, 5/1/2025 (a)	1,370	1,466
4.63%, 3/1/2028 (a)	3,060	3,156
Novelis Corp.
5.88%, 9/30/2026 (a)	1,695	1,777
4.75%, 1/30/2030 (a)	1,475	1,566
Nucor Corp.
4.00%, 8/1/2023	1,000	1,080
6.40%, 12/1/2037	1,910	2,933
Rio Tinto Finance USA Ltd. (Australia) 5.20%, 11/2/2040	2,000	2,904
United States Steel Corp. 12.00%, 6/1/2025 (a)	2,650	3,026

		62,119

Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Arbor Realty Trust, Inc. Series QIB, REIT, 4.50%, 3/15/2027 (a)	30,000	28,028

Multiline Retail — 0.0% (b)
Dollar General Corp. 3.50%, 4/3/2030	1,351	1,553
Macy’s, Inc. 8.38%, 6/15/2025 (a)	2,735	2,981
NMG 12.00%, 9/18/2025 ‡	1,372	1,441

		5,975

Multi-Utilities — 0.3%
Ameren Corp. 3.50%, 1/15/2031	2,390	2,765
Ameren Illinois Co. 3.25%, 3/15/2050	3,950	4,551
Berkshire Hathaway Energy Co.
3.25%, 4/15/2028	800	908
1.65%, 5/15/2031 (a)	4,010	4,023
6.13%, 4/1/2036	1,349	2,019
2.85%, 5/15/2051 (a)	7,740	8,065
Consolidated Edison Co. of New York, Inc.
Series 06-E, 5.70%, 12/1/2036	400	544
Series 2017, 3.88%, 6/15/2047	1,275	1,524
Series E, 4.65%, 12/1/2048	1,700	2,311
4.50%, 5/15/2058	808	1,097
Consumers Energy Co.
4.35%, 4/15/2049	500	679
4.35%, 8/31/2064	491	673
Dominion Energy, Inc.
Series F, 5.25%, 8/1/2033	785	1,010
7.00%, 6/15/2038	400	614
Series C, 4.90%, 8/1/2041	46	61
Puget Sound Energy, Inc. 5.76%, 7/15/2040	900	1,265

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
San Diego Gas & Electric Co.
6.00%, 6/1/2026	685	852
6.00%, 6/1/2039	500	730
4.50%, 8/15/2040	249	312
Series UUU, 3.32%, 4/15/2050	4,780	5,365

		39,368

Oil, Gas & Consumable Fuels — 2.4%
AI Candelaria Spain SLU (Spain) 7.50%, 12/15/2028 (h)	3,100	3,472
Antero Midstream Partners LP 5.38%, 9/15/2024	2,685	2,533
Antero Resources Corp. 5.13%, 12/1/2022	3,620	3,439
Apache Corp.
4.63%, 11/15/2025	5,401	5,615
4.88%, 11/15/2027	236	247
APT Pipelines Ltd. (Australia) 4.25%, 7/15/2027 (a)	610	688
BG Energy Capital plc (United Kingdom) 4.00%, 10/15/2021 (a)	2,000	2,061
Blue Racer Midstream LLC 6.13%, 11/15/2022 (a)	1,502	1,502
BP Capital Markets America, Inc.
3.80%, 9/21/2025	1,500	1,699
3.41%, 2/11/2026	1,750	1,960
3.02%, 1/16/2027	1,325	1,451
3.94%, 9/21/2028	2,300	2,693
4.23%, 11/6/2028	13,770	16,379
3.00%, 2/24/2050	10,130	10,463
2.77%, 11/10/2050	4,090	4,050
BP Capital Markets plc (United Kingdom)
3.54%, 11/4/2024	1,800	1,990
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (e) (f) (g)	11,180	11,934
3.28%, 9/19/2027	2,988	3,336
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (e) (f) (g)	13,870	15,296
Buckeye Partners LP
4.15%, 7/1/2023	2,500	2,525
4.13%, 12/1/2027	2,755	2,727
Cameron LNG LLC 3.70%, 1/15/2039 (a)	961	1,088
Cenovus Energy, Inc. (Canada) 5.38%, 7/15/2025	4,710	5,194
Cheniere Energy Partners LP
5.25%, 10/1/2025	5,536	5,681
5.63%, 10/1/2026	963	1,005
Cheniere Energy, Inc. 4.63%, 10/15/2028 (a)	2,560	2,653
Chesapeake Energy Corp. 11.50%, 1/1/2025 (a) (c)	3,585	538
Chevron Corp. 2.24%, 5/11/2030	3,500	3,761
Chevron USA, Inc. 2.34%, 8/12/2050	6,310	6,127
Comstock Resources, Inc. 7.50%, 5/15/2025 (a)	3,381	3,373
ConocoPhillips Co. 6.95%, 4/15/2029	1,421	1,983
Continental Resources, Inc.
5.00%, 9/15/2022	3,795	3,805
5.75%, 1/15/2031 (a)	2,223	2,384
Crestwood Midstream Partners LP 5.75%, 4/1/2025	2,760	2,739
DCP Midstream Operating LP
4.95%, 4/1/2022	522	536
5.38%, 7/15/2025	2,200	2,373
5.13%, 5/15/2029	1,725	1,828
6.75%, 9/15/2037 (a)	1,080	1,123
5.60%, 4/1/2044	480	449
Diamondback Energy, Inc.
5.38%, 5/31/2025	1,153	1,200
3.25%, 12/1/2026	420	445
Ecopetrol SA (Colombia)
5.88%, 9/18/2023	2,470	2,751
5.88%, 5/28/2045	1,010	1,197
Energy Transfer Operating LP
3.60%, 2/1/2023	1,146	1,190
4.25%, 3/15/2023	2,000	2,105
4.75%, 1/15/2026	7,346	8,153
5.00%, 5/15/2050	5,000	5,304
Eni USA, Inc. (Italy) 7.30%, 11/15/2027	500	657
EnLink Midstream Partners LP
4.15%, 6/1/2025	1,962	1,820
4.85%, 7/15/2026	1,665	1,540
5.60%, 4/1/2044	1,930	1,428
Enterprise Products Operating LLC
3.35%, 3/15/2023	1,252	1,325
3.70%, 2/15/2026	1,026	1,157
Series J, 5.75%, 3/1/2035	800	1,038
6.45%, 9/1/2040	375	531
5.95%, 2/1/2041	333	458
4.95%, 10/15/2054	330	408
EOG Resources, Inc. 4.38%, 4/15/2030	2,000	2,437
EQM Midstream Partners LP
4.75%, 7/15/2023	2,000	2,040
4.00%, 8/1/2024	2,530	2,517
6.00%, 7/1/2025 (a)	500	533
EQT Corp. 7.88%, 2/1/2025 (i)	3,800	4,351
Equinor ASA (Norway) 7.15%, 11/15/2025	585	748
Exxon Mobil Corp.
2.99%, 3/19/2025	1,990	2,174
2.61%, 10/15/2030	5,220	5,696
3.00%, 8/16/2039	1,555	1,668
3.10%, 8/16/2049	4,970	5,276
Genesis Energy LP 7.75%, 2/1/2028	1,314	1,209
Gray Oak Pipeline LLC
2.00%, 9/15/2023 (a)	1,090	1,099
2.60%, 10/15/2025 (a)	995	1,010

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Gulfport Energy Corp.
6.63%, 5/1/2023 (c)	1,320	796
6.00%, 10/15/2024 (c)	2,737	1,649
6.38%, 1/15/2026 (c)	1,018	614
HollyFrontier Corp.
2.63%, 10/1/2023	500	505
5.88%, 4/1/2026	695	755
KazMunayGas National Co. JSC (Kazakhstan) 5.38%, 4/24/2030 (h)	3,650	4,480
Leviathan Bond Ltd. (Israel)
6.13%, 6/30/2025 (h)	1,090	1,166
6.50%, 6/30/2027 (h)	1,182	1,302
6.75%, 6/30/2030 (h)	680	745
MEG Energy Corp. (Canada)
6.50%, 1/15/2025 (a)	2,237	2,282
7.13%, 2/1/2027 (a)	1,999	1,959
MPLX LP
1.75%, 3/1/2026	1,750	1,773
5.20%, 3/1/2047	323	381
NGPL PipeCo LLC
4.38%, 8/15/2022 (a)	1,823	1,897
7.77%, 12/15/2037 (a)	615	811
Noble Energy, Inc. 5.25%, 11/15/2043	8,550	11,836
NuStar Logistics LP
5.75%, 10/1/2025	666	701
6.00%, 6/1/2026	1,338	1,408
5.63%, 4/28/2027	1,003	1,028
6.38%, 10/1/2030	666	723
Occidental Petroleum Corp.
2.70%, 8/15/2022	2,180	2,148
2.90%, 8/15/2024	2,000	1,865
8.00%, 7/15/2025	1,533	1,681
5.88%, 9/1/2025	2,779	2,806
8.50%, 7/15/2027	1,641	1,813
6.38%, 9/1/2028	773	788
8.88%, 7/15/2030	1,887	2,130
6.63%, 9/1/2030	773	807
ONEOK Partners LP 6.65%, 10/1/2036	1,465	1,780
ONEOK, Inc. 7.50%, 9/1/2023	3,050	3,501
Parsley Energy LLC 5.38%, 1/15/2025 (a)	5,775	5,948
PBF Holding Co. LLC
9.25%, 5/15/2025 (a)	514	511
6.00%, 2/15/2028 (a)	2,710	1,423
Pertamina Persero PT (Indonesia) 6.45%, 5/30/2044 (h)	1,600	2,184
Petrobras Global Finance BV (Brazil) 6.90%, 3/19/2049	682	823
Petroleos Mexicanos (Mexico)
6.88%, 8/4/2026	2,600	2,691
5.35%, 2/12/2028	3,250	3,040
6.75%, 9/21/2047	395	340
7.69%, 1/23/2050	880	810
6.95%, 1/28/2060	2,667	2,287
Phillips 66 4.65%, 11/15/2034	1,000	1,183
Plains All American Pipeline LP 3.85%, 10/15/2023	1,495	1,576
QEP Resources, Inc.
5.38%, 10/1/2022	766	697
5.25%, 5/1/2023	2,196	1,878
5.63%, 3/1/2026	673	481
Range Resources Corp. 4.88%, 5/15/2025	2,625	2,437
Saudi Arabian Oil Co. (Saudi Arabia)
1.25%, 11/24/2023 (a)	200	202
1.63%, 11/24/2025 (a)	224	228
SM Energy Co.
6.13%, 11/15/2022	686	611
6.75%, 9/15/2026	1,895	1,061
6.63%, 1/15/2027	1,293	727
Southwestern Energy Co.
6.45%, 1/23/2025 (i)	2,195	2,244
7.50%, 4/1/2026	2,251	2,345
Spectra Energy Partners LP 4.50%, 3/15/2045	4,670	5,389
Sunoco Logistics Partners Operations LP 5.95%, 12/1/2025	464	535
Sunoco LP
4.88%, 1/15/2023	2,036	2,068
6.00%, 4/15/2027	598	640
Tallgrass Energy Partners LP
4.75%, 10/1/2023 (a)	1,435	1,408
5.50%, 9/15/2024 (a)	1,555	1,540
5.50%, 1/15/2028 (a)	1,975	1,881
Targa Resources Partners LP
4.25%, 11/15/2023	3,426	3,443
5.13%, 2/1/2025	3,895	3,992
5.88%, 4/15/2026	2,440	2,568
5.38%, 2/1/2027	535	559
6.50%, 7/15/2027	1,730	1,873
5.00%, 1/15/2028	585	610
4.88%, 2/1/2031 (a)	1,280	1,362
TerraForm Power Operating LLC
4.25%, 1/31/2023 (a)	1,872	1,933
5.00%, 1/31/2028 (a)	1,468	1,640
Texas Eastern Transmission LP 3.50%, 1/15/2028 (a)	375	405
Total Capital International SA (France)
2.99%, 6/29/2041	4,700	5,085
3.46%, 7/12/2049	7,690	8,806
3.13%, 5/29/2050	4,200	4,598
Trinidad Petroleum Holdings Ltd. (Trinidad and Tobago) 9.75%, 6/15/2026 (a)	1,150	1,294
Valero Energy Corp.
1.20%, 3/15/2024	2,840	2,839
2.15%, 9/15/2027	900	899
Western Midstream Operating LP 4.00%, 7/1/2022	1,155	1,175

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
WPX Energy, Inc.
5.75%, 6/1/2026	4,184	4,409
4.50%, 1/15/2030	3,565	3,693

		362,666

Personal Products — 0.0% (b)
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	3,520	3,783
Estee Lauder Cos., Inc. (The) 3.13%, 12/1/2049	1,800	2,098

		5,881

Pharmaceuticals — 1.0%
Advanz Pharma Corp. Ltd. (Canada) 8.00%, 9/6/2024	3,526	3,491
AstraZeneca plc (United Kingdom)
3.50%, 8/17/2023	2,000	2,155
1.38%, 8/6/2030	5,275	5,207
2.13%, 8/6/2050	8,870	8,379
Bausch Health Americas, Inc.
9.25%, 4/1/2026 (a)	4,654	5,167
8.50%, 1/31/2027 (a)	5,264	5,790
Bausch Health Cos., Inc.
7.00%, 3/15/2024 (a)	9,063	9,346
5.50%, 11/1/2025 (a)	9,362	9,644
5.75%, 8/15/2027 (a)	6,090	6,547
5.00%, 2/15/2029 (a)	1,560	1,571
5.25%, 1/30/2030 (a)	1,188	1,214
5.25%, 2/15/2031 (a)	1,251	1,263
Bristol-Myers Squibb Co.
2.90%, 7/26/2024	3,045	3,290
3.20%, 6/15/2026	2,977	3,341
1.13%, 11/13/2027	8,690	8,753
4.13%, 6/15/2039	5,998	7,722
2.35%, 11/13/2040	4,000	4,106
5.00%, 8/15/2045	3,600	5,226
Elanco Animal Health, Inc. 5.90%, 8/28/2028 (i)	2,425	2,847
Eli Lilly and Co.
2.25%, 5/15/2050	1,500	1,459
4.15%, 3/15/2059	1,665	2,303
2.50%, 9/15/2060	2,000	2,017
Pfizer, Inc.
2.75%, 6/3/2026	1,500	1,659
3.45%, 3/15/2029	495	580
2.63%, 4/1/2030	2,000	2,222
4.10%, 9/15/2038	3,000	3,847
3.90%, 3/15/2039	2,960	3,680
2.55%, 5/28/2040	7,000	7,419
4.30%, 6/15/2043	4,000	5,252
Pharmacia LLC 6.60%, 12/1/2028 (i)	745	1,045
Royalty Pharma plc
1.20%, 9/2/2025 (a)	645	650
1.75%, 9/2/2027 (a)	645	658
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	500	558
Takeda Pharmaceutical Co. Ltd. (Japan)
5.00%, 11/26/2028	1,300	1,617
3.03%, 7/9/2040	4,060	4,297
3.18%, 7/9/2050	10,880	11,628
3.38%, 7/9/2060	3,995	4,423
Viatris, Inc. 1.65%, 6/22/2025 (a)	3,500	3,605

		153,978

Real Estate Management & Development — 0.0% (b)
Mitsui Fudosan Co. Ltd. (Japan) 2.95%, 1/23/2023 (a)	2,480	2,591
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)
3.13%, 3/20/2022 (a)	579	594
3.88%, 3/20/2027 (a)	603	669

		3,854

Road & Rail — 0.3%
Avis Budget Car Rental LLC
5.25%, 3/15/2025 (a)	3,424	3,398
5.75%, 7/15/2027 (a)	1,354	1,356
Burlington Northern Santa Fe LLC
7.08%, 5/13/2029	100	141
6.15%, 5/1/2037	750	1,140
4.38%, 9/1/2042	2,510	3,336
4.70%, 9/1/2045	6,630	9,427
3.55%, 2/15/2050	2,707	3,392
Canadian Pacific Railway Co. (Canada) 9.45%, 8/1/2021	280	296
CSX Corp.
3.25%, 6/1/2027	1,283	1,450
3.80%, 4/15/2050	4,300	5,389
Empresa de Transporte de Pasajeros Metro SA (Chile) 5.00%, 1/25/2047 (h)	2,400	3,055
ERAC USA Finance LLC
3.30%, 10/15/2022 (a)	200	210
2.70%, 11/1/2023 (a)	470	498
7.00%, 10/15/2037 (a)	291	445
Hertz Corp. (The)
5.50%, 10/15/2024 (a) (c)	3,715	1,644
6.00%, 1/15/2028 (a) (c)	1,770	788
JB Hunt Transport Services, Inc. 3.85%, 3/15/2024	460	500
Norfolk Southern Corp.
2.90%, 2/15/2023	462	485
3.05%, 5/15/2050	4,405	4,878
4.05%, 8/15/2052	1,000	1,289
Penske Truck Leasing Co. LP
4.13%, 8/1/2023 (a)	1,767	1,920
1.20%, 11/15/2025 (a)	2,165	2,174
Ryder System, Inc. 3.50%, 6/1/2021	555	563
SMBC Aviation Capital Finance DAC (Ireland)
3.00%, 7/15/2022 (a)	650	666
4.13%, 7/15/2023 (a)	1,100	1,170

		49,610

Semiconductors & Semiconductor Equipment — 0.3%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	2,313	2,510
Analog Devices, Inc. 4.50%, 12/5/2036	563	674

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Broadcom Corp. 3.88%, 1/15/2027	8,910	10,011
Broadcom, Inc. 4.11%, 9/15/2028	3,548	4,062
Intel Corp.
3.25%, 11/15/2049	1,700	1,946
3.10%, 2/15/2060	700	783
Microchip Technology, Inc. 4.25%, 9/1/2025 (a)	382	401
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	3,395	3,497
Qorvo, Inc. 3.38%, 4/1/2031 (a)	1,780	1,811
QUALCOMM, Inc.
1.30%, 5/20/2028 (a)	8,805	8,842
3.25%, 5/20/2050	7,800	9,208
Sensata Technologies UK Financing Co. plc 6.25%, 2/15/2026 (a)	2,328	2,415
Texas Instruments, Inc.
2.90%, 11/3/2027	1,000	1,123
2.25%, 9/4/2029	1,800	1,952
3.88%, 3/15/2039	1,620	2,043
4.15%, 5/15/2048	300	412

		51,690

Software — 0.4%
CDK Global, Inc.
4.88%, 6/1/2027	1,675	1,764
5.25%, 5/15/2029 (a)	1,939	2,128
Intuit, Inc.
0.95%, 7/15/2025	2,850	2,887
1.35%, 7/15/2027	2,490	2,535
Microsoft Corp.
3.50%, 2/12/2035	4,989	6,222
4.20%, 11/3/2035	435	580
3.45%, 8/8/2036	2,000	2,473
4.10%, 2/6/2037	547	721
2.53%, 6/1/2050	323	346
Nuance Communications, Inc. 5.63%, 12/15/2026	3,648	3,855
Open Text Corp. (Canada) 5.88%, 6/1/2026 (a)	2,996	3,123
Oracle Corp.
2.50%, 4/1/2025	2,750	2,949
2.95%, 4/1/2030	7,410	8,314
4.30%, 7/8/2034	567	724
3.90%, 5/15/2035	1,545	1,907
3.85%, 7/15/2036	1,756	2,132
4.13%, 5/15/2045	5,300	6,577
salesforce.com, Inc. 3.70%, 4/11/2028	1,100	1,297
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	3,205	3,429

		53,963

Specialty Retail — 0.4%
Gap, Inc. (The) 8.88%, 5/15/2027 (a)	2,670	3,097
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	3,130	3,203
Home Depot, Inc. (The)
3.13%, 12/15/2049	3,440	3,960
3.50%, 9/15/2056	4,200	5,156
L Brands, Inc.
6.88%, 7/1/2025 (a)	1,155	1,249
5.25%, 2/1/2028	769	798
7.50%, 6/15/2029	1,704	1,879
6.75%, 7/1/2036	1,625	1,753
Lowe’s Cos., Inc.
3.13%, 9/15/2024	665	721
2.50%, 4/15/2026	3,000	3,253
3.65%, 4/5/2029	872	1,016
3.70%, 4/15/2046	5,000	5,888
4.05%, 5/3/2047	1,774	2,180
O’Reilly Automotive, Inc.
3.60%, 9/1/2027	185	210
1.75%, 3/15/2031	1,145	1,139
Penske Automotive Group, Inc. 5.50%, 5/15/2026	2,916	3,033
PetSmart, Inc. 7.13%, 3/15/2023 (a)	3,799	3,751
Staples, Inc.
7.50%, 4/15/2026 (a)	9,915	9,989
10.75%, 4/15/2027 (a)	5,981	5,622
TJX Cos., Inc. (The)
3.75%, 4/15/2027	600	695
4.50%, 4/15/2050	350	500

		59,092

Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc.
3.25%, 2/23/2026	372	417
2.20%, 9/11/2029	4,125	4,440
3.85%, 5/4/2043	8,561	11,015
3.45%, 2/9/2045	8,744	10,717
3.75%, 9/12/2047	6,500	8,239
3.75%, 11/13/2047	1,000	1,280
2.95%, 9/11/2049	870	990
2.55%, 8/20/2060	7,500	7,776
Dell International LLC
7.13%, 6/15/2024 (a)	6,236	6,469
4.90%, 10/1/2026 (a)	1,630	1,904
EMC Corp. 3.38%, 6/1/2023	2,796	2,887
NCR Corp.
5.75%, 9/1/2027 (a)	1,370	1,442
5.00%, 10/1/2028 (a)	763	789
6.13%, 9/1/2029 (a)	5,075	5,502
Western Digital Corp. 4.75%, 2/15/2026	2,907	3,175
Xerox Corp. 4.38%, 3/15/2023 (i)	2,232	2,342

		69,384

Textiles, Apparel & Luxury Goods — 0.0% (b)
Hanesbrands, Inc. 4.88%, 5/15/2026 (a)	1,908	2,051

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
William Carter Co. (The)
5.50%, 5/15/2025 (a)	1,000	1,060
5.63%, 3/15/2027 (a)	2,405	2,534

		5,645

Thrifts & Mortgage Finance — 0.4%
BPCE SA (France)
5.70%, 10/22/2023 (a)	2,000	2,256
5.15%, 7/21/2024 (a)	12,810	14,519
2.38%, 1/14/2025 (a)	2,260	2,375
(SOFR + 1.52%), 1.65%, 10/6/2026 (a) (e)	13,230	13,451
3.38%, 12/2/2026	250	282
3.50%, 10/23/2027 (a)	1,100	1,227
2.70%, 10/1/2029 (a)	13,090	14,199
Nationstar Mortgage Holdings, Inc.
9.13%, 7/15/2026 (a)	1,865	2,003
Nationwide Building Society (United Kingdom) 1.00%, 8/28/2025 (a)	555	554
Quicken Loans LLC
5.25%, 1/15/2028 (a)	1,095	1,161
3.63%, 3/1/2029 (a)	2,936	2,918
3.88%, 3/1/2031 (a)	446	451
Radian Group, Inc. 4.50%, 10/1/2024	1,286	1,337

		56,733

Tobacco — 0.5%
Altria Group, Inc.
3.40%, 5/6/2030	15,750	17,482
3.88%, 9/16/2046	9,585	10,317
BAT Capital Corp. (United Kingdom)
3.56%, 8/15/2027	26,716	29,684
2.26%, 3/25/2028	275	284
4.39%, 8/15/2037	6,345	7,149
Philip Morris International, Inc.
2.10%, 5/1/2030	2,610	2,697
4.38%, 11/15/2041	4,073	5,192
4.13%, 3/4/2043	5,000	6,125

		78,930

Trading Companies & Distributors — 0.2%
Ahern Rentals, Inc. 7.38%, 5/15/2023 (a)	4,118	2,852
Air Lease Corp.
2.30%, 2/1/2025	1,000	1,016
3.25%, 3/1/2025	242	254
3.38%, 7/1/2025	1,360	1,435
2.88%, 1/15/2026	1,000	1,035
3.25%, 10/1/2029	1,020	1,041
Aviation Capital Group LLC 5.50%, 12/15/2024 (a)	562	602
BOC Aviation Ltd. (Singapore)
2.38%, 9/15/2021 (a)	300	302
2.75%, 9/18/2022 (a)	600	610
3.50%, 10/10/2024 (a)	370	391
H&E Equipment Services, Inc. 5.63%, 9/1/2025	1,110	1,160
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	2,000	2,107
International Lease Finance Corp. 8.63%, 1/15/2022	1,000	1,082
United Rentals North America, Inc.
5.88%, 9/15/2026	10,999	11,631
3.88%, 2/15/2031	1,308	1,367
WESCO Distribution, Inc.
5.38%, 6/15/2024	3,197	3,273
7.13%, 6/15/2025 (a)	1,680	1,829
7.25%, 6/15/2028 (a)	1,010	1,135
WW Grainger, Inc. 4.60%, 6/15/2045	520	694

		33,816

Transportation Infrastructure — 0.0% (b)
Sydney Airport Finance Co. Pty. Ltd. (Australia) 3.38%, 4/30/2025 (a)	1,300	1,382
Transurban Finance Co. Pty. Ltd. (Australia) 2.45%, 3/16/2031 (a)	990	1,038

		2,420

Water Utilities — 0.0% (b)
American Water Capital Corp.
3.85%, 3/1/2024	680	742
3.45%, 6/1/2029	620	713

		1,455

Wireless Telecommunication Services — 0.7%
America Movil SAB de CV (Mexico)
3.13%, 7/16/2022	1,266	1,317
4.38%, 4/22/2049	439	570
Hughes Satellite Systems Corp.
5.25%, 8/1/2026	2,490	2,747
6.63%, 8/1/2026	2,530	2,815
Sprint Corp.
7.88%, 9/15/2023	3,143	3,622
7.13%, 6/15/2024	7,061	8,217
7.63%, 2/15/2025	5,843	6,997
7.63%, 3/1/2026	11,153	13,869
T-Mobile USA, Inc.
5.13%, 4/15/2025	4,596	4,715
6.50%, 1/15/2026	4,391	4,563
4.50%, 2/1/2026	4,422	4,541
1.50%, 2/15/2026 (a)	5,740	5,826
4.75%, 2/1/2028	5,290	5,681
3.88%, 4/15/2030 (a)	17,210	19,738
2.55%, 2/15/2031 (a)	8,315	8,681
2.25%, 11/15/2031 (a)	2,000	2,028
4.38%, 4/15/2040 (a)	10,910	13,324

		109,251

TOTAL CORPORATE BONDS (Cost $4,320,626)		4,607,044

MORTGAGE-BACKED SECURITIES — 17.6%
FHLMC
Pool # 1J1380, ARM, 3.96%, 3/1/2036 (l)	47	50
Pool # 1G1861, ARM, 4.04%, 3/1/2036 (l)	38	41

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # 1J1393, ARM, 2.20%, 10/1/2036 (l)	55		57
Pool # 1J1657, ARM, 2.83%, 5/1/2037 (l)	11		12
Pool # 1Q0476, ARM, 2.41%, 10/1/2037 (l)	106		107
FHLMC Gold Pools, 15 Year
Pool # J05944, 5.50%, 1/1/2021	—	(d)	—	(d)
Pool # G13821, 6.00%, 11/1/2021	2		2
Pool # G13385, 5.50%, 11/1/2023	18		19
Pool # G13603, 5.50%, 2/1/2024	6		6
Pool # G13805, 5.50%, 12/1/2024	33		34
Pool # G14252, 5.50%, 12/1/2024	33		34
Pool # J14494, 4.00%, 2/1/2026	513		545
FHLMC Gold Pools, 20 Year
Pool # C91025, 7.00%, 1/1/2027	60		65
Pool # G30591, 6.00%, 2/1/2028	425		475
Pool # D98914, 4.00%, 1/1/2032	3,018		3,324
Pool # G31099, 4.00%, 1/1/2038	11,722		13,016
FHLMC Gold Pools, 30 Year
Pool # C80091, 6.50%, 1/1/2024	16		18
Pool # C80161, 7.50%, 6/1/2024	1		1
Pool # G00271, 7.00%, 9/1/2024	14		14
Pool # C80245, 7.50%, 10/1/2024	3		3
Pool # G00278, 7.00%, 11/1/2024	6		7
Pool # C00496, 7.50%, 2/1/2027	1		1
Pool # D81734, 7.00%, 8/1/2027	17		18
Pool # G00747, 8.00%, 8/1/2027	25		29
Pool # D86005, 7.00%, 2/1/2028	3		3
Pool # G02210, 7.00%, 12/1/2028	60		68
Pool # C21930, 6.00%, 2/1/2029	7		7
Pool # C00785, 6.50%, 6/1/2029	12		13
Pool # A27201, 6.50%, 3/1/2032	59		66
Pool # A13067, 4.00%, 9/1/2033	29		31
Pool # G60154, 5.00%, 2/1/2034	12,281		14,190
Pool # G60214, 5.00%, 7/1/2035	11,445		13,261
Pool # C02641, 7.00%, 10/1/2036	35		41
Pool # C02660, 6.50%, 11/1/2036	65		75
Pool # G06172, 5.50%, 12/1/2038	1,253		1,475
Pool # G06576, 5.00%, 9/1/2040	5,404		6,283
Pool # A96733, 4.50%, 2/1/2041	9,802		11,001
Pool # G06493, 4.50%, 5/1/2041	512		575
Pool # G61864, 5.50%, 6/1/2041	4,753		5,618
Pool # Q05956, 4.50%, 2/1/2042	1,511		1,695
Pool # Q11285, 3.50%, 9/1/2042	4,121		4,547
Pool # Q12174, 3.50%, 10/1/2042	4,722		5,211
Pool # G07239, 3.00%, 12/1/2042	4,257		4,594
Pool # Q13796, 3.50%, 12/1/2042	6,243		6,890
Pool # Q15767, 3.00%, 2/1/2043	4,092		4,415
Pool # Q33869, 4.00%, 6/1/2045	3,428		3,757
Pool # G61462, 4.00%, 7/1/2045	18,943		20,806
Pool # Q37784, 3.50%, 12/1/2045	2,356		2,533
Pool # Q39092, 4.00%, 2/1/2046	4,907		5,349
Pool # Q39412, 3.50%, 3/1/2046	1,837		1,973
Pool # Q40797, 3.50%, 5/1/2046	4,738		5,074
Pool # Q40905, 3.50%, 6/1/2046	342		362
Pool # Q40922, 3.50%, 6/1/2046	2,255		2,418
Pool # Q41602, 3.50%, 7/1/2046	966		1,033
Pool # Q42079, 3.50%, 7/1/2046	992		1,058
Pool # Q42657, 3.50%, 8/1/2046	8,833		9,452
Pool # Q42656, 4.00%, 8/1/2046	492		526
Pool # Q43241, 3.50%, 9/1/2046	9,836		10,512

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # Q43237, 4.00%, 9/1/2046	1,506		1,636
Pool # G61565, 4.50%, 4/1/2048	30,601		34,080
FHLMC Gold Pools, Other
Pool # G20027, 10.00%, 10/1/2030	4		4
Pool # B90491, 7.50%, 1/1/2032	172		193
Pool # U89009, 3.50%, 9/1/2032	629		676
Pool # U80074, 3.50%, 10/1/2032	2,429		2,613
Pool # G20028, 7.50%, 12/1/2036	245		278
Pool # U90690, 3.50%, 6/1/2042	2,127		2,311
Pool # U90975, 4.00%, 6/1/2042	449		488
Pool # U90230, 4.50%, 9/1/2042	1,855		2,061
Pool # U90281, 4.00%, 10/1/2042	1,480		1,625
Pool # U92021, 5.00%, 9/1/2043	1,993		2,237
Pool # U99076, 4.50%, 12/1/2043	4,610		5,157
Pool # U99084, 4.50%, 2/1/2044	3,990		4,464
Pool # U92996, 3.50%, 6/1/2045	338		368
Pool # U93026, 3.50%, 7/1/2045	1,158		1,259
Pool # U99134, 4.00%, 1/1/2046	4,600		5,045
Pool # U93155, 3.50%, 5/1/2046	808		875
Pool # U93158, 3.50%, 6/1/2046	1,053		1,141
Pool # U93167, 3.50%, 7/1/2046	950		1,013
Pool # U93172, 3.50%, 7/1/2046	1,087		1,177
FHLMC UMBS, 20 Year Pool # RB5085, 2.00%, 11/1/2040	39,429		41,075
FHLMC UMBS, 30 Year Pool # RA2008, 4.00%, 1/1/2050	22,336		24,427
FNMA
Pool # AM2292, ARM, 0.49%, 1/1/2023 (l)	1,161		1,159
Pool # 766610, ARM, 2.89%, 1/1/2034 (l)	61		62
Pool # 823660, ARM, 2.88%, 5/1/2035 (l)	81		82
Pool # 910181, ARM, 3.56%, 3/1/2037 (l)	37		38
Pool # 888304, ARM, 3.03%, 4/1/2037 (l)	1		1
Pool # 888750, ARM, 3.57%, 4/1/2037 (l)	58		61
Pool # 948208, ARM, 1.87%, 7/1/2037 (l)	33		34
Pool # 888620, ARM, 2.44%, 7/1/2037 (l)	63		63
FNMA UMBS, 15 Year
Pool # 890129, 6.00%, 12/1/2021	2		3
Pool # 949379, 6.00%, 8/1/2022	14		14
Pool # 890231, 5.00%, 7/1/2025	128		135
Pool # CA4723, 3.50%, 11/1/2034	11,300		11,994
FNMA UMBS, 20 Year
Pool # MA0602, 3.50%, 12/1/2030	206		219
Pool # BM3254, 4.00%, 1/1/2038	9,500		10,683
Pool # BM3566, 4.00%, 2/1/2038	10,047		11,154
Pool # CA1234, 4.00%, 2/1/2038	4,015		4,457
Pool # CA1238, 4.00%, 2/1/2038	3,544		3,987
FNMA UMBS, 30 Year
Pool # 50617, 8.00%, 8/1/2022	—	(d)	—	(d)
Pool # 250228, 9.00%, 4/1/2025	1		1
Pool # 328066, 8.50%, 10/1/2025	—	(d)	—	(d)
Pool # 313692, 8.50%, 12/1/2025	1		1
Pool # 365997, 7.50%, 10/1/2026	1		1
Pool # 250854, 7.50%, 3/1/2027	1		1
Pool # 251569, 7.00%, 3/1/2028	1		1
Pool # 420165, 6.50%, 4/1/2028	35		39
Pool # 455598, 5.50%, 12/1/2028	15		17
Pool # 517656, 5.50%, 7/1/2029	13		14
Pool # 252570, 6.50%, 7/1/2029	15		17
Pool # 517679, 6.50%, 7/1/2029	61		68
Pool # 323866, 6.50%, 8/1/2029	12		14
Pool # 995656, 7.00%, 6/1/2033	154		183
Pool # AL6168, 5.00%, 9/1/2033	5,435		6,270
Pool # 725229, 6.00%, 3/1/2034	898		1,063

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # AA0918, 5.50%, 9/1/2034	174	204
Pool # 735503, 6.00%, 4/1/2035	89	107
Pool # 745948, 6.50%, 10/1/2036	14	17
Pool # AL0379, 8.00%, 12/1/2036	1,043	1,236
Pool # 995149, 6.50%, 10/1/2038	44	52
Pool # 995504, 7.50%, 11/1/2038	72	87
Pool # AC3237, 5.00%, 10/1/2039	534	621
Pool # AC4467, 4.50%, 12/1/2039	945	1,054
Pool # AE1526, 4.50%, 9/1/2040	2,137	2,364
Pool # AE3095, 4.50%, 9/1/2040	1,126	1,248
Pool # AE0681, 4.50%, 12/1/2040	4,702	5,276
Pool # AL0038, 5.00%, 2/1/2041	4,532	5,267
Pool # AX5292, 5.00%, 1/1/2042	18,511	21,505
Pool # BM1065, 5.50%, 2/1/2042	7,731	9,133
Pool # AL2059, 4.00%, 6/1/2042	13,993	15,774
Pool # AB7575, 3.00%, 1/1/2043	3,690	3,920
Pool # AR6380, 3.00%, 2/1/2043	3,972	4,284
Pool # 890564, 3.00%, 6/1/2043	5,092	5,528
Pool # AT5907, 4.00%, 6/1/2043	8,764	9,911
Pool # AS0214, 3.50%, 8/1/2043	9,062	10,059
Pool # AL6848, 5.00%, 6/1/2044	2,064	2,390
Pool # BA2343, 4.00%, 9/1/2045	4,272	4,624
Pool # BA1210, 3.50%, 5/1/2046	1,548	1,664
Pool # BA7485, 3.50%, 6/1/2046	816	872
Pool # BC2969, 3.50%, 6/1/2046	750	794
Pool # BD1371, 3.50%, 6/1/2046	1,797	1,921
Pool # BA7492, 4.00%, 6/1/2046	1,188	1,288
Pool # BC9368, 4.00%, 6/1/2046	4,277	4,641
Pool # BD1372, 4.00%, 6/1/2046	2,060	2,223
Pool # BD2956, 3.50%, 7/1/2046	7,063	7,551
Pool # BD5456, 3.50%, 8/1/2046	3,538	3,777
Pool # BM1169, 4.00%, 9/1/2046	14,454	16,275
Pool # BE0280, 3.50%, 10/1/2046	5,086	5,475
Pool # AS8335, 4.50%, 11/1/2046	10,188	11,248
Pool # BM1906, 4.00%, 5/1/2047	10,645	11,668
Pool # AS9811, 5.00%, 6/1/2047	4,747	5,358
Pool # BH7565, 4.00%, 8/1/2047	19,655	21,554
Pool # BM3500, 4.00%, 9/1/2047	9,702	10,807
Pool # CA0346, 4.50%, 9/1/2047	17,471	19,064
Pool # BH6687, 4.00%, 11/1/2047	4,327	4,628
Pool # BM3044, 4.00%, 11/1/2047	7,695	8,465
Pool # BE8347, 4.00%, 12/1/2047	2,867	3,067
Pool # BJ5254, 4.00%, 12/1/2047	9,616	10,311
Pool # BM3499, 4.00%, 12/1/2047	77,747	84,962
Pool # BJ5777, 4.50%, 12/1/2047	852	933
Pool # BH6689, 4.00%, 1/1/2048	4,759	5,087
Pool # BJ7311, 4.00%, 1/1/2048	41,334	45,258
Pool # BJ8238, 4.00%, 1/1/2048	13,852	15,155
Pool # BJ8265, 4.00%, 1/1/2048	9,388	10,260
Pool # BK1008, 4.00%, 1/1/2048	2,651	2,898
Pool # BJ4617, 4.00%, 2/1/2048	7,094	7,773
Pool # BJ5772, 4.00%, 2/1/2048	10,548	11,291
Pool # BK1581, 4.00%, 2/1/2048	1,717	1,881
Pool # FM0035, 3.50%, 3/1/2048	15,145	16,229
Pool # BJ5803, 4.00%, 3/1/2048	8,606	9,219
Pool # BK1963, 4.00%, 3/1/2048	5,090	5,574
Pool # BM3665, 4.00%, 3/1/2048	24,754	27,394
Pool # BJ5789, 4.50%, 3/1/2048	4,976	5,469

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # BE2789, 4.00%, 4/1/2048	3,637	3,890
Pool # CA1710, 4.50%, 5/1/2048	8,289	8,998
Pool # BK5943, 5.00%, 6/1/2048	4,644	5,183
Pool # BK4130, 4.50%, 7/1/2048	977	1,058
Pool # BK6562, 4.50%, 7/1/2048	6,589	7,217
Pool # BK6589, 4.50%, 7/1/2048	2,792	3,068
Pool # BN0133, 4.00%, 8/1/2048	12,354	13,234
Pool # BK9292, 5.00%, 8/1/2048	11,126	12,438
Pool # CA4662, 3.50%, 9/1/2048	8,961	9,801
Pool # BN1312, 4.00%, 9/1/2048	24,370	26,104
Pool # 890863, 5.00%, 9/1/2048	32,772	37,473
Pool # BN0234, 5.00%, 9/1/2048	5,988	6,687
Pool # MA3496, 4.50%, 10/1/2048	6,805	7,381
Pool # BN0861, 5.00%, 10/1/2048	2,901	3,279
Pool # BK9556, 4.00%, 12/1/2048	6,892	7,425
Pool # BK1176, 5.00%, 1/1/2049	3,289	3,635
Pool # BK8748, 4.50%, 5/1/2049	23,901	26,025
Pool # BO2428, 3.50%, 7/1/2049	12,529	13,211
Pool # BO0592, 4.00%, 7/1/2049	3,561	3,867
FNMA, 30 Year Pool # CA2171, 4.00%, 8/1/2048	19,868	21,413
FNMA, Other
Pool # 468564, 4.06%, 7/1/2021	1,187	1,194
Pool # 470622, 2.75%, 3/1/2022	233	238
Pool # AM2285, 2.41%, 1/1/2023	3,403	3,502
Pool # AM2255, 2.51%, 1/1/2023	3,566	3,675
Pool # AM2452, 2.44%, 2/1/2023	6,699	6,908
Pool # AM2859, 2.65%, 3/1/2023	3,900	4,070
Pool # AL3876, 2.79%, 6/1/2023 (l)	3,563	3,719
Pool # AM4170, 3.51%, 8/1/2023	15,000	15,998
Pool # AM5032, 3.64%, 12/1/2023	4,589	4,932
Pool # AM5079, 3.45%, 1/1/2024	4,832	5,182
Pool # AM5473, 3.76%, 3/1/2024	5,300	5,754
Pool # AN2363, 2.23%, 4/1/2024	3,713	3,878
Pool # AM6795, 3.05%, 9/1/2024	10,631	11,452
Pool # AL6260, 2.75%, 12/1/2024 (l)	439	450
Pool # AM7290, 2.97%, 12/1/2024	4,046	4,370
Pool # AM7682, 2.84%, 1/1/2025	5,801	6,243
Pool # AM7795, 2.92%, 1/1/2025	9,849	10,632
Pool # AN1302, 2.93%, 1/1/2025	4,010	4,309
Pool # AM8090, 2.48%, 2/1/2025	9,326	9,895
Pool # AM8702, 2.73%, 4/1/2025	18,325	19,710
Pool # AM8674, 2.81%, 4/1/2025	18,640	20,113
Pool # AM8691, 2.64%, 6/1/2025	18,777	20,162
Pool # AM9942, 3.09%, 10/1/2025	11,000	12,090
Pool # AN0287, 2.95%, 11/1/2025	5,000	5,468
Pool # AN0707, 3.13%, 2/1/2026	8,486	9,349
Pool # AN1222, 2.78%, 4/1/2026	7,000	7,631
Pool # AN1413, 2.49%, 5/1/2026	9,747	10,473
Pool # AN1503, 2.62%, 5/1/2026	5,539	5,977
Pool # AN1221, 2.81%, 5/1/2026	4,000	4,371
Pool # AN1497, 2.61%, 6/1/2026	10,122	10,961
Pool # AN2193, 2.53%, 7/1/2026	5,727	6,160
Pool # AN2689, 2.20%, 10/1/2026	6,259	6,642
Pool # AN4000, 3.00%, 12/1/2026	2,315	2,558
Pool # AL6937, 3.92%, 12/1/2026 (l)	4,946	5,545
Pool # AN4917, 3.13%, 3/1/2027	13,674	15,284
Pool # AN6318, 3.18%, 8/1/2027	8,500	9,283
Pool # BL3525, 2.60%, 9/1/2027	11,545	12,530
Pool # BL0497, 3.84%, 10/1/2027	4,807	5,542
Pool # AN1449, 2.97%, 4/1/2028	6,593	7,353

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # AN2005, 2.73%, 7/1/2028	10,560	11,691
Pool # 387807, 3.55%, 8/1/2028	11,451	13,235
Pool # AN2956, 2.44%, 10/1/2028	7,103	7,713
Pool # AN3685, 2.69%, 12/1/2028	15,076	16,687
Pool # AN4004, 3.27%, 12/1/2028	8,615	9,878
Pool # BL1040, 3.81%, 12/1/2028	16,000	18,822
Pool # BL0907, 3.88%, 12/1/2028	290	340
Pool # AN4154, 3.17%, 1/1/2029	16,836	19,203
Pool # AN4349, 3.35%, 1/1/2029	8,606	9,900
Pool # AN4344, 3.37%, 1/1/2029	16,981	19,452
Pool # AN1872, 2.90%, 5/1/2029	3,729	4,137
Pool # AN5677, 3.25%, 6/1/2029	9,611	11,019
Pool # BL3509, 2.66%, 8/1/2029	22,452	24,770
Pool # BL3491, 2.84%, 8/1/2029	15,900	17,441
Pool # 387883, 3.78%, 8/1/2030	16,369	19,471
Pool # 387827, 3.80%, 8/1/2030	7,918	9,426
Pool # AN0198, 3.34%, 11/1/2030	3,995	4,581
Pool # AN1676, 2.99%, 5/1/2031	3,657	4,134
Pool # AN1953, 3.01%, 6/1/2031	1,893	2,132
Pool # AN1683, 3.03%, 6/1/2031	5,000	5,675
Pool # AN2308, 2.87%, 8/1/2031	8,819	9,881
Pool # AN2625, 2.50%, 10/1/2031	12,116	13,263
Pool # BL3368, 2.84%, 11/1/2031	4,475	4,945
Pool # BL6367, 1.82%, 4/1/2032	36,000	37,660
Pool # BL6302, 2.07%, 5/1/2032	15,158	16,039
Pool # AO7654, 3.50%, 5/1/2032	2,257	2,423
Pool # AO5230, 3.50%, 6/1/2032	1,421	1,519
Pool # AO7057, 3.50%, 6/1/2032	1,107	1,184
Pool # AO7746, 3.50%, 6/1/2032	126	136
Pool # AO8038, 3.50%, 7/1/2032	3,192	3,432
Pool # AP0645, 3.50%, 7/1/2032	2,677	2,879
Pool # AP0682, 3.50%, 7/1/2032	2,717	2,908
Pool # AP1314, 3.50%, 8/1/2032	2,706	2,909
Pool # AQ1534, 3.50%, 10/1/2032	880	947
Pool # AQ1607, 3.50%, 11/1/2032	646	694
Pool # 650236, 5.00%, 12/1/2032	11	11
Pool # AR7961, 3.50%, 3/1/2033	828	890
Pool # BL3453, 3.16%, 8/1/2033	14,690	16,708
Pool # 868763, 6.50%, 4/1/2036	6	6
Pool # 886320, 6.50%, 7/1/2036	24	27
Pool # AO6757, 4.00%, 6/1/2042	3,235	3,544
Pool # MA1125, 4.00%, 7/1/2042	2,390	2,600
Pool # MA1213, 3.50%, 10/1/2042	9,784	10,630
Pool # MA1283, 3.50%, 12/1/2042	1,420	1,542
Pool # MA1328, 3.50%, 1/1/2043	4,946	5,376
Pool # MA1404, 3.50%, 4/1/2043	2,633	2,861
Pool # MA1462, 3.50%, 6/1/2043	1,476	1,600
Pool # MA1463, 3.50%, 6/1/2043	3,712	4,034
Pool # MA1510, 4.00%, 7/1/2043	2,962	3,243
Pool # MA1546, 3.50%, 8/1/2043	5,748	6,247
Pool # AU8840, 4.50%, 11/1/2043	2,001	2,236
Pool # AV2613, 4.50%, 11/1/2043	4,133	4,624
Pool # MA1711, 4.50%, 12/1/2043	2,851	3,186
Pool # AL6167, 3.50%, 1/1/2044	20,512	22,288
Pool # MA2346, 3.50%, 6/1/2045	749	812
Pool # MA2462, 4.00%, 11/1/2045	4,905	5,378
Pool # MA2482, 4.00%, 12/1/2045	5,130	5,627
Pool # MA2519, 4.00%, 1/1/2046	4,795	5,260

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # BC0784, 3.50%, 4/1/2046	842		916
Pool # MA2593, 4.00%, 4/1/2046	12,033		13,206
Pool # MA2631, 4.00%, 5/1/2046	13,059		14,317
Pool # MA2658, 3.50%, 6/1/2046	3,429		3,729
Pool # MA2690, 3.50%, 7/1/2046	7,214		7,813
Pool # BF0090, 3.50%, 5/1/2056	31,797		35,438
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 1.50%, 12/25/2050 (k)	34,885		35,297
TBA, 2.00%, 12/25/2050 (k)	271,005		281,530
TBA, 2.00%, 1/25/2051 (k)	90,505		93,844
GNMA I, 15 Year Pool # 782933, 6.50%, 10/15/2023	19		20
GNMA I, 30 Year
Pool # 314497, 7.25%, 1/15/2022	5		5
Pool # 316247, 9.00%, 1/15/2022	2		2
Pool # 297656, 7.50%, 10/15/2022	2		2
Pool # 376855, 7.00%, 2/15/2024	7		7
Pool # 380930, 7.00%, 4/15/2024	—	(d)	—	(d)
Pool # 780029, 9.00%, 11/15/2024	—	(d)	—	(d)
Pool # 430999, 7.50%, 7/15/2026	8		8
Pool # 780481, 7.00%, 12/15/2026	2		2
Pool # 460982, 7.00%, 11/15/2027	1		2
Pool # 427295, 7.25%, 1/15/2028	11		11
Pool # 460759, 6.50%, 2/15/2028	38		42
Pool # 781118, 6.50%, 10/15/2029	30		35
Pool # 783867, 6.00%, 8/15/2036	2,919		3,530
Pool # AS4934, 4.50%, 5/15/2046	1,830		2,078
Pool # AT7538, 4.00%, 7/15/2046	6,782		7,301
Pool # AT7652, 4.00%, 8/15/2046	4,041		4,345
Pool # BM1819, 5.00%, 4/15/2049	5,749		6,572
GNMA II, 30 Year
Pool # 2056, 7.50%, 8/20/2025	2		2
Pool # 2270, 8.00%, 8/20/2026	1		2
Pool # 2285, 8.00%, 9/20/2026	18		20
Pool # 2379, 8.00%, 2/20/2027	1		1
Pool # 2397, 8.00%, 3/20/2027	—	(d)	1
Pool # 2445, 8.00%, 6/20/2027	8		9
Pool # 2457, 7.50%, 7/20/2027	19		23
Pool # 2538, 8.00%, 1/20/2028	3		4
Pool # 2581, 8.00%, 4/20/2028	1		1
Pool # 2606, 8.00%, 6/20/2028	1		1
Pool # 2619, 8.00%, 7/20/2028	2		2
Pool # 2633, 8.00%, 8/20/2028	5		5
Pool # 2714, 6.50%, 2/20/2029	4		4
Pool # 4901, 8.00%, 9/20/2031	242		285
Pool # 5020, 7.50%, 5/20/2032	126		145
Pool # 738210, 7.00%, 6/20/2032	244		281
Pool # 738062, 6.00%, 11/20/2032	373		417
Pool # 738059, 6.00%, 10/20/2033	139		154
Pool # 738049, 6.00%, 3/20/2035	360		402
Pool # 737987, 6.00%, 4/20/2036	329		368
Pool # 737975, 6.00%, 9/20/2036	66		74
Pool # 5034, 7.00%, 8/20/2038	83		95
Pool # 4245, 6.00%, 9/20/2038	86		99
Pool # 4930, 7.00%, 10/20/2038	351		430
Pool # 4964, 7.00%, 12/20/2038	58		61
Pool # 4872, 7.00%, 1/20/2039	356		419
Pool # 5072, 6.50%, 10/20/2039	110		125
Pool # 5218, 6.50%, 10/20/2039	168		193
Pool # AS8103, 3.50%, 6/20/2046	1,805		2,009
Pool # AS8104, 3.75%, 6/20/2046	1,720		1,918
Pool # AS8105, 4.00%, 6/20/2046	1,260		1,408
Pool # AS8106, 3.50%, 7/20/2046	2,727		3,031

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # AS8107, 3.75%, 7/20/2046	3,161	3,527
Pool # AY0571, 4.50%, 11/20/2047	8,871	9,603
Pool # BB8791, 4.00%, 12/20/2047	7,744	8,624
Pool # BD6195, 4.00%, 1/20/2048	11,211	11,964
Pool # BE9507, 4.50%, 3/20/2048	3,431	3,745
Pool # BG2382, 4.50%, 3/20/2048	2,772	3,017
Pool # BA7568, 4.50%, 4/20/2048	16,720	18,213
Pool # BD0512, 5.00%, 4/20/2048	9,558	10,497
Pool # BD0532, 5.00%, 6/20/2048	10,843	11,915
Pool # BG3833, 4.50%, 7/20/2048	26,005	28,354
Pool # BD0549, 5.00%, 8/20/2048	10,320	11,334
Pool # BH9109, 4.50%, 10/20/2048	14,245	15,471
Pool # BJ7085, 5.00%, 12/20/2048	12,887	14,421
Pool # BK7188, 4.50%, 2/20/2049	9,133	10,006
Pool # BK7189, 5.00%, 2/20/2049	8,888	9,880
Pool # BN2622, 4.00%, 6/20/2049	12,836	13,832
Pool # BM9677, 4.50%, 6/20/2049	16,946	18,595
Pool # BM9683, 5.00%, 6/20/2049	15,640	17,437
Pool # BJ1310, 4.50%, 7/20/2049	9,867	10,911
Pool # BO2717, 4.50%, 7/20/2049	10,571	11,796
Pool # BO3146, 4.50%, 7/20/2049	4,210	4,682
Pool # BO3147, 4.50%, 7/20/2049	4,946	5,435
Pool # BO3157, 4.50%, 7/20/2049	4,156	4,600
Pool # BO3158, 4.50%, 7/20/2049	3,530	3,874
Pool # BO3159, 4.50%, 7/20/2049	2,525	2,724
Pool # BM9690, 5.00%, 7/20/2049	5,061	5,638
Pool # BM9701, 4.50%, 8/20/2049	33,630	36,316

TOTAL MORTGAGE-BACKED SECURITIES (Cost $2,522,695)		2,648,222

ASSET-BACKED SECURITIES — 16.2%
ACC Trust
Series 2019-1, Class A, 3.75%, 5/20/2022 (a)	2,749	2,763
Series 2019-2, Class B, 3.63%, 8/21/2023 (a)	10,566	10,677
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (a)	4,087	3,863
Series 2015-1, Class A, 3.60%, 3/15/2027 (a)	3,192	3,036
Series 2015-2, Class AA, 3.75%, 12/15/2027 (a)	888	873
Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	1,987	1,908
Series 2017-1, Class A, 3.55%, 1/15/2030 (a)	1,079	917
Ally Auto Receivables Trust
Series 2017-3, Class C, 2.37%, 10/17/2022	4,038	4,041
Series 2018-2, Class A3, 2.92%, 11/15/2022	10,222	10,307
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	832	802
Series 2016-3, Class AA, 3.00%, 10/15/2028	2,062	1,990
Series 2017-1, Class AA, 3.65%, 2/15/2029	2,119	2,072
American Credit Acceptance Receivables Trust
Series 2017-2, Class D, 3.69%, 6/12/2023 (a)	4,383	4,411
Series 2020-2, Class B, 2.48%, 9/13/2024 (a)	800	818
Series 2020-2, Class C, 3.88%, 4/13/2026 (a)	1,023	1,086
American Homes 4 Rent Series 2015-SFR1, Class E, 5.64%, 4/17/2052 ‡ (a)	1,250	1,374
American Homes 4 Rent Trust
Series 2014-SFR3, Class D, 5.04%, 12/17/2036 ‡ (a)	5,000	5,462
Series 2014-SFR3, Class E, 6.42%, 12/17/2036 ‡ (a)	17,745	19,917
Series 2015-SFR2, Class D, 5.04%, 10/17/2052 ‡ (a)	2,250	2,490
Series 2015-SFR2, Class E, 6.07%, 10/17/2052 ‡ (a)	18,630	20,996
American Tower Trust #1 3.07%, 3/15/2023 (a)	3,135	3,199
AmeriCredit Automobile Receivables Trust
Series 2017-2, Class D, 3.42%, 4/18/2023	11,300	11,623
Series 2017-4, Class D, 3.08%, 12/18/2023	20,124	20,761

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
AMSR Trust
Series 2020-SFR1, Class E, 3.22%, 4/17/2037 (a)	30,000		30,554
Series 2020-SFR2, Class E2, 4.28%, 7/17/2037 ‡ (a)	16,035		16,801
Series 2020-SFR3, Class F, 3.55%, 9/17/2037 ‡ (a)	12,179		12,250
Series 2020-SFR4, Class E2, 2.46%, 11/17/2037 ‡ (a)	23,000		23,054
Series 2020-SFR4, Class F, 2.86%, 11/17/2037 ‡ (a)	20,000		19,927
Series 2019-SFR1, Class F, 3.87%, 1/19/2039 ‡ (a)	19,690		19,658
Series 2019-SFR1, Class G, 4.86%, 1/19/2039 ‡ (a)	7,875		7,841
Series 2019-SFR1, Class H, 6.04%, 1/19/2039 ‡ (a)	7,875		7,830
Aqua Finance Trust
Series 2017-A, Class A, 3.72%, 11/15/2035 (a)	3,949		4,068
Series 2019-A, Class B, 3.47%, 7/16/2040 ‡ (a)	19,000		19,782
Series 2020-AA, Class C, 3.97%, 7/17/2046 (a)	4,250		4,397
B2R Mortgage Trust Series 2016-1, Class A, 2.57%, 6/15/2049 (a)	1,962		1,962
BankBoston Home Equity Loan Trust Series 1998-1, Class A6, 6.35%, 7/25/2028 ‡	—	(d)	—	(d)
Bear Stearns Asset-Backed Securities Trust Series 2003-SD2, Class 2A, 3.48%, 6/25/2043 ‡ (l)	186		189
BMW Vehicle Owner Trust Series 2018-A, Class A3, 2.35%, 4/25/2022	2,695		2,704
British Airways Pass-Through Trust (United Kingdom)
Series 2013-1, Class A, 4.63%, 6/20/2024 (a)	1,631		1,602
Series 2019-1, Class A, 3.35%, 6/15/2029 (a)	1,527		1,341
Series 2018-1, Class AA, 3.80%, 9/20/2031 (a)	703		715
Series 2018-1, Class A, 4.13%, 9/20/2031 (a)	2,093		1,885
Series 2019-1, Class AA, 3.30%, 12/15/2032 (a)	562		539
Business Jet Securities LLC
Series 2018-2, Class A, 4.45%, 6/15/2033 (a)	11,240		11,402
Series 2018-2, Class C, 6.66%, 6/15/2033 (a)	2,377		2,386
Series 2019-1, Class C, 6.95%, 7/15/2034 ‡ (a)	10,272		10,340
Series 2020-1A, Class B, 3.97%, 11/15/2035 (a)	14,853		14,919
Series 2020-1A, Class C, 7.14%, 11/15/2035 (a)	10,813		10,938
BXG Receivables Note Trust Series 2018-A, Class C, 4.44%, 2/2/2034 ‡ (a)	2,834		2,853
Camillo Issuer LLC
Series 2016-SFR, Class 1-A-1, 5.00%, 12/5/2023 ‡	9,435		9,415
Series 2017-SFR1, Class A, 5.50%, 6/5/2027 ‡ (a)	21,097		21,097
Series 2018-SFR1, Class A, 5.25%, 6/5/2028 ‡ (a)	19,325		19,325
CarMax Auto Owner Trust
Series 2017-1, Class C, 2.84%, 10/17/2022	3,011		3,035
Series 2017-1, Class D, 3.43%, 7/17/2023	4,929		4,968
Series 2018-1, Class D, 3.37%, 7/15/2024	2,732		2,826
Carnow Auto Receivables Trust Series 2018-1A, Class C, 5.21%, 9/15/2023 (a)	5,960		5,928
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (a) (k)	5,800		5,796
CARS-DB4 LP
Series 2020-1A, Class A6, 3.81%, 2/15/2050 (a)	4,749		4,988
Series 2020-1A, Class B2, 4.52%, 2/15/2050 ‡ (a)	8,960		9,385
Series 2020-1A, Class B3, 4.95%, 2/15/2050 ‡ (a)	9,990		10,322
Carvana Auto Receivables Trust
Series 2019-1A, Class C, 3.50%, 2/15/2024 (a)	9,980		10,258
Series 2019-1A, Class D, 3.88%, 10/15/2024 (a)	7,500		7,824
Series 2020-N1A, Class B, 2.01%, 3/17/2025 (a)	29,424		29,995
Series 2019-2A, Class E, 5.01%, 4/15/2026 (a)	9,750		10,271
Series 2019-4A, Class E, 4.70%, 10/15/2026 (a)	5,000		5,166
Centex Home Equity Loan Trust Series 2001-B, Class A6, 6.36%, 7/25/2032 ‡	31		32
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	1,372		2,000
Colony American Finance Ltd. (Cayman Islands) Series 2016-2, Class A, 2.55%, 11/15/2048 (a)	5,674		5,687
Continental Airlines Pass-Through Trust Series 2012-1, Class A, 4.15%, 4/11/2024	126		124
COOF Securitization Trust Ltd. Series 2014-1, Class A, IO, 2.80%, 6/25/2040 ‡ (a) (l)	3,575		299
CoreVest American Finance Trust
Series 2020-2, Class A, 3.38%, 5/15/2052 (a)	6,132		6,646
Series 2020-2, Class B, 4.24%, 5/15/2052 ‡ (a) (l)	8,345		9,086

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CPS Auto Receivables Trust
Series 2018-B, Class C, 3.58%, 3/15/2023 (a)	10,506	10,585
Series 2017-B, Class D, 3.95%, 3/15/2023 (a)	4,722	4,751
Series 2018-A, Class D, 3.66%, 12/15/2023 (a)	2,161	2,211
Series 2018-D, Class D, 4.34%, 9/16/2024 (a)	2,303	2,388
Series 2020-B, Class B, 2.11%, 4/15/2026 (a)	6,000	6,088
CPS Auto Trust Series 2017-A, Class D, 4.61%, 12/15/2022 (a)	775	786
Credit Acceptance Auto Loan Trust
Series 2018-1A, Class B, 3.60%, 4/15/2027 (a)	40,547	40,971
Series 2018-2A, Class B, 3.94%, 7/15/2027 (a)	20,950	21,392
Series 2018-3A, Class C, 4.04%, 12/15/2027 (a)	11,249	11,564
Series 2019-3A, Class C, 3.06%, 3/15/2029 (a)	10,500	10,879
Series 2020-1A, Class C, 2.59%, 6/15/2029 (a)	21,735	22,183
Series 2020-2A, Class C, 2.73%, 11/15/2029 (a)	4,895	4,993
Crown Castle Towers LLC
3.72%, 7/15/2023 (a)	250	262
3.66%, 5/15/2025 (a)	2,805	3,016
Currency Capital Funding Trust
Series 2018-1A, Class B, 5.66%, 3/17/2026 ‡ (a) (l)	8,000	6,800
Series 2018-1A, Class B2, 5.66%, 3/17/2026 ‡ (a) (l)	221	188
CWABS, Inc. Asset-Backed Certificates
Series 2004-1, Class M1, 0.90%, 3/25/2034 ‡ (l)	74	74
Series 2004-1, Class M2, 0.98%, 3/25/2034 ‡ (l)	27	27
Series 2004-1, Class 3A, 0.71%, 4/25/2034 ‡ (l)	297	265
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 1.05%, 10/25/2034 (l)	232	219
Delta Air Lines Pass-Through Trust
Series 2007-1, Class A, 6.82%, 8/10/2022	1,275	1,302
Series 2019-1, Class AA, 3.20%, 4/25/2024	6,270	6,402
Series 2015-1, Class AA, 3.63%, 7/30/2027	3,331	3,357
Diamond Resorts Owner Trust
Series 2017-1A, Class B, 4.11%, 10/22/2029 ‡ (a)	997	1,003
Series 2018-1, Class D, 5.90%, 1/21/2031 ‡ (a)	1,132	1,131
Dominion Financial Services 2 LLC Series 2018-1, Class A, 5.35%, 9/15/2022 ‡ (a) (i)	33,800	33,800
Drive Auto Receivables Trust
Series 2017-BA, Class D, 3.72%, 10/17/2022 (a)	542	544
Series 2017-1, Class D, 3.84%, 3/15/2023	3,380	3,424
Series 2017-3, Class D, 3.53%, 12/15/2023 (a)	12,142	12,318
Series 2016-CA, Class D, 4.18%, 3/15/2024 (a)	2,987	3,027
Series 2017-AA, Class D, 4.16%, 5/15/2024 (a)	1,858	1,887
Series 2017-BA, Class E, 5.30%, 7/15/2024 (a)	15,290	15,658
Series 2018-2, Class D, 4.14%, 8/15/2024	32,890	33,916
Series 2018-3, Class D, 4.30%, 9/16/2024	14,563	15,094
Series 2019-4, Class D, 2.70%, 2/16/2027	10,500	10,830
DT Auto Owner Trust
Series 2017-1A, Class D, 3.55%, 11/15/2022 (a)	230	230
Series 2017-4A, Class D, 3.47%, 7/17/2023 (a)	2,206	2,215
Series 2018-1A, Class C, 3.47%, 12/15/2023 (a)	28	28
Series 2018-1A, Class D, 3.81%, 12/15/2023 (a)	6,053	6,135
Series 2017-2A, Class E, 6.03%, 1/15/2024 (a)	8,750	8,976
Series 2017-1A, Class E, 5.79%, 2/15/2024 (a)	14,000	14,150
Series 2017-3A, Class E, 5.60%, 8/15/2024 (a)	8,295	8,555
Series 2019-2A, Class D, 3.48%, 2/18/2025 (a)	19,000	19,711
Series 2019-4A, Class D, 2.85%, 7/15/2025 (a)	2,500	2,578
Series 2020-2A, Class C, 3.28%, 3/16/2026 (a)	5,000	5,231
Series 2020-3A, Class D, 1.84%, 6/15/2026 (a)	7,100	7,168
E3 (Cayman Islands)
Series 2019-1, Class A, 3.10%, 9/20/2055 (a)	9,321	9,585
Series 2019-1, Class C, 5.00%, 9/20/2055 ‡ (a)	7,181	7,211
Elara HGV Timeshare Issuer LLC
Series 2017-A, Class A, 2.69%, 3/25/2030 (a)	10,761	11,048
Series 2019-A, Class C, 3.45%, 1/25/2034 ‡ (a)	3,031	3,062

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Exeter Automobile Receivables Trust
Series 2017-1A, Class C, 3.95%, 12/15/2022 (a)	626	631
Series 2017-2A, Class C, 3.93%, 4/17/2023 (a)	5,136	5,176
Series 2017-3A, Class C, 3.68%, 7/17/2023 (a)	8,221	8,375
Series 2016-3A, Class D, 6.40%, 7/17/2023 (a)	9,400	9,622
Series 2018-1A, Class D, 3.53%, 11/15/2023 (a)	14,215	14,589
Series 2017-2A, Class D, 6.39%, 2/15/2024 (a)	8,000	8,361
Series 2018-3A, Class D, 4.35%, 6/17/2024 (a)	22,280	23,240
Series 2020-2A, Class B, 2.08%, 7/15/2024 (a)	8,000	8,110
Series 2018-4A, Class D, 4.35%, 9/16/2024 (a)	25,430	26,647
Series 2020-2A, Class C, 3.28%, 5/15/2025 (a)	7,250	7,575
Series 2018-2A, Class E, 5.33%, 5/15/2025 (a)	7,000	7,292
Series 2020-2A, Class D, 4.73%, 4/15/2026 (a)	3,500	3,785
Series 2020-3A, Class D, 1.73%, 7/15/2026	9,000	9,033
Series 2019-4A, Class E, 3.56%, 10/15/2026 (a)	14,185	14,443
Fifth Third Auto Trust Series 2019-1, Class A3, 2.64%, 12/15/2023	7,280	7,404
First Investors Auto Owner Trust
Series 2016-2A, Class C, 2.53%, 7/15/2022 (a)	1,331	1,334
Series 2016-2A, Class D, 3.35%, 11/15/2022 (a)	3,500	3,530
Series 2017-3A, Class B, 2.72%, 4/17/2023 (a)	2,359	2,366
Series 2017-3A, Class C, 3.00%, 1/16/2024 (a)	5,458	5,532
Series 2017-3A, Class D, 3.44%, 3/15/2024 (a)	5,096	5,210
Series 2017-3A, Class E, 4.92%, 8/15/2024 (a)	1,300	1,348
FirstKey Homes Trust Series 2020-SFR1, Class F1, 3.64%, 9/17/2025 ‡ (a)	3,500	3,572
Flagship Credit Auto Trust
Series 2016-2, Class C, 6.22%, 9/15/2022 (a)	3,610	3,660
Series 2017-4, Class B, 2.66%, 10/17/2022 (a)	2,281	2,287
Series 2017-1, Class C, 3.22%, 5/15/2023 (a)	757	759
Series 2017-1, Class D, 4.23%, 5/15/2023 (a)	1,313	1,340
Series 2017-R, 8.24%, 10/18/2023	5,363	5,095
Series 2017-4, Class C, 2.92%, 11/15/2023 (a)	5,720	5,785
Series 2017-1, Class E, 6.46%, 12/15/2023 (a)	3,500	3,638
Series 2017-4, Class D, 3.58%, 1/15/2024 (a)	2,630	2,703
Series 2017-2, Class E, 5.55%, 7/15/2024 (a)	3,630	3,776
Series 2019-2, Class C, 3.09%, 5/15/2025 (a)	8,250	8,543
Series 2019-2, Class D, 3.53%, 5/15/2025 (a)	9,500	9,995
Series 2019-2, Class E, 4.52%, 12/15/2026 (a)	5,000	5,230
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	99,326	109,090
Foundation Finance Trust
Series 2020-1A, Class B, 4.62%, 7/16/2040 ‡ (a)	1,700	1,751
Series 2020-1A, Class C, 5.75%, 7/16/2040 ‡ (a)	4,650	4,786
FREED ABS Trust
Series 2018-2, Class A, 3.99%, 10/20/2025 (a)	776	779
Series 2019-1, Class B, 3.87%, 6/18/2026 (a)	20,848	21,074
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class A6, 6.70%, 4/25/2029 ‡ (l)	267	278
GLS Auto Receivables Trust
Series 2016-1A, Class C, 6.90%, 10/15/2021 (a)	8	8
Series 2018-1A, Class A, 2.82%, 7/15/2022 (a)	183	183
Series 2017-1A, Class D, 5.50%, 6/17/2024 (a)	4,000	4,076
GM Financial Consumer Automobile Receivables Trust Series 2018-2, Class A3, 2.81%, 12/16/2022	10,222	10,328
GMAT Trust Series 2013-1A, Class M, 5.00%, 11/25/2043 ‡ (a) (l)	2,479	2,441
Golden Bear LLC Series 2016-R, Class R, 5.65%, 9/20/2047 ‡ (a)	888	877
Goodgreen (Cayman Islands) Series 2018-1A, Class A, 3.93%, 10/15/2053 (a) (l)	7,498	7,998
Goodgreen Trust
Series 2017-1A, Class A, 3.74%, 10/15/2052 (a)	1,291	1,362
Series 2016-1A, Class B, 5.24%, 10/15/2052 ‡ (a)	972	1,018
Series 2017-2A, Class A, 3.26%, 10/15/2053 (a)	8,465	8,828
HERO Funding (Cayman Islands)
Series 2017-3A, Class A1, 3.19%, 9/20/2048 (a)	4,549	4,685
Series 2017-3A, Class A2, 3.95%, 9/20/2048 (a)	3,746	3,923

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
HERO Funding II (Cayman Islands)
Series 2016-3B, Class B, 5.24%, 9/20/2042 ‡ (a)	331	334
Series 2016-4B, Class B, 4.99%, 9/20/2047 ‡ (a)	3,374	3,444
HERO Funding III (Cayman Islands) Series 2017-1A, Class A, 3.50%, 9/21/2043 (a)	5,203	5,411
HERO Funding Trust (Cayman Islands)
Series 2015-3A, Class A, 4.28%, 9/20/2041 (a)	2,859	3,052
Series 2016-3A, Class A1, 3.08%, 9/20/2042 (a)	1,286	1,316
Series 2017-1A, Class A2, 4.46%, 9/20/2047 (a)	3,948	4,241
Series 2017-2A, Class A2, 4.07%, 9/20/2048 (a)	4,386	4,625
HERO Residual Funding (Cayman Islands) Series 2016-1R, Class A1, 4.50%, 9/21/2042 (a)	279	265
Hertz Fleet Lease Funding LP Series 2018-1, Class A2, 3.23%, 5/10/2032 (a)	3,058	3,075
Hertz Vehicle Financing II LP
Series 2018-1A, Class A, 3.29%, 2/25/2024 (a)	3,186	3,188
Series 2019-3A, Class B, 3.03%, 12/26/2025 (a)	22,245	22,252
Hilton Grand Vacations Trust Series 2020-AA, Class C, 6.42%, 2/25/2039 ‡ (a)	8,173	9,000
Home Partners of America Trust Series 2019-2, Class E, 3.32%, 10/19/2039 ‡ (a)	9,869	10,138
Honda Auto Receivables Owner Trust Series 2018-2, Class A3, 3.01%, 5/18/2022	6,292	6,351
Hyundai Auto Receivables Trust Series 2018-A, Class A3, 2.79%, 7/15/2022	3,377	3,403
Kabbage Funding LLC Series 2019-1, Class C, 4.61%, 3/15/2024 ‡ (a)	24,027	24,022
KGS-Alpha SBA COOF Trust
Series 2012-4, Class A, IO, 0.82%, 9/25/2037 ‡ (a) (l)	7,550	188
Series 2012-2, Class A, IO, 0.54%, 8/25/2038 ‡ (a) (l)	5,339	111
Series 2013-2, Class A, IO, 1.52%, 3/25/2039 ‡ (a) (l)	5,128	210
Lending Point Asset Securitization Trust Series 2020-1, Class C, 4.14%, 2/10/2026 ‡ (a)	4,500	4,423
Lendingpoint Asset Securitization Trust Series 2019-2, Class B, 3.73%, 11/10/2025 (a)	6,284	6,329
Lendingpoint Funding Trust Series 2018-1, Class A2, 4.14%, 11/15/2024 ‡ (a) (l)	4,687	4,682
Lendmark Funding Trust
Series 2018-1A, Class D, 6.25%, 12/21/2026 ‡ (a)	7,750	7,852
Series 2018-2A, Class D, 6.78%, 4/20/2027 (a)	8,970	9,190
Long Beach Mortgage Loan Trust Series 2004-1, Class M3, 1.20%, 2/25/2034 ‡ (l)	7	7
LP LMS Asset Securitization Trust Series 2020-1A, Class B, 5.24%, 2/10/2026 ‡ (a)	2,942	3,124
LV Tower 52 Issuer
Series 2013-1, Class A, 5.75%, 7/15/2019 ‡ (a)	6,653	6,710
Series 2013-1, Class M, 7.75%, 7/15/2019 ‡ (a)	7,906	7,973
Mariner Finance Issuance Trust Series 2018-AA, Class D, 6.57%, 11/20/2030 (a)	10,000	10,192
Marlette Funding Trust
Series 2018-1A, Class C, 3.69%, 3/15/2028 (a)	1,328	1,331
Series 2020-1A, Class B, 2.38%, 3/15/2030 ‡ (a)	17,500	17,685
Mid-State Capital Corp. Trust
Series 2005-1, Class A, 5.75%, 1/15/2040	93	100
Series 2005-1, Class M1, 6.11%, 1/15/2040 ‡	2,209	2,396
Series 2006-1, Class A, 5.79%, 10/15/2040 (a)	1,226	1,323
Series 2006-1, Class M1, 6.08%, 10/15/2040 ‡ (a)	1,487	1,599
Series 2006-1, Class M2, 6.74%, 10/15/2040 ‡ (a)	594	650
Morgan Stanley ABS Capital I, Inc. Trust Series 2003-SD1, Class M1, 2.40%, 3/25/2033 ‡ (l)	242	234
MVW Owner Trust
Series 2019-1A, Class B, 3.00%, 11/20/2036 ‡ (a)	11,491	11,807
Series 2019-1A, Class C, 3.33%, 11/20/2036 ‡ (a)	4,850	4,934
New Century Home Equity Loan Trust
Series 2003-5, Class AI6, 5.01%, 11/25/2033 ‡ (i)	330	341
Series 2005-1, Class M1, 0.83%, 3/25/2035 ‡ (l)	365	362
Nissan Auto Receivables Owner Trust Series 2017-C, Class A3, 2.12%, 4/18/2022	1,976	1,983
NRZ FHT Excess LLC Series 2020-FHT1, Class A, 4.21%, 11/25/2025 (a)	15,000	14,912

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Ocean Beach Spc (Cayman Islands) Series 2020-1I, Class A, 4.00%, 9/26/2022	18,170	18,170
Octane Receivables Trust Series 2019-1A, Class A, 3.16%, 9/20/2023 (a)	9,900	10,030
OL SP LLC
Series 2018, Class C, 4.25%, 5/15/2025 ‡ (l)	884	871
Series 2018, Class A, 4.16%, 2/9/2030	3,266	3,394
Series 2018, Class B, 4.61%, 2/9/2030 ‡	1,020	1,035
OneMain Direct Auto Receivables Trust Series 2018-1A, Class C, 3.85%, 10/14/2025 (a)	15,882	16,279
OneMain Financial Issuance Trust Series 2019-1A, Class E, 5.69%, 2/14/2031 ‡ (a)	16,475	17,014
Oportun Funding VIII LLC Series 2018-A, Class A, 3.61%, 3/8/2024 (a)	10,408	10,412
Oportun Funding XIII LLC Series 2019-A, Class B, 3.87%, 8/8/2025 ‡ (a)	7,146	7,216
Orange Lake Timeshare Trust
Series 2018-A, Class C, 3.74%, 11/8/2030 ‡ (a)	3,711	3,749
Series 2019-A, Class D, 4.93%, 4/9/2038 ‡ (a)	4,913	4,883
Prestige Auto Receivables Trust Series 2016-2A, Class D, 3.91%, 11/15/2022 (a)	4,452	4,485
Pretium Mortgage Credit Partners I LLC
Series 2019-CFL1, Class A2, 4.95%, 1/25/2059 ‡ (a) (i)	6,718	6,307
Series 2020-NPL1, Class A1, 2.86%, 5/27/2059 (a) (i)	14,153	14,198
Series 2020-NPL2, Class A2, 6.17%, 2/27/2060 ‡ (a) (i)	5,000	5,012
Series 2020-NPL3, Class A1, 3.10%, 6/27/2060 (a) (i)	17,280	17,283
Progress Residential Trust
Series 2020-SFR3, Class F, 2.80%, 10/17/2027 ‡ (a)	10,000	9,963
Series 2020-SFR3, Class G, 4.11%, 10/17/2027 (a)	7,000	7,030
Series 2017-SFR1, Class F, 5.35%, 8/17/2034 (a)	6,475	6,584
Series 2018-SFR1, Class F, 4.78%, 3/17/2035 ‡ (a)	3,655	3,662
Series 2018-SFR2, Class E, 4.66%, 8/17/2035 ‡ (a)	6,750	6,881
Series 2018-SFR3, Class E, 4.87%, 10/17/2035 ‡ (a)	10,490	10,751
Series 2018-SFR3, Class F, 5.37%, 10/17/2035 ‡ (a)	3,000	3,062
Series 2019-SFR4, Class E, 3.44%, 10/17/2036 ‡ (a)	8,180	8,355
Series 2020-SFR2, Class B, 2.58%, 6/17/2037 ‡ (a)	12,081	12,488
Series 2020-SFR2, Class C, 3.08%, 6/17/2037 ‡ (a)	9,097	9,519
Series 2020-SFR2, Class D, 3.87%, 6/17/2037 ‡ (a)	9,656	10,136
Purchasing Power Funding LLC Series 2018-A, Class D, 4.66%, 8/15/2022 ‡ (a)	6,610	5,795
Renew (Cayman Islands)
Series 2017-1A, Class A, 3.67%, 9/20/2052 (a)	1,655	1,717
Series 2017-1A, Class B, 5.75%, 9/20/2052 ‡ (a)	1,972	2,035
Series 2017-2A, Class A, 3.22%, 9/22/2053 (a)	18,642	19,036
Santander Drive Auto Receivables Trust
Series 2017-1, Class D, 3.17%, 4/17/2023	6,982	7,052
Series 2018-1, Class D, 3.32%, 3/15/2024	13,804	14,142
Series 2019-1, Class C, 3.42%, 4/15/2025	9,150	9,334
Series 2019-2, Class D, 3.22%, 7/15/2025	28,260	29,332
Santander Prime Auto Issuance Notes Trust Series 2018-A, Class E, 5.04%, 9/15/2025 (a)	2,911	2,934
Santander Retail Auto Lease Trust Series 2018-A, Class D, 3.75%, 12/20/2022 (a)	34,310	34,517
Santander Revolving Auto Loan Trust
Series 2019-A, Class A, 2.51%, 1/26/2032 (a)	32,715	34,812
Series 2019-A, Class C, 3.00%, 1/26/2032 (a)	10,750	11,301
Series 2019-A, Class D, 3.45%, 1/26/2032 (a)	7,500	7,888
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 3.11%, 1/25/2036 ‡ (i)	173	171
Sierra Timeshare Receivables Funding LLC
Series 2018-2A, Class C, 3.94%, 6/20/2035 ‡ (a)	4,953	5,084
Series 2019-1A, Class D, 4.75%, 1/20/2036 ‡ (a)	4,384	4,430
Soundview Home Loan Trust Series 2007-OPT1, Class 2A1, 0.23%, 6/25/2037 ‡ (l)	1,003	806
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	717	684
Springleaf Funding Trust Series 2015-BA, Class B, 3.80%, 5/15/2028 ‡ (a)	11,450	11,452
Spruce ABS Trust Series 2016-E1, Class B, 6.90%, 6/15/2028 ‡ (a)	9,290	9,745

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Tidewater Auto Receivables Trust Series 2018-AA, Class D, 4.30%, 11/15/2024 (a)	2,214	2,264
Tricolor Auto Securitization Trust
Series 2018-1A, Class A, 5.05%, 12/15/2020 (a)	174	174
Series 2018-1A, Class B, 7.30%, 2/16/2021 (a)	8,600	8,703
Series 2018-2A, Class D, 7.98%, 8/15/2022 (a)	15,025	14,697
Series 2020-1A, Class B, 8.25%, 11/15/2026 (a)	14,295	14,295
Tricon American Homes Trust
Series 2016-SFR1, Class C, 3.49%, 11/17/2033 ‡ (a)	3,083	3,079
Series 2019-SFR1, Class F, 3.75%, 3/17/2038 ‡ (a)	7,000	7,193
UAL Pass-Through Trust Series 2007-1, 6.64%, 7/2/2022	736	736
United Airlines Pass-Through Trust
Series 2013-1, Class A, 4.30%, 8/15/2025	492	485
Series 2014-1, Class A, 4.00%, 4/11/2026	2,608	2,591
Series 2014-2, Class A, 3.75%, 9/3/2026	431	420
Series 2016-1, Class AA, 3.10%, 7/7/2028	1,145	1,125
Series 2016-2, Class AA, 2.88%, 10/7/2028	1,515	1,477
Series 2018-1, Class AA, 3.50%, 3/1/2030	16,344	15,711
Series 2019-1, Class AA, 4.15%, 8/25/2031	1,454	1,446
Series 2019-1, Class A, 4.55%, 8/25/2031	1,733	1,570
Series 2019-2, Class AA, 2.70%, 5/1/2032	1,834	1,729
US Auto Funding LLC
Series 2019-1A, Class C, 5.34%, 3/15/2023 (a)	5,000	5,134
Series 2018-1A, Class B, 7.50%, 7/15/2023 (a)	2,642	2,785
USASF Receivables LLC
Series 2020-1A, Class B, 3.22%, 5/15/2024 (a)	5,937	6,079
Series 2020-1A, Class C, 5.94%, 8/15/2024 (a)	4,000	4,150
VCAT LLC Series 2020-NPL1, Class A1, 3.67%, 8/25/2050 ‡ (a) (i)	5,321	5,376
Vericrest Opportunity Loan Trust
Series 2019-NPL5, Class A1B, 4.25%, 9/25/2049 ‡ (a) (i)	3,000	2,979
Series 2019-NPL7, Class A1B, 3.97%, 10/25/2049 ‡ (a) (i)	3,250	3,226
Series 2019-NPL8, Class A1B, 4.09%, 11/25/2049 ‡ (a) (i)	7,500	7,438
Series 2020-NPL2, Class A1B, 3.67%, 2/25/2050 ‡ (a) (i)	12,000	11,871
Series 2020-NPL6, Class A1A, 3.97%, 4/25/2050 ‡ (a) (i)	16,540	16,626
Verizon Owner Trust
Series 2018-1A, Class A1A, 2.82%, 9/20/2022 (a)	9,421	9,481
Series 2019-A, Class A1A, 2.93%, 9/20/2023	8,965	9,157
Veros Automobile Receivables Trust Series 2018-1, Class D, 5.74%, 8/15/2025 (a)	6,700	6,778
VM DEBT TRUST Series 2019-1, 9.50%, 5/31/2024	55,000	52,084
VOLT LXXX LLC Series 2019-NPL6, Class A1B, 4.09%, 10/25/2049 ‡ (a) (i)	18,135	17,936
VOLT LXXXIII LLC
Series 2019-NPL9, Class A1A, 3.33%, 11/26/2049 ‡ (a) (i)	3,189	3,195
Series 2019-NPL9, Class A1B, 4.09%, 11/26/2049 ‡ (a) (i)	18,620	18,491
VOLT LXXXIV LLC Series 2019-NP10, Class A1B, 3.97%, 12/27/2049 ‡ (a) (i)	8,550	8,485
VOLT LXXXV LLC Series 2020-NPL1, Class A1B, 3.72%, 1/25/2050 ‡ (a) (i)	13,400	13,279
VOLT LXXXVII LLC
Series 2020-NPL3, Class A1A, 2.98%, 2/25/2050 ‡ (a) (i)	16,593	16,596
Series 2020-NPL3, Class A1B, 3.67%, 2/25/2050 ‡ (a) (i)	29,560	29,378
Welk Resorts LLC Series 2019-AA, Class C, 3.34%, 6/15/2038 ‡ (a)	5,933	6,094
Westgate Resorts LLC
Series 2018-1A, Class A, 3.38%, 12/20/2031 (a)	6,355	6,436
Series 2018-1A, Class B, 3.58%, 12/20/2031 ‡ (a)	4,763	4,735
Series 2020-1A, Class C, 6.21%, 3/20/2034 ‡ (a)	18,367	19,379
Westlake Automobile Receivables Trust Series 2018-1A, Class D, 3.41%, 5/15/2023 (a)	2,456	2,473
World Financial Network Credit Card Master Trust Series 2019-A, Class A, 3.14%, 12/15/2025	16,200	16,734
World Omni Auto Receivables Trust Series 2018-B, Class A3, 2.87%, 7/17/2023	22,538	22,877

TOTAL ASSET-BACKED SECURITIES (Cost $2,381,915)		2,435,233

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
U.S. TREASURY OBLIGATIONS — 12.4%
U.S. Treasury Bonds
7.88%, 2/15/2021	2,625	2,667
8.13%, 5/15/2021	13,600	14,098
8.13%, 8/15/2021	10,000	10,568
8.00%, 11/15/2021	7,920	8,516
5.25%, 2/15/2029	2,500	3,410
4.50%, 2/15/2036	8,960	13,297
5.00%, 5/15/2037	18,415	29,199
4.50%, 5/15/2038	3,890	5,948
3.50%, 2/15/2039	85	117
4.50%, 8/15/2039	20,320	31,465
1.13%, 5/15/2040	42,248	40,591
4.38%, 5/15/2040	511	786
4.75%, 2/15/2041	35,372	57,238
4.38%, 5/15/2041	37,318	57,924
2.75%, 8/15/2042	9,000	11,297
2.75%, 11/15/2042	70,713	88,714
3.63%, 8/15/2043	17,780	25,424
3.75%, 11/15/2043	16,856	24,563
2.50%, 2/15/2045	53,620	64,727
3.00%, 5/15/2045	8,910	11,701
2.88%, 8/15/2045	45,620	58,746
2.50%, 5/15/2046	88,355	106,899
3.00%, 2/15/2047	43,315	57,348
2.75%, 11/15/2047	73,700	93,723
3.38%, 11/15/2048	54,695	77,853
2.00%, 2/15/2050	144,765	159,519
1.25%, 5/15/2050	485	447
1.38%, 8/15/2050	1,230	1,169
U.S. Treasury Inflation Indexed Bonds 3.63%, 4/15/2028	1,000	2,191
U.S. Treasury Notes
2.13%, 8/15/2021	2,000	2,028
2.88%, 10/15/2021	1,000	1,024
2.13%, 6/30/2022 (m)	6,985	7,204
2.00%, 8/15/2025 (m)	11,953	12,879
1.63%, 5/15/2026	10,909	11,612
1.88%, 7/31/2026	197,103	212,756
1.13%, 2/28/2027	51,774	53,655
1.50%, 2/15/2030	99,385	105,627
U.S. Treasury STRIPS Bonds
2.73%, 5/15/2021 (n)	13,330	13,322
2.49%, 5/15/2022 (n)	7,390	7,380
4.49%, 11/15/2022 (n)	5,000	4,985
3.04%, 2/15/2023 (n)	225	224
2.15%, 8/15/2023 (n)	15	15
6.06%, 2/15/2028 (n)	2,615	2,477
2.26%, 5/15/2029 (n)	61,050	56,669
2.50%, 5/15/2032 (n)	15,038	13,238
1.94%, 5/15/2033 (n)	118,886	102,661
5.28%, 11/15/2033 (n)	24,367	20,858
1.03%, 8/15/2039 (n)	36,140	28,502
2.96%, 8/15/2040 (n)	30,000	22,417
2.88%, 8/15/2041 (n)	94,093	68,849
3.53%, 2/15/2042 (n)	10,721	7,753
3.28%, 5/15/2042 (n)	19,049	13,711
3.40%, 11/15/2042 (n)	7,855	5,577
2.22%, 11/15/2043 (n)	25,730	17,841
1.48%, 2/15/2050 (n)	34,240	21,271

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,667,843)		1,874,680

COMMERCIAL MORTGAGE-BACKED SECURITIES — 11.3%
20 Times Square Trust Series 2018-20TS, Class F, 3.20%, 5/15/2035 ‡ (a) (l)	24,120	22,378
BAMLL Commercial Mortgage Securities Trust Series 2016-FR14, Class A, 2.50%, 2/27/2048 (a) (l)	8,400	8,349
BAMLL Re-REMIC Trust
Series 2016-FR16, Class A, 0.87%, 5/27/2021 (a) (l)	5,750	5,729
Series 2013-FRR2, Class B, PO, 9/26/2022 (a)	8,992	8,274
Series 2014-FRR4, Class BK29, PO, 4/27/2023 (a)	8,600	7,616
Series 2013-FRR3, Class A, PO, 6/26/2023 (a)	14,650	12,642
Series 2016-FR13, Class A, 1.57%, 8/27/2045 (a) (l)	16,500	16,080
Series 2014-FRR5, Class BK37, PO, 1/27/2047 (a)	10,000	7,925
Series 2014-FRR5, Class AK37, 2.52%, 1/27/2047 (a) (l)	15,400	14,755
Series 2014-FRR8, Class A, 2.12%, 11/26/2047 (a) (l)	12,000	10,874
Bancorp Commercial Mortgage Trust Series 2019-CRE6, Class D, 2.44%, 9/15/2036 ‡ (a) (l)	3,000	2,820
BANK Series 2019-BN19, Class A3, 3.18%, 8/15/2061	10,000	11,292
BBCCRE Trust Series 2015-GTP, Class A, 3.97%, 8/10/2033 (a)	9,400	10,218
BB-UBS Trust
Series 2012-TFT, Class A, 2.89%, 6/5/2030 (a)	972	970
Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (a)	13,922	14,210
Series 2012-SHOW, Class E, 4.16%, 11/5/2036 (a) (l)	12,692	10,212

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
BCRR Trust
Series 2014-FRR1, Class A716, PO, 8/26/2047 (a)	21,000	20,610
Series 2014-FRR1, Class B716, PO, 8/26/2047 ‡ (a)	14,335	13,779
BWAY Mortgage Trust Series 2013-1515, Class F, 4.06%, 3/10/2033 ‡ (a) (l)	5,000	4,984
BXMT Ltd. Series 2017-FL1, Class D, 2.84%, 6/15/2035 ‡ (a) (l)	8,500	8,458
CD Commercial Mortgage Trust Series 2007-CD4, Class XC, IO, 1.38%, 12/11/2049 ‡ (a) (l)	54	—	(d)
CFCRE Commercial Mortgage Trust Series 2011-C2, Class D, 5.93%, 12/15/2047 ‡ (a) (l)	5,000	4,904
Citigroup Commercial Mortgage Trust Series 2020-GC46, Class A5, 2.72%, 2/15/2053	47,647	52,067
Commercial Mortgage Trust
Series 2013-WWP, Class A2, 3.42%, 3/10/2031 (a)	6,100	6,465
Series 2018-HOME, Class A, 3.94%, 4/10/2033 (a) (l)	23,900	26,490
Series 2020-CBM, Class D, 3.75%, 2/10/2037 ‡ (a) (l)	8,750	8,317
Series 2012-CR2, Class XA, IO, 1.78%, 8/15/2045 ‡ (l)	19,978	386
Series 2015-CR24, Class A5, 3.70%, 8/10/2048	8,032	8,950
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	6,856	7,642
Credit Suisse Commercial Mortgage Trust Series 2007-C2, Class AX, IO, 0.04%, 1/15/2049 ‡ (a) (l)	9,841	—	(d)
CSAIL Commercial Mortgage Trust
Series 2017-CX10, Class UESC, 4.38%, 10/15/2032 ‡ (a) (l)	19,159	18,355
Series 2015-C3, Class A4, 3.72%, 8/15/2048	12,304	13,606
CSMC OA LLC Series 2014-USA, Class D, 4.37%, 9/15/2037 ‡ (a)	15,200	11,804
DBUBS Mortgage Trust Series 2011-LC2A, Class XA, IO, 1.14%, 7/10/2044 ‡ (a) (l)	8,872	6
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KJ13, Class A2, 2.86%, 8/25/2022	8,312	8,548
Series KJ18, Class A2, 3.07%, 8/25/2022	5,772	5,940
Series KJ09, Class A2, 2.84%, 9/25/2022	2,137	2,206
Series KJ07, Class A2, 2.31%, 12/25/2022	13,906	14,310
Series K727, Class AM, 3.04%, 7/25/2024	10,471	11,317
Series K048, Class A2, 3.28%, 6/25/2025 (l)	13,500	15,019
Series KC02, Class A2, 3.37%, 7/25/2025	31,000	33,304
Series KS07, Class A2, 2.74%, 9/25/2025	21,600	23,440
Series KJ17, Class A2, 2.98%, 11/25/2025	12,608	13,717
Series K052, Class A2, 3.15%, 11/25/2025	3,791	4,215
Series KS06, Class A2, 2.72%, 7/25/2026	10,080	10,929
Series K058, Class AM, 2.72%, 8/25/2026 (l)	20,000	22,019
Series K061, Class AM, 3.44%, 11/25/2026 (l)	10,012	11,450
Series K063, Class AM, 3.51%, 1/25/2027 (l)	25,610	29,384
Series K065, Class A2, 3.24%, 4/25/2027	6,633	7,558
Series K065, Class AM, 3.33%, 5/25/2027	3,557	4,063
Series KJ26, Class A2, 2.61%, 7/25/2027	19,000	20,500
Series K069, Class A2, 3.19%, 9/25/2027 (l)	10,340	11,840
Series K070, Class A2, 3.30%, 11/25/2027 (l)	6,045	6,979
Series K073, Class A2, 3.35%, 1/25/2028	14,087	16,267
Series W5FX, Class AFX, 3.34%, 4/25/2028 (l)	9,910	11,124
Series KS11, Class AFX2, 2.65%, 6/25/2029	50,000	54,308
Series K152, Class A2, 3.08%, 1/25/2031	8,843	10,100
Series KX04, Class XFX, IO, 1.86%, 1/25/2034 (l)	212,850	24,067
Series Q014, Class X, IO, 2.80%, 10/25/2055 (l)	23,792	5,267
FNMA ACES
Series 2011-M8, Class A2, 2.92%, 8/25/2021	255	258
Series 2013-M7, Class A2, 2.28%, 12/27/2022	1,694	1,742
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (l)	6,007	6,492
Series 2014-M13, Class A2, 3.02%, 8/25/2024 (l)	8,256	8,853
Series 2015-M1, Class A2, 2.53%, 9/25/2024	12,271	12,976
Series 2015-M7, Class A2, 2.59%, 12/25/2024	10,624	11,288
Series 2015-M8, Class A2, 2.90%, 1/25/2025 (l)	11,700	12,578

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2015-M5, Class A1, 2.96%, 3/25/2025 (l)	18,769	20,018
Series 2015-M13, Class A2, 2.80%, 6/25/2025 (l)	1,808	1,934
Series 2016-M6, Class A2, 2.49%, 5/25/2026	9,100	9,893
Series 2016-M7, Class A2, 2.50%, 9/25/2026	10,328	11,074
Series 2017-M1, Class A2, 2.50%, 10/25/2026 (l)	10,660	11,621
Series 2017-M3, Class A2, 2.56%, 12/25/2026 (l)	17,000	18,518
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (l)	8,528	9,523
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (l)	10,260	11,502
Series 2018-M2, Class A2, 3.00%, 1/25/2028 (l)	30,000	33,713
Series 2018-M4, Class A2, 3.15%, 3/25/2028 (l)	11,282	12,788
Series 2018-M7, Class A2, 3.15%, 3/25/2028 (l)	30,256	34,460
Series 2018-M10, Class A2, 3.48%, 7/25/2028 (l)	20,853	24,039
Series 2018-M14, Class A2, 3.70%, 8/25/2028 (l)	36,222	42,768
Series 2019-M1, Class A2, 3.67%, 9/25/2028 (l)	57,380	67,277
Series 2020-M38, Class 2A1, 1.59%, 11/25/2028	9,390	9,697
Series 2020-M38, Class X2, IO, 2.11%, 11/25/2028 (l)	39,845	5,313
Series 2019-M7, Class A2, 3.14%, 4/25/2029	20,540	23,511
Series 2017-M5, Class A2, 3.29%, 4/25/2029 (l)	30,277	34,465
Series 2019-M12, Class A2, 2.89%, 6/25/2029 (l)	27,815	31,368
Series 2018-M3, Class A2, 3.19%, 2/25/2030 (l)	7,528	8,585
Series 2020-M50, Class A1, 0.67%, 10/25/2030	23,867	23,677
Series 2020-M50, Class A2, 1.20%, 10/25/2030	5,950	6,037
Series 2020-M50, Class X1, IO, 2.05%, 10/25/2030 (l)	107,855	13,045
FREMF Mortgage Trust
Series 2015-K720, Class B, 3.51%, 7/25/2022 (a) (l)	11,227	11,618
Series 2015-K720, Class C, 3.51%, 7/25/2022 (a) (l)	11,500	11,796
Series 2017-K727, Class C, 3.87%, 7/25/2024 (a) (l)	3,200	3,359
Series 2018-KL2B, Class CB, 3.83%, 1/25/2025 (a) (l)	18,173	17,328
Series 2018-KSL1, Class C, 3.96%, 11/25/2025 (a) (l)	17,034	16,265
Series 2018-KHG1, Class C, 3.94%, 12/25/2027 (a) (l)	19,610	17,670
Series 2013-K25, Class C, 3.74%, 11/25/2045 (a) (l)	4,156	4,316
Series 2014-K38, Class C, 4.79%, 6/25/2047 (a) (l)	4,750	5,182
Series 2014-K39, Class C, 4.28%, 8/25/2047 (a) (l)	7,000	7,558
Series 2015-K721, Class B, 3.68%, 11/25/2047 (a) (l)	2,585	2,691
Series 2014-K40, Class C, 4.21%, 11/25/2047 (a) (l)	8,542	9,311
Series 2015-K718, Class C, 3.65%, 2/25/2048 (a) (l)	4,100	4,166
Series 2015-K45, Class B, 3.71%, 4/25/2048 (a) (l)	8,920	9,636
Series 2015-K46, Class C, 3.82%, 4/25/2048 (a) (l)	3,545	3,740
Series 2015-K48, Class B, 3.76%, 8/25/2048 (a) (l)	16,085	17,395
Series 2015-K51, Class B, 4.09%, 10/25/2048 (a) (l)	2,750	3,023
Series 2016-K55, Class B, 4.30%, 4/25/2049 (a) (l)	10,000	11,157
Series 2016-K56, Class B, 4.07%, 6/25/2049 (a) (l)	3,549	3,914
Series 2016-K722, Class B, 3.98%, 7/25/2049 (a) (l)	8,010	8,491
Series 2017-K68, Class B, 3.98%, 10/25/2049 (a) (l)	9,423	10,471
Series 2016-K59, Class B, 3.70%, 11/25/2049 (a) (l)	4,714	5,123
Series 2017-K63, Class B, 4.00%, 2/25/2050 (a) (l)	11,895	13,172
Series 2018-K74, Class B, 4.23%, 2/25/2051 (a) (l)	10,000	11,219
FRR Re-REMIC Trust
Series 2018-C1, Class A720, 3.01%, 8/27/2047 (a)	6,500	5,953
Series 2018-C1, Class BK43, 2.88%, 2/27/2048 ‡ (a) (l)	4,000	3,340
Series 2018-C1, Class AK43, 3.05%, 2/27/2048 (a)	5,000	4,299
Series 2018-C1, Class A725, 2.76%, 2/27/2050 (a)	3,000	2,621
Series 2018-C1, Class B725, 3.08%, 2/27/2050 ‡ (a) (l)	6,680	5,728
GS Mortgage Securities Trust Series 2019-GC38, Class A4, 3.97%, 2/10/2052	31,100	36,619
Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 7/10/2035 (a)	16,270	17,345
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11, Class X1, IO, 0.19%, 8/12/2037 ‡ (a) (l)	2,967	—	(d)
Series 2006-CB15, Class X1, IO, 0.39%, 6/12/2043 ‡ (l)	3,504	3
Series 2010-C2, Class XA, IO, 1.77%, 11/15/2043 ‡ (a) (l)	2,104	2
Series 2006-LDP8, Class X, IO, 0.29%, 5/15/2045 ‡ (l)	166	—	(d)

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
JPMCC Re-REMIC Trust
Series 2015-FRR2, Class AK36, 2.17%, 12/27/2046 (a) (l)	5,000	4,715
Series 2015-FRR2, Class AK39, 2.85%, 8/27/2047 (a) (l)	7,000	6,607
Series 2014-FRR1, Class BK10, 0.46%, 11/27/2049 (a) (l)	3,435	3,436
MF1 Multifamily Housing Mortgage Loan Trust Series 2019-Q009, Class B, 2.89%, 4/25/2024 ‡ (a) (l)	7,579	7,535
ML-CFC Commercial Mortgage Trust Series 2006-4, Class XC, IO, 0.74%, 12/12/2049 ‡ (a) (l)	1,476	—	(d)
Morgan Stanley Capital I Trust Series 2007-HQ11, Class X, IO, 0.36%, 2/12/2044 (a) (l)	440	—	(d)
MRCD MARK Mortgage Trust Series 2019-PARK, Class F, 2.72%, 12/15/2036 ‡ (a)	42,000	40,104
SBALR Commercial Mortgage Trust
Series 2020-RR1, Class XA, IO, 1.42%, 2/13/2053 (a) (l)	71,449	6,349
Series 2020-RR1, Class A3, 2.83%, 2/13/2053 (a)	40,000	40,914
Series RR Trust
Series 2015-1, Class A, PO, 4/26/2048 (a)	3,000	2,542
UBS Commercial Mortgage Trust Series 2012-C1, Class XA, IO, 2.25%, 5/10/2045 (a) (l)	6,513	114
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (a)	2,191	2,149
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class XA, IO, 1.45%, 5/10/2063 ‡ (a) (l)	11,581	189
Series 2012-C2, Class A4, 3.53%, 5/10/2063	1,560	1,606
VNDO Mortgage Trust Series 2012-6AVE, Class A, 3.00%, 11/15/2030 (a)	5,291	5,445
Wachovia Bank Commercial Mortgage Trust Series 2007-C30, Class XC, IO, 0.25%, 12/15/2043 ‡ (a) (l)	408	—	(d)
Wells Fargo Commercial Mortgage Trust Series 2015-C30, Class A4, 3.66%, 9/15/2058	7,598	8,479
Wells Fargo Re-REMIC Trust Series 2013-FRR1, Class AK16, PO, 12/27/2043 (a)	6,000	5,690
WFRBS Commercial Mortgage Trust
Series 2011-C3, Class A4, 4.38%, 3/15/2044 (a)	2,060	2,067
Series 2013-C11, Class D, 4.40%, 3/15/2045 ‡ (a) (l)	6,640	6,060
Worldwide Plaza Trust Series 2017-WWP, Class A, 3.53%, 11/10/2036 (a)	12,837	14,151

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,594,693)		1,710,714

COLLATERALIZED MORTGAGE OBLIGATIONS — 4.5%
ACC 1/15/2021 ‡	13,935	13,935
Acre
6.25%, 12/22/2021 ‡	17,350	17,176
Series 2017-B, 8.39%, 12/22/2021 ‡	12,400	12,276
Alternative Loan Trust
Series 2005-J6, Class 2A1, 5.50%, 7/25/2025	15	14
Series 2003-J3, Class 2A1, 6.25%, 12/25/2033	20	21
Series 2004-22CB, Class 1A1, 6.00%, 10/25/2034	447	464
Series 2005-23CB, Class A2, 5.50%, 7/25/2035	224	217
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	991	946
Series 2005-86CB, Class A11, 5.50%, 2/25/2036	429	356
Series 2006-26CB, Class A9, 6.50%, 9/25/2036	131	98
American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035 (a) (l)	8	8
Angel Oak Mortgage Trust I LLC Series 2017-1, Class A3, 3.64%, 1/25/2047 (a) (l)	19	19
Antler Mortgage Trust
Series 2018-RTL1, Class A2, 4.70%, 7/25/2022 (a)	2,778	2,836
Series 2019-RTL1, Class M, 6.90%, 1/25/2023 ‡ (a) (l)	14,722	14,805
Banc of America Alternative Loan Trust Series 2004-6, Class 4A1, 5.00%, 7/25/2019	10	11
Banc of America Funding Trust
Series 2005-E, Class 4A1, 3.11%, 3/20/2035 (l)	24	25
Series 2005-5, Class 3A5, 5.50%, 8/25/2035	1,500	1,571
Series 2005-7, Class 30, PO, 11/25/2035 ‡	47	43

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Banc of America Mortgage Trust
Series 2004-2, Class 2A4, 5.50%, 3/25/2034	43		44
Series 2004-F, Class 1A1, 2.88%, 7/25/2034 (l)	93		93
BCAP LLC Trust Series 2009-RR5, Class 8A1, 5.50%, 11/26/2034 (a) (l)	5		5
Bear Stearns ARM Trust Series 2003-7, Class 3A, 2.65%, 10/25/2033 (l)	36		34
Bear Stearns Mortgage Securities, Inc. Series 1997-6, Class 1A, 6.27%, 3/25/2031 (l)	1		1
Chase Mortgage Finance Trust Series 2007-A2, Class 2A1, 3.00%, 6/25/2035 (l)	644		646
CHL Mortgage Pass-Through Trust
Series 2004-8, Class 2A1, 4.50%, 6/25/2019	4		4
Series 2004-J7, Class 2A2, 4.50%, 8/25/2019	24		24
Series 2004-3, Class A25, 5.75%, 4/25/2034	123		123
Series 2004-5, Class 2A9, 5.25%, 5/25/2034	161		163
Series 2005-22, Class 2A1, 2.71%, 11/25/2035 (l)	250		236
Citicorp Mortgage Securities Trust Series 2006-1, Class 2A1, 5.00%, 2/25/2021	6		6
Citigroup Mortgage Loan Trust, Inc.
Series 2004-UST1, Class A3, 2.23%, 8/25/2034 (l)	51		50
Series 2004-HYB4, Class AA, 0.48%, 12/25/2034 (l)	39		40
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-7, Class 5A1, 4.75%, 8/25/2020	1		—	(d)
Series 2005-1, Class 1A16, 5.50%, 2/25/2035	66		67
CSFB Mortgage-Backed Pass-Through Certificates
Series 2005-10, Class 6A13, 5.50%, 11/25/2035	249		169
Series 2005-10, Class 10A4, 6.00%, 11/25/2035	213		90
CSMA SFR Holdings II (United Kingdom) Zero Coupon, 7/31/2023 ‡	34,109		33,513
CVS Pass-Through Trust
Series 2009, 8.35%, 7/10/2031 (a)	277		366
5.77%, 1/10/2033 (a)	350		413
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-3, Class 4A, PO, 6/25/2035 ‡	21		18
DLJ Mortgage Acceptance Corp. Series 1993-19, Class A7, 6.75%, 1/25/2024	57		57
FHLMC Series 3292, Class DO, PO, 3/15/2037	58		54
FHLMC - GNMA
Series 24, Class J, 6.25%, 11/25/2023	115		122
Series 23, Class KZ, 6.50%, 11/25/2023	15		16
Series 31, Class Z, 8.00%, 4/25/2024	13		14
FHLMC, REMIC
Series 1316, Class Z, 8.00%, 6/15/2022	7		7
Series 1343, Class LB, 7.50%, 8/15/2022	2		2
Series 1351, Class TF, HB, 1,010.00%, 8/15/2022	—	(d)	—	(d)
Series 1456, Class Z, 7.50%, 1/15/2023	6		6
Series 1543, Class VN, 7.00%, 7/15/2023	47		49
Series 1911, Class SD, IF, IO, 10.17%, 7/15/2023 (l)	18		2
Series 2033, Class K, 6.05%, 8/15/2023	61		65
Series 1577, Class PV, 6.50%, 9/15/2023	46		49
Series 1608, Class L, 6.50%, 9/15/2023	88		93
Series 3890, Class ET, 5.50%, 11/15/2023	59		61
Series 1630, Class PK, 6.00%, 11/15/2023	34		36
Series 1611, Class Z, 6.50%, 11/15/2023	90		96
Series 1628, Class LZ, 6.50%, 12/15/2023	70		74
Series 2756, Class NA, 5.00%, 2/15/2024	58		61
Series 1671, Class I, 7.00%, 2/15/2024	24		25
Series 1671, Class QC, IF, 10.00%, 2/15/2024 (l)	14		16
Series 1695, Class G, HB, IF, 29.05%, 3/15/2024 (l)	7		8
Series 1710, Class GB, HB, IF, 43.81%, 4/15/2024 (l)	4		5
Series 2989, Class TG, 5.00%, 6/15/2025	131		138
Series 3005, Class ED, 5.00%, 7/15/2025	208		221
Series 4030, Class IL, IO, 3.50%, 4/15/2027	1,005		61
Series 4060, Class TB, 2.50%, 6/15/2027	4,000		4,208
Series 2022, Class PE, 6.50%, 1/15/2028	13		15
Series 2036, Class PG, 6.50%, 1/15/2028	83		94

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	16	2
Series 2091, Class PG, 6.00%, 11/15/2028	254	287
Series 2116, Class ZA, 6.00%, 1/15/2029	61	69
Series 2148, Class ZA, 6.00%, 4/15/2029	16	18
Series 2995, Class FT, 0.39%, 5/15/2029 (l)	83	83
Series 2530, Class SK, IF, IO, 7.96%, 6/15/2029 (l)	277	44
Series 2201, Class C, 8.00%, 11/15/2029	47	54
Series 3648, Class CY, 4.50%, 3/15/2030	515	573
Series 3737, Class DG, 5.00%, 10/15/2030	164	175
Series 2293, Class ZA, 6.00%, 3/15/2031	90	103
Series 2310, Class Z, 6.00%, 4/15/2031	12	14
Series 2313, Class LA, 6.50%, 5/15/2031	5	6
Series 2325, Class JO, PO, 6/15/2031	49	47
Series 2330, Class PE, 6.50%, 6/15/2031	140	163
Series 2410, Class QB, 6.25%, 2/15/2032	300	348
Series 2534, Class SI, HB, IF, 20.69%, 2/15/2032 (l)	33	51
Series 2427, Class GE, 6.00%, 3/15/2032	546	643
Series 2430, Class WF, 6.50%, 3/15/2032	431	511
Series 2594, Class IV, IO, 7.00%, 3/15/2032	75	9
Series 2643, Class SA, HB, IF, 44.58%, 3/15/2032 (l)	13	27
Series 2466, Class DH, 6.50%, 6/15/2032	75	84
Series 4146, Class KI, IO, 3.00%, 12/15/2032	4,422	442
Series 2543, Class YX, 6.00%, 12/15/2032	231	265
Series 2557, Class HL, 5.30%, 1/15/2033	151	175
Series 2586, IO, 6.50%, 3/15/2033	239	25
Series 2610, Class UI, IO, 6.50%, 5/15/2033	184	36
Series 2764, Class S, IF, 13.40%, 7/15/2033 (l)	30	40
Series 2656, Class AC, 6.00%, 8/15/2033	101	121
Series 2733, Class SB, IF, 7.88%, 10/15/2033 (l)	297	351
Series 3005, Class PV, IF, 12.51%, 10/15/2033 (l)	4	5
Series 2699, Class W, 5.50%, 11/15/2033	226	265
Series 2990, Class SL, HB, IF, 23.98%, 6/15/2034 (l)	20	25
Series 3611, PO, 7/15/2034	57	55
Series 2845, Class QH, 5.00%, 8/15/2034	182	208
Series 2864, Class NS, IF, IO, 6.95%, 9/15/2034 (l)	35	—	(d)
Series 2912, Class EH, 5.50%, 1/15/2035	841	986
Series 4710, Class UV, 4.00%, 2/15/2035	2,000	2,061
Series 3059, Class B, 5.00%, 2/15/2035	6	6
Series 2980, Class QB, 6.50%, 5/15/2035	25	30
Series 3031, Class BN, HB, IF, 21.33%, 8/15/2035 (l)	268	456
Series 3117, Class EO, PO, 2/15/2036	109	103
Series 3134, PO, 3/15/2036	32	31
Series 3152, Class MO, PO, 3/15/2036	216	205
Series 3184, Class YO, PO, 3/15/2036	400	365
Series 3138, PO, 4/15/2036	34	32
Series 3187, Class Z, 5.00%, 7/15/2036	1,009	1,150
Series 3542, Class TN, IF, 6.00%, 7/15/2036 (l)	20	24
Series 3201, Class IN, IF, IO, 6.10%, 8/15/2036 (l)	171	25
Series 3202, Class HI, IF, IO, 6.51%, 8/15/2036 (l)	784	169
Series 3855, Class AM, 6.50%, 11/15/2036	186	215
Series 3274, Class B, 6.00%, 2/15/2037	76	86
Series 3306, Class TC, IF, 2.35%, 4/15/2037 (l)	18	18
Series 3306, Class TB, IF, 2.89%, 4/15/2037 (l)	20	21
Series 3305, Class IW, IF, IO, 6.31%, 4/15/2037 (l)	277	30
Series 3331, PO, 6/15/2037	45	43
Series 3605, Class NC, 5.50%, 6/15/2037	605	700
Series 3383, Class OP, PO, 11/15/2037	78	73
Series 3409, Class DB, 6.00%, 1/15/2038	560	649
Series 3546, Class A, 2.35%, 2/15/2039 (l)	69	72
Series 3531, Class SM, IF, IO, 5.96%, 5/15/2039 (l)	27	5

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 3827, Class BD, 4.00%, 8/15/2039	15		15
Series 3572, Class JS, IF, IO, 6.66%, 9/15/2039 (l)	103		17
Series 3592, Class BZ, 5.00%, 10/15/2039	2,689		3,060
Series 3610, Class CA, 4.50%, 12/15/2039	223		249
Series 3609, Class SA, IF, IO, 6.20%, 12/15/2039 (l)	525		92
Series 3653, Class HJ, 5.00%, 4/15/2040	118		135
Series 3677, Class PB, 4.50%, 5/15/2040	1,867		2,033
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (l)	229		252
Series 4796, Class CZ, 4.00%, 5/15/2048	16,973		18,798
Series 4807, Class EZ, 4.00%, 7/15/2048	3,885		4,305
Series 4822, Class ZB, 4.00%, 7/15/2048	5,798		6,331
Series 4830, Class WZ, 4.00%, 9/15/2048	16,892		18,723
FHLMC, STRIPS
Series 186, PO, 8/1/2027	109		108
Series 262, Class 35, 3.50%, 7/15/2042	3,521		3,898
Series 279, Class 35, 3.50%, 9/15/2042	1,103		1,217
Series 323, Class 300, 3.00%, 1/15/2044	4,386		4,751
Series 334, Class 300, 3.00%, 8/15/2044	3,504		3,802
FHLMC, Structured Pass-Through Certificates, Whole Loan Series T-76, Class 2A, 1.72%, 10/25/2037 (l)	329		338
First Horizon Alternative Mortgage Securities Trust Series 2004-AA3, Class A1, 2.47%, 9/25/2034 (l)	114		111
First Horizon Mortgage Pass-Through Trust Series 2004-AR6, Class 2A1, 3.04%, 12/25/2034 (l)	92		93
FNMA Trust, Whole Loan
Series 2003-W3, Class 2A5, 5.36%, 6/25/2042	12		13
Series 2003-W6, Class 1A41, 5.40%, 10/25/2042	128		147
Series 2004-W2, Class 1A, 6.00%, 2/25/2044	179		205
Series 2004-W9, Class 1A3, 6.05%, 2/25/2044	298		346
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	49		58
Series 2004-W8, Class 3A, 7.50%, 6/25/2044	123		148
Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	206		239
FNMA, Grantor Trust, Whole Loan
Series 2001-T12, IO, 0.51%, 8/25/2041 (l)	12,124		165
Series 2002-T4, IO, 0.40%, 12/25/2041 (l)	25,401		187
Series 2002-T4, Class A2, 7.00%, 12/25/2041	295		347
Series 2002-T4, Class A4, 9.50%, 12/25/2041	483		590
Series 2002-T19, Class A1, 6.50%, 7/25/2042	419		506
Series 2002-T16, Class A2, 7.00%, 7/25/2042	472		573
Series 2004-T2, Class 1A3, 7.00%, 11/25/2043	177		213
Series 2004-T2, Class 1A4, 7.50%, 11/25/2043	190		225
Series 2004-T1, Class 1A1, 6.00%, 1/25/2044	196		229
Series 2004-T3, Class 1IO4, IO, 0.59%, 2/25/2044 (l)	3,770		38
FNMA, REMIC
Series 2001-4, Class PC, 7.00%, 3/25/2021	1		1
Series G-29, Class O, 8.50%, 9/25/2021	—	(d)	—	(d)
Series 1991-141, Class PZ, 8.00%, 10/25/2021	1		1
Series 1992-31, Class M, 7.75%, 3/25/2022	2		2
Series G92-30, Class Z, 7.00%, 6/25/2022	—	(d)	—	(d)
Series 1992-101, Class J, 7.50%, 6/25/2022	3		3
Series 1992-79, Class Z, 9.00%, 6/25/2022	1		1
Series G92-62, Class B, PO, 10/25/2022	2		2
Series 1995-4, Class Z, 7.50%, 10/25/2022	22		23
Series 1992-200, Class SK, HB, IF, 24.53%, 11/25/2022 (l)	22		24
Series 1997-37, Class SM, IF, IO, 7.85%, 12/25/2022 (l)	10		—	(d)
Series 2003-17, Class EQ, 5.50%, 3/25/2023	88		92
Series 1993-23, Class PZ, 7.50%, 3/25/2023	2		2
Series 1993-56, Class PZ, 7.00%, 5/25/2023	16		17
Series 1993-60, Class Z, 7.00%, 5/25/2023	8		9
Series 1993-79, Class PL, 7.00%, 6/25/2023	12		12
Series 1993-141, Class Z, 7.00%, 8/25/2023	31		33
Series 1993-149, Class M, 7.00%, 8/25/2023	15		16

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 1993-205, Class H, PO, 9/25/2023	1		—	(d)
Series 1993-160, Class ZA, 6.50%, 9/25/2023	25		26
Series 1993-165, Class SA, IF, 19.50%, 9/25/2023 (l)	6		7
Series 1995-19, Class Z, 6.50%, 11/25/2023	120		128
Series 1993-255, Class E, 7.10%, 12/25/2023	6		6
Series 1993-247, Class SM, HB, IF, 28.52%, 12/25/2023 (l)	5		6
Series 1994-29, Class Z, 6.50%, 2/25/2024	58		63
Series 1994-65, Class PK, PO, 4/25/2024	9		9
Series 2009-23, Class MI, IO, 4.50%, 4/25/2024	—	(d)	—	(d)
Series 1997-20, Class D, 7.00%, 3/17/2027	63		69
Series 1997-11, Class E, 7.00%, 3/18/2027	15		17
Series 1997-27, Class J, 7.50%, 4/18/2027	8		9
Series 2012-46, Class KI, IO, 3.50%, 5/25/2027	1,564		95
Series 1997-42, Class EG, 8.00%, 7/18/2027	98		111
Series 1997-63, Class ZA, 6.50%, 9/18/2027	64		71
Series 2013-13, Class IK, IO, 2.50%, 3/25/2028	5,635		277
Series 1998-66, Class FB, 0.50%, 12/25/2028 (l)	37		37
Series 1999-47, Class JZ, 8.00%, 9/18/2029	189		220
Series 2000-8, Class Z, 7.50%, 2/20/2030	89		103
Series 2001-36, Class ST, IF, IO, 8.35%, 11/25/2030 (l)	109		21
Series 2001-14, Class Z, 6.00%, 5/25/2031	73		82
Series 2001-16, Class Z, 6.00%, 5/25/2031	101		115
Series 2001-72, Class SB, IF, IO, 7.35%, 12/25/2031 (l)	263		42
Series 2001-81, Class HE, 6.50%, 1/25/2032	500		594
Series 2002-19, Class SC, IF, 13.94%, 3/17/2032 (l)	39		48
Series 2002-56, Class PE, 6.00%, 9/25/2032	573		669
Series 2002-86, Class PG, 6.00%, 12/25/2032	419		498
Series 2012-148, Class IE, IO, 3.00%, 1/25/2033	4,855		511
Series 2003-25, Class KP, 5.00%, 4/25/2033	1,299		1,479
Series 2003-22, Class Z, 6.00%, 4/25/2033	262		305
Series 2003-47, Class PE, 5.75%, 6/25/2033	344		388
Series 2003-64, Class SX, IF, 13.38%, 7/25/2033 (l)	24		31
Series 2003-91, Class SD, IF, 12.25%, 9/25/2033 (l)	6		7
Series 2003-130, Class HZ, 6.00%, 1/25/2034	9,764		11,522
Series 2004-72, Class F, 0.65%, 9/25/2034 (l)	106		107
Series 2005-19, Class PB, 5.50%, 3/25/2035	2,644		3,034
Series 2005-42, Class PS, IF, 16.62%, 5/25/2035 (l)	7		9
Series 2005-51, Class MO, PO, 6/25/2035	16		14
Series 2005-53, Class CS, IF, IO, 6.55%, 6/25/2035 (l)	456		52
Series 2005-65, Class KO, PO, 8/25/2035	73		68
Series 2005-72, Class WS, IF, IO, 6.60%, 8/25/2035 (l)	208		33
Series 2005-84, Class XM, 5.75%, 10/25/2035	102		116
Series 2005-90, Class ES, IF, 16.50%, 10/25/2035 (l)	48		68
Series 2005-106, Class US, HB, IF, 24.02%, 11/25/2035 (l)	45		68
Series 2006-9, Class KZ, 6.00%, 3/25/2036	224		261
Series 2006-22, Class AO, PO, 4/25/2036	133		126
Series 2006-27, Class OB, PO, 4/25/2036	912		842
Series 2006-27, Class OH, PO, 4/25/2036	46		44
Series 2006-20, Class IB, IF, IO, 6.44%, 4/25/2036 (l)	226		42
Series 2011-19, Class ZY, 6.50%, 7/25/2036	207		248
Series 2006-77, Class PC, 6.50%, 8/25/2036	209		242
Series 2006-110, PO, 11/25/2036	124		117
Series 2006-128, PO, 1/25/2037	116		109
Series 2007-10, Class Z, 6.00%, 2/25/2037	39		45
Series 2007-22, Class SC, IF, IO, 5.93%, 3/25/2037 (l)	35		2
Series 2008-93, Class AM, 5.50%, 6/25/2037	43		44

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2007-54, Class IB, IF, IO, 6.26%, 6/25/2037 (l)	3,846	841
Series 2007-68, Class IA, IO, 6.50%, 6/25/2037	14	1
Series 2007-109, Class YI, IF, IO, 6.30%, 12/25/2037 (l)	2,054	448
Series 2008-91, Class SI, IF, IO, 5.85%, 3/25/2038 (l)	591	75
Series 2010-70, Class SA, IF, IO, 6.00%, 4/25/2038 (l)	783	141
Series 2011-22, Class MA, 6.50%, 4/25/2038	41	41
Series 2008-62, Class SM, IF, IO, 6.05%, 7/25/2038 (l)	644	103
Series 2009-29, Class LA, 1.38%, 5/25/2039 (l)	329	333
Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	259	40
Series 2009-112, Class ST, IF, IO, 6.10%, 1/25/2040 (l)	423	88
Series 2009-112, Class SW, IF, IO, 6.10%, 1/25/2040 (l)	278	42
Series 2010-10, Class NT, 5.00%, 2/25/2040	926	1,052
Series 2010-49, Class SC, IF, 12.36%, 3/25/2040 (l)	189	246
Series 2010-35, Class SB, IF, IO, 6.27%, 4/25/2040 (l)	477	82
Series 2010-129, Class PZ, 4.50%, 11/25/2040	3,404	3,690
Series 2011-126, Class KB, 4.00%, 12/25/2041	11,439	13,010
Series 2016-33, Class JA, 3.00%, 7/25/2045	14,622	15,516
Series 2016-38, Class NA, 3.00%, 1/25/2046	10,687	11,447
Series 2007-71, Class GZ, 6.00%, 7/25/2047	143	155
Series 2019-20, Class H, 3.50%, 5/25/2049	15,931	16,901
FNMA, REMIC Trust, Whole Loan
Series 2002-W7, Class IO1, IO, 0.91%, 6/25/2029 (l)	4,518	99
Series 2001-W3, Class A, 7.00%, 9/25/2041 (l)	196	220
Series 2002-W10, IO, 0.91%, 8/25/2042 (l)	2,254	45
Series 2003-W4, Class 2A, 5.76%, 10/25/2042 (l)	84	96
Series 2004-W11, Class 1IO1, IO, 0.35%, 5/25/2044 (l)	11,167	119
FNMA, REMIC, Whole Loan Series 2009-89, Class A1, 5.41%, 5/25/2035	496	522
FNMA, STRIPS
Series 203, Class 2, IO, 8.00%, 2/25/2023	210	13
Series 266, Class 2, IO, 7.50%, 8/25/2024	46	4
Series 313, Class 1, PO, 6/25/2031	500	466
Series 380, Class S36, IF, IO, 7.75%, 7/25/2037 (l)	134	26
Series 383, Class 68, IO, 6.50%, 9/25/2037	77	15
Series 383, Class 86, IO, 7.00%, 9/25/2037 (l)	46	10
Series 383, Class 69, IO, 6.50%, 10/25/2037 (l)	115	22
FTF 8.00%, 8/15/2024	13,500	7,087
GMACM Mortgage Loan Trust
Series 2003-J10, Class A1, 4.75%, 1/25/2019	13	14
Series 2005-AR3, Class 3A4, 3.50%, 6/19/2035 (l)	55	52
GNMA
Series 2014-60, Class W, 4.19%, 2/20/2029 (l)	1,093	1,154
Series 2002-13, Class QA, IF, IO, 7.91%, 2/16/2032 (l)	283	1
Series 2002-84, Class PH, 6.00%, 11/16/2032	449	449
Series 2008-29, PO, 2/17/2033	4	4
Series 2003-18, Class PG, 5.50%, 3/20/2033	502	547
Series 2003-52, Class SB, IF, 11.30%, 6/16/2033 (l)	57	70
Series 2003-101, Class SK, IF, IO, 6.42%, 10/17/2033 (l)	853	43
Series 2004-2, Class SA, IF, 19.99%, 1/16/2034 (l)	237	331
Series 2004-19, Class KE, 5.00%, 3/16/2034	1,960	2,189
Series 2004-73, Class AE, IF, 14.56%, 8/17/2034 (l)	2	3
Series 2004-86, Class SP, IF, IO, 5.95%, 9/20/2034 (l)	387	38
Series 2004-90, Class SI, IF, IO, 5.95%, 10/20/2034 (l)	358	61
Series 2010-31, Class SK, IF, IO, 5.95%, 11/20/2034 (l)	231	29
Series 2004-105, Class SN, IF, IO, 5.95%, 12/20/2034 (l)	802	82
Series 2005-56, Class IC, IO, 5.50%, 7/20/2035	55	10
Series 2006-26, Class S, IF, IO, 6.35%, 6/20/2036 (l)	554	83
Series 2006-33, Class PK, 6.00%, 7/20/2036	184	212
Series 2009-81, Class A, 5.75%, 9/20/2036	114	130
Series 2007-7, Class EI, IF, IO, 6.05%, 2/20/2037 (l)	897	145
Series 2007-9, Class CI, IF, IO, 6.05%, 3/20/2037 (l)	482	82
Series 2007-17, Class JO, PO, 4/16/2037	58	53

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2007-22, Class PK, 5.50%, 4/20/2037	891	1,015
Series 2007-16, Class KU, IF, IO, 6.50%, 4/20/2037 (l)	610	109
Series 2007-26, Class SC, IF, IO, 6.05%, 5/20/2037 (l)	177	31
Series 2007-24, Class SA, IF, IO, 6.36%, 5/20/2037 (l)	851	164
Series 2009-16, Class SJ, IF, IO, 6.65%, 5/20/2037 (l)	833	128
Series 2008-34, Class OC, PO, 6/20/2037	182	173
Series 2009-106, Class XL, IF, IO, 6.60%, 6/20/2037 (l)	306	58
Series 2009-79, Class OK, PO, 11/16/2037	124	119
Series 2007-67, Class SI, IF, IO, 6.36%, 11/20/2037 (l)	169	33
Series 2008-40, Class SA, IF, IO, 6.26%, 5/16/2038 (l)	640	122
Series 2008-40, Class PS, IF, IO, 6.36%, 5/16/2038 (l)	285	44
Series 2009-77, Class CS, IF, IO, 6.86%, 6/16/2038 (l)	180	8
Series 2008-49, Class PH, 5.25%, 6/20/2038	910	1,021
Series 2008-55, Class PL, 5.50%, 6/20/2038	816	924
Series 2008-50, Class SA, IF, IO, 6.08%, 6/20/2038 (l)	1,267	187
Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	349	53
Series 2009-75, Class IY, IO, 5.50%, 6/20/2039	293	26
Series 2009-72, Class SM, IF, IO, 6.11%, 8/16/2039 (l)	321	56
Series 2010-157, Class OP, PO, 12/20/2040	304	288
Series 2015-157, Class GA, 3.00%, 1/20/2045	710	751
Series 2012-H11, Class FA, 0.84%, 2/20/2062 (l)	5,358	5,390
Series 2012-H18, Class FA, 0.69%, 8/20/2062 (l)	1,238	1,242
Series 2013-H04, Class BA, 1.65%, 2/20/2063	276	277
Series 2013-H20, Class FB, 1.14%, 8/20/2063 (l)	5,068	5,114
Series 2013-H23, Class FA, 1.44%, 9/20/2063 (l)	6,324	6,424
Series 2015-H02, Class HA, 2.50%, 1/20/2065	3,345	3,406
Series 2015-H04, Class FL, 0.61%, 2/20/2065 (l)	7,262	7,276
Series 2015-H23, Class FB, 0.66%, 9/20/2065 (l)	6,523	6,548
Series 2015-H32, Class FH, 0.80%, 12/20/2065 (l)	5,869	5,923
Series 2016-H16, Class FD, 1.02%, 6/20/2066 (l)	10,000	10,042
Series 2016-H17, Class FC, 0.97%, 8/20/2066 (l)	6,145	6,230
Series 2016-H23, Class F, 0.89%, 10/20/2066 (l)	16,448	16,623
Series 2017-H08, Class XI, IO, 2.32%, 3/20/2067 (l)	21,029	2,168
Series 2017-H11, Class XI, IO, 2.27%, 5/20/2067 (l)	55,072	5,320
Series 2017-H14, Class XI, IO, 1.80%, 6/20/2067 (l)	21,107	1,729
Series 2017-H14, Class AI, IO, 2.19%, 6/20/2067 (l)	30,325	3,077
Series 2017-H23, Class FA, 0.62%, 10/20/2067 (l)	27,624	27,695
Series 2019-H09, Class FA, 0.64%, 5/20/2069 (l)	20,722	20,787
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051 ‡	11,715	11,363
GSR Mortgage Loan Trust
Series 2003-7F, Class 1A4, 5.25%, 6/25/2033	69	71
Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	110	114
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	120	129
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	47	48
Series 2005-5F, Class 8A1, 0.65%, 6/25/2035 (l)	16	16
Series 2005-5F, Class 8A3, 0.65%, 6/25/2035 (l)	10	9
Series 2007-2F, Class 2A7, 5.75%, 2/25/2037	24	53
Headlands Residential LLC
Series 2019-RPL1, Class NOTE, 3.97%, 6/25/2024 (a) (i)	15,000	15,072
Series 2017-RPL1, Class A, 3.88%, 11/25/2024 (a) (i)	11,950	12,241
Hunt Companies Finance Trust, Inc. 7.25%, 2/13/2025	26,750	26,750
Impac CMB Trust
Series 2004-10, Class 3A1, 0.85%, 3/25/2035 (l)	463	448
Series 2004-10, Class 3A2, 0.95%, 3/25/2035 (l)	289	262
Impac Secured Assets CMN Owner Trust Series 2003-2, Class A1, 5.50%, 8/25/2033	7	7
JP Morgan Mortgage Trust
Series 2004-S2, Class 5A1, 5.50%, 12/25/2019	36	36
Series 2006-A2, Class 5A3, 2.53%, 11/25/2033 (l)	101	103

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2006-A2, Class 4A1, 3.08%, 8/25/2034 (l)	135		139
Series 2004-S1, Class 3A1, 5.50%, 9/25/2034	18		19
Series 2004-S2, Class 4A5, 6.00%, 11/25/2034	369		372
Series 2007-A1, Class 5A2, 3.20%, 7/25/2035 (l)	41		40
LHOME Mortgage Trust Series 2019-RTL3, Class A1, 3.87%, 7/25/2024 (a)	10,520		10,654
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1, 3.11%, 4/21/2034 (l)	32		32
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	12		12
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	1		1
Series 2005-1, Class 5A1, 5.50%, 1/25/2020	—	(d)	—	(d)
Series 2003-7, Class 4A3, 8.00%, 11/25/2033	—	(d)	—	(d)
Series 2003-8, Class 3A1, 5.50%, 12/25/2033	18		19
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	316		335
Series 2004-6, Class 6A1, 6.50%, 7/25/2034	372		397
Series 2004-7, Class 30, PO, 8/25/2034 ‡	29		25
Series 2004-7, Class 3A1, 6.50%, 8/25/2034	25		26
MASTR Asset Securitization Trust
Series 2004-6, Class 15, PO, 7/25/2019 ‡	—	(d)	—	(d)
Series 2004-6, Class 3A1, 5.25%, 7/25/2019	—	(d)	—	(d)
Series 2004-P7, Class A6, 5.50%, 12/27/2033 (a)	52		53
MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 ‡ (a)	20		17
Merrill Lynch Mortgage Investors Trust
Series 2004-C, Class A2, 0.98%, 7/25/2029 (l)	92		91
Series 2004-D, Class A3, 2.37%, 9/25/2029 (l)	73		71
Morgan Stanley Mortgage Loan Trust
Series 2004-3, Class 4A, 5.63%, 4/25/2034 (l)	219		234
Series 2004-7AR, Class 2A6, 2.92%, 9/25/2034 (l)	71		71
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (l)	114		114
New Residential Mortgage Loan Trust Series 2020-RPL2, Class A1, 3.58%, 8/25/2025 (a) (l)	8,896		8,903
P -stlb 9.25%, 10/11/2026 ‡	18,500		18,500
PHH Mortgage Trust Series 2008-CIM2, Class 5A1, 6.00%, 7/25/2038	42		44
Prime Mortgage Trust Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	94		100
RALI Trust
Series 2003-QS14, Class A1, 5.00%, 7/25/2018	2		2
Series 2004-QS3, Class CB, 5.00%, 3/25/2019	1		1
Series 2005-QS5, Class A4, 5.75%, 4/25/2035	1,429		1,377
RCO Trust
Series 2017-INV1, Class A, 3.20%, 11/25/2052 (a) (l)	9,695		9,871
Series 2017-INV1, Class M1, 3.90%, 11/25/2052 ‡ (a) (l)	1,813		1,797
Residential Asset Securitization Trust
Series 2003-A8, Class A1, 3.75%, 10/25/2018	8		8
Series 2006-A6, Class 2A13, 6.00%, 7/25/2036	112		92
RFMSI Trust Series 2005-SA4, Class 1A1, 2.89%, 9/25/2035 (l)	56		51
RSFR Series 2020-1, Class PT, 4.21%, 2/17/2025 (a) (i)	29,706		29,068
SACO I, Inc. Series 1997-2, Class 1A5, 7.00%, 8/25/2036 (a)	22		22
SART
4.75%, 7/15/2024	15,916		15,995
4.76%, 6/15/2025	22,480		22,817
Seasoned Credit Risk Transfer Trust Series 2019-3, Class M55D, 4.00%, 10/25/2058	20,941		23,144
Sequoia Mortgage Trust Series 2004-8, Class A2, 1.06%, 9/20/2034 (l)	315		313
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A, 2.70%, 10/25/2034 (l)	146		151
Structured Asset Securities Corp.
Series 2003-37A, Class 2A, 2.50%, 12/25/2033 (l)	83		82
Series 2003-37A, Class 1A, 3.34%, 12/25/2033 (l)	879		888
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-26A, Class 3A5, 2.61%, 9/25/2033 (l)	591		590
Vendee Mortgage Trust
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	214		241
Series 1998-1, Class 2E, 7.00%, 3/15/2028	626		703
Series 1999-1, Class 2Z, 6.50%, 1/15/2029	90		101

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
VOLT PT
7/27/2023 ‡	22,717	22,274
7/27/2023 ‡	10,000	9,575
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8, Class A, 2.89%, 8/25/2033 (l)	117	120
Series 2003-AR9, Class 1A6, 2.80%, 9/25/2033 (l)	80	80
Series 2004-AR3, Class A1, 3.65%, 6/25/2034 (l)	32	32
Series 2004-AR3, Class A2, 3.65%, 6/25/2034 (l)	292	296
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	317	327
Series 2004-AR11, Class A, 2.81%, 10/25/2034 (l)	284	288
Series 2005-AR2, Class 2A21, 0.48%, 1/25/2045 (l)	42	41
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-4, Class CB7, 5.50%, 6/25/2035	443	424
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2004-RA1, Class 2A, 7.00%, 3/25/2034	238	252
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-K, Class 1A2, 3.01%, 7/25/2034 (l)	96	95
Series 2004-U, Class A1, 3.38%, 10/25/2034 (l)	175	174

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $677,931)		683,154

U.S. GOVERNMENT AGENCY SECURITIES — 0.9%
FHLB
3.13%, 12/12/2025	12,000	13,566
3.32%, 11/13/2035	19,000	23,717
5.63%, 3/14/2036	10,800	16,638
FHLMC DN, 3.78%, 3/15/2031 (n)	14,976	12,942
FNMA 5.63%, 7/15/2037	1,500	2,401
Resolution Funding Corp. STRIPS DN, 3.53%, 4/15/2030 (n)	43,000	38,128
3.60%, 4/15/2030 (n)	20,500	18,178
Tennessee Valley Authority 5.88%, 4/1/2036	9,804	15,063

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $114,935)		140,633

FOREIGN GOVERNMENT SECURITIES — 0.8%
Arab Republic of Egypt (Egypt)
7.05%, 1/15/2032 (a)	2,300	2,432
8.15%, 11/20/2059 (a)	2,900	3,015
Bermuda Government Bond (Bermuda) 4.75%, 2/15/2029 (a)	2,420	2,927
Dominican Republic Government Bond (Dominican Republic)
5.95%, 1/25/2027 (h)	2,500	2,808
4.88%, 9/23/2032 (a)	1,310	1,401
5.88%, 1/30/2060 (a)	3,545	3,694
Federal Republic of Nigeria (Nigeria)
6.50%, 11/28/2027 (h)	2,150	2,255
7.14%, 2/23/2030 (h)	2,700	2,837
Kingdom of Bahrain (Bahrain)
7.00%, 10/12/2028 (h)	2,500	2,864
7.38%, 5/14/2030 (h)	1,400	1,636
5.45%, 9/16/2032 (a)	1,677	1,740
6.00%, 9/19/2044 (h)	1,447	1,468
Kingdom of Saudi Arabia (Saudi Arabia) 5.00%, 4/17/2049 (h)	1,850	2,451
Notas del Tesoro (Panama) 3.75%, 4/17/2026	2,070	2,245
Oriental Republic of Uruguay (Uruguay) 7.88%, 1/15/2033	880	1,382
Province of Alberta (Canada) 3.30%, 3/15/2028	24,500	28,297
Province of Manitoba (Canada) 2.13%, 6/22/2026	1,250	1,340
Province of Quebec (Canada)
7.13%, 2/9/2024	2,220	2,681
6.35%, 1/30/2026	300	380
Republic of Belarus (Belarus) 6.38%, 2/24/2031 (a)	2,430	2,442
Republic of Colombia (Colombia)
10.38%, 1/28/2033	370	584
5.00%, 6/15/2045	1,450	1,741
Republic of Cote d’Ivoire (Ivory Coast)
5.75%, 12/31/2032 (h) (i)	1,660	1,661
6.13%, 6/15/2033 (h)	866	952
Republic of El Salvador (El Salvador) 7.12%, 1/20/2050 (h)	2,965	2,470
Republic of Ghana (Ghana)
7.63%, 5/16/2029 (h)	2,430	2,479
8.63%, 6/16/2049 (h)	2,600	2,535
Republic of Kenya (Kenya)
8.00%, 5/22/2032 (h)	2,500	2,854
8.25%, 2/28/2048 (h)	1,500	1,677
Republic of Paraguay (Paraguay)
4.63%, 1/25/2023 (h)	2,700	2,880
5.00%, 4/15/2026 (h)	1,500	1,736
5.60%, 3/13/2048 (h)	2,489	3,144
Republic of South Africa (South Africa) 4.30%, 10/12/2028	1,742	1,755
Republic of Turkey (Turkey) 4.88%, 4/16/2043	3,600	2,996

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Romania Government Bond (Romania) 3.00%, 2/14/2031 (a)	1,700	1,814
Sultanate of Oman Government Bond (Oman) 5.63%, 1/17/2028 (h)	2,850	2,793
Ukraine Government Bond (Ukraine)
7.75%, 9/1/2023 (h)	4,935	5,357
7.75%, 9/1/2025 (h)	1,910	2,099
United Mexican States (Mexico)
3.75%, 1/11/2028	376	416
5.00%, 4/27/2051	2,420	2,917

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $106,967)		115,155

LOAN ASSIGNMENTS — 0.3% (o)
Chemicals — 0.0% (b)
Axalta Coating Systems US Holdings, Inc., Term Loan B (ICE LIBOR USD 3 Month + 1.75%), 1.97%, 6/1/2024 (e)	1,164	1,143

Construction & Engineering — 0.0% (b)
Thor, Inc. 1st Lien Term Loan C Series 2018, Class C Shares, (ICE LIBOR USD 1 Month + 4.25%), 4.25%, 5/15/2025 ‡ (e)	4,989	4,868

Construction Materials — 0.0% (b)
AppleCaramel Buyer LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.50%, 10/19/2027 (e) (p)	3,200	3,170

Containers & Packaging — 0.1%
Berry Plastics Corp., 1st Lien Term Loan W (ICE LIBOR USD 1 Month + 2.00%), 2.13%, 10/1/2022 (e)	600	598
Bway Holding Co., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 3.48%, 4/3/2024 (e)	5,535	5,262
Graham Packaging Co., Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 4.50%, 8/4/2027 (e) (p)	3,550	3,544

		9,404

Diversified Financial Services — 0.0% (b)
Nestle Skin Health SA, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 5.25%, 10/1/2026 (e) (p)	3,175	3,170

Diversified Telecommunication Services — 0.0% (b)
Cincinnati Bell, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.25%, 10/2/2024 (e)	1,520	1,519

Electrical Equipment — 0.0% (b)
Cortes NP Acquisition Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.15%, 3/2/2027 (e) (p)	3,225	3,172

Food & Staples Retailing — 0.0% (b)
Moran Foods LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 7.00%), 8.00%, 4/1/2024 ‡ (e)	271	271
Moran Foods LLC, Tranche A Second Lien Term Loan (ICE LIBOR USD 3 Month + 10.75%), 11.75%, 10/1/2024 (e)	1,429	1,243

		1,514

Leisure Products — 0.0% (b)
FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 11.00%), 12.00%, 5/16/2022 ‡ (c) (e)	190	95
FGI Operating Co. LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 4.25%, 12/31/2100 (c) (e)	772	—	(d)

		95

Machinery — 0.0% (b)
Alliance Laundry Systems LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.25%, 10/8/2027 (e) (p)	3,550	3,540

Media — 0.1%
GoodRx, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.90%, 10/10/2025 (e) (p)	3,550	3,487
Meredith Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.65%, 1/31/2025 (e)	1,866	1,831

		5,318

Oil, Gas & Consumable Fuels — 0.0% (b)
Gulf Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.25%), 6.25%, 8/25/2023 (e)	2,190	1,588

Pharmaceuticals — 0.0% (b)
Concordia Healthcare Corp., Initial Dollar Term Loan (Canada) (ICE LIBOR USD 3 Month + 5.50%), 6.50%, 9/6/2024 (e)	614	595

Software — 0.1%
Ascend Learning LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 7/12/2024 (e) (p)	3,200	3,192

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Greeneden U.S. Holdings I LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 10/8/2027 (e) (p)	3,200	3,187
Informatica LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.40%, 2/25/2027 (e) (p)	3,250	3,193

		9,572

Specialty Retail — 0.0% (b)
Claire’s Stores, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 6.50%), 6.65%, 12/18/2026 (e) (q)	1,529	1,228

TOTAL LOAN ASSIGNMENTS (Cost $49,798)		49,896

MUNICIPAL BONDS — 0.2% (r)
California — 0.1%
Alameda County Joint Powers Authority, Multiple Capital Projects Series 2010A, Rev., 7.05%, 12/1/2044	200	341
City of Los Angeles, Department of Airports Series 2009C, Rev., 6.58%, 5/15/2039	1,000	1,342
Regents of the University of California Medical Center Pooled Series 2020N, Rev., 3.71%, 5/15/2120	1,820	1,879
State of California, Various Purpose GO, 7.35%, 11/1/2039	1,980	3,278
University of California, Taxable Series AD, Rev., 4.86%, 5/15/2112	774	1,089

Total California		7,929

Colorado — 0.0% (b)
Colorado Health Facilities Authority, Covenant Living Communities and Services
Rev., 2.80%, 12/1/2026	1,400	1,412
Rev., 3.36%, 12/1/2030	2,350	2,380

Total Colorado		3,792

District of Columbia — 0.0% (b)
District of Columbia, Water and Sewer Authority, Public Utility, Senior Lien Series 2014A, Rev., 4.81%, 10/1/2114	345	508

Missouri — 0.0% (b)
Health and Educational Facilities Authority of the State of Missouri, Taxable Educational Facilities Series 2020A, Rev., 3.23%, 5/15/2050	3,000	3,454

New York — 0.0% (b)
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2010H, Rev., 5.29%, 3/15/2033	560	696
Series 2010H, Rev., 5.39%, 3/15/2040	1,165	1,598
Port Authority of New York and New Jersey, Consolidated
Series 164, Rev., 5.65%, 11/1/2040	1,450	2,060
Series 165, Rev., 5.65%, 11/1/2040	155	220
Series 174, Rev., 4.46%, 10/1/2062	740	964

Total New York		5,538

Ohio — 0.1%
American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2010B, Rev., 7.50%, 2/15/2050	1,040	1,721
Ohio State University (The), General Receipts
Series 2011-A, Rev., 4.80%, 6/1/2111	1,563	2,251
Rev., 5.59%, 12/1/2114	2,000	2,826

Total Ohio		6,798

TOTAL MUNICIPAL BONDS (Cost $22,972)		28,019

	Shares (000)
COMMON STOCKS — 0.1%
Aerospace & Defense — 0.0% (b)
Remington Outdoor Co., Inc. * ‡	15	—	(d)

Communications Equipment — 0.0% (b)
Goodman Networks, Inc. * ‡	39	—	(d)

Diversified Financial Services — 0.0% (b)
ACC Claims Holdings LLC * ‡ (s)	1,551	15

Energy Equipment & Services — 0.0% (b)
Telford Offshore Holdings Ltd. (Cayman Islands) * ‡	34	13

Food & Staples Retailing — 0.0% (b)
Moran Foods Backstop Equity * ‡	61	61

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Independent Power and Renewable Electricity Producers — 0.0% (b)
Vistra Corp.	3	49

Internet & Direct Marketing Retail — 0.0% (b)
MYT Holding Co. * ‡	935	1,496

Media — 0.0% (b)
Clear Channel Outdoor Holdings, Inc. *	502	759
iHeartMedia, Inc., Class A *	15	177

		936

Multiline Retail — 0.0% (b)
Neiman Marcus Group Restricted Equity * ‡	2	134
Neiman Marcus Group Unrestricted Equity * ‡	5	430

		564

Oil, Gas & Consumable Fuels — 0.1%
EP Energy Corp. *	75	1,838
Oasis Petroleum, Inc. *	20	695
Penn Virginia Corp. *	22	198

		2,731

Pharmaceuticals — 0.0% (b)
Advanz Pharma Corp. Ltd. (Canada)*	297	1,417

Professional Services — 0.0% (b)
NMG, Inc. * ‡	4	248

Software — 0.0% (b)
Avaya Holdings Corp. *	2	42

Specialty Retail — 0.0% (b)
Claire’s Stores, Inc. * ‡	2	577

TOTAL COMMON STOCKS (Cost $10,987)		8,149

PREFERRED STOCKS — 0.0% (b)
Automobiles — 0.0% (b)
General Motors Co. 7.38%, 10/1/2051 ‡	1	—
General Motors Corp. — Automotive Division
7.25%, 4/15/2041 ‡	21	—	(d)
7.38%, 5/15/2048 ‡	55	—	(d)
7.25%, 2/15/2052 ‡	42	—	(d)
Motors Liquidation Co. 7/15/2041 ‡	1	—

		—	(d)

Communications Equipment — 0.0% (b)
Goodman Networks, Inc. * ‡	46	1

Internet & Direct Marketing Retail — 0.0% (b)
MYT Holding LLC
Series A, 10.00%, 6/6/2029 ‡	2,441	2,783

TOTAL PREFERRED STOCKS (Cost $2,501)		2,784

CONVERTIBLE PREFERRED STOCKS — 0.0% (b)
Automobiles — 0.0% (b)
General Motors Co. 5.25%, 3/6/2032 ‡	120	—	(d)
General Motors Corp. — Automotive Division 1.50%, 7/15/2033 ‡	385	—	(d)

		—	(d)

Specialty Retail — 0.0% (b)
Claire’s Stores, Inc. * ‡	1	2,447

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $552)		2,447

	No. of Warrants (000)
WARRANTS — 0.0% (b)
Diversified Telecommunication Services — 0.0% (b)
Windstream Holdings, Inc. expiring 12/31/2049, price 10.75 USD * ‡	6	80

Media — 0.0% (b)
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD * ‡	33	—	(d)

Wireless Telecommunication Services — 0.0% (b)
iHeartMedia Capital I LLC expiring 5/2/2039, price 1.00 USD * ‡	112	838

TOTAL WARRANTS (Cost $1,999)		918

	No. of Contracts
OPTIONS PURCHASED — 0.0% (b)
CALL OPTIONS PURCHASED — 0.0% (b)
Future Interest Rate Options — 0.0% (b)
U.S. Treasury 10 Year Note 12/24/2020 at USD 139.50, American Style Notional Amount: USD 1,461,600 Exchange-Traded*(Cost $1,173)	14,616	914

	No. of Rights (000)
RIGHTS — 0.0% (b)
Independent Power and Renewable Electricity Producers — 0.0% (b)
Vistra Corp., expiring 12/31/2049 * ‡ (Cost $—)	103	114

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
SHORT-TERM INVESTMENTS — 6.7%
INVESTMENT COMPANIES — 6.7%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05% (t) (u) (Cost $1,011,484)	1,011,139	1,011,745

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.0% (b)
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.16% (t) (u)	120	120
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (t) (u)	371	371

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $491)		491

TOTAL SHORT-TERM INVESTMENTS (Cost $1,011,975)		1,012,236

Total Investments — 101.6% (Cost $14,489,562)		15,320,312
Liabilities in Excess of Other Assets — (1.6)%		(244,946)

Net Assets — 100.0%		15,075,366

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-backed securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2020.
CSMC	Credit Suisse Mortgage Trust
DN	Discount Notes
EUR	Euro
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global medium term note
GNMA	Government National Mortgage Association
GO	General Obligation
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2020. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
SPC	Special purpose company
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar
(a)	Securities exempt from registration under Rule 144A or section 4 (a)(2), of the Securities Act of 1933, as amended.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Defaulted security.
(d)	Amount rounds to less than one thousand.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2020.
(f)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2020.
(g)	Security is an interest bearing note with preferred security characteristics.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

(h)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(i)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2020.
(j)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(k)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(l)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2020.
(m)	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.
(n)	The rate shown is the effective yield as of November 30, 2020.
(o)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(p)	All or a portion of this security is unsettled as of November 30, 2020. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(q)	Fund is subject to legal or contractual restrictions on the resale of the security.
(r)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(s)	The security or a portion of this security is on loan at November 30, 2020. The total value of securities on loan at November 30, 2020 is approximately $6,000.
(t)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(u)	The rate shown is the current yield as of November 30, 2020.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of November 30, 2020 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	1,756	03/2021	USD	387,815	134
U.S. Treasury 5 Year Note	5,355	03/2021	USD	674,730	408
U.S. Treasury Ultra Bond	910	03/2021	USD	196,276	(1,846)

					(1,304)

Short Contracts
U.S. Treasury 5 Year Note	(384)	03/2021	USD	(48,384)	(34)
U.S. Treasury 10 Year Note	(3,296)	03/2021	USD	(455,208)	(31)
U.S. Treasury 10 Year Ultra Note	(2,421)	03/2021	USD	(380,135)	(107)
U.S. Treasury Long Bond	(852)	03/2021	USD	(148,834)	73

					(99)

					(1,403)

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Abbreviations

USD	United States Dollar

Forward foreign currency exchange contracts outstanding as of November 30, 2020 (amounts in thousands):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	13,619	EUR	11,350	Barclays Bank plc	1/5/2021	63

Total unrealized appreciation						63

EUR	11,350	USD	13,603	Barclays Bank plc	12/3/2020	(64)
USD	13,274	EUR	11,350	Goldman Sachs International	12/3/2020	(265)

Total unrealized depreciation						(329)

Net unrealized depreciation						(266)

Abbreviations

EUR	Euro
USD	United States Dollar

Over-the-Counter (“OTC”) Credit default swap contracts outstanding — buy protection (a) as of November 30, 2020 (amounts in thousands):

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Counterparty	Maturity Date	Implied Credit Spread (%) (b)	Notional Amount (c)	Upfront Payments (Receipts) ($) (d)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Federative Republic of Brazil, 4.25%, 1/07/2025	1.00	Quarterly	Barclays Bank plc	6/20/2024	1.27	USD 75,000	1,145	(595)	550

Centrally Cleared Credit default swap contracts outstanding — buy protection (a) as of November 30, 2020 (amounts in thousands):

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Maturity Date	Implied Credit Spread (%) (b)	Notional Amount (c)	Upfront Payments (Receipts) ($) (d)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX.EM.25-V2	1.00	Quarterly	6/20/2021	0.42	USD 50,000	457	(703)	(246)

(a)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(b)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(c)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(d)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations

CDX	Credit Default Swap Index
USD	United States Dollar

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Summary of total OTC swap contracts outstanding as of November 30, 2020 (amounts in thousands):

	Net Upfront Payments (Receipts) ($)	Value ($)
Assets
OTC Credit default swap contracts outstanding - buy protection	1,145	550

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts and options are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2020.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Asset-Backed Securities	$—	$1,619,220	$816,013		$2,435,233
Collateralized Mortgage Obligations	—	527,837	155,317		683,154
Commercial Mortgage-Backed Securities	—	1,551,562	159,152		1,710,714
Common Stocks
Aerospace & Defense	—	—	—	(a)	—	(a)
Communications Equipment	—	—	—	(a)	—	(a)
Diversified Financial Services	—	—	15		15
Energy Equipment & Services	—	—	13		13
Food & Staples Retailing	—	—	61		61
Independent Power and Renewable Electricity Producers	49	—	—		49
Internet & Direct Marketing Retail	—	—	1,496		1,496
Media	936	—	—		936
Multiline Retail	—	—	564		564
Oil, Gas & Consumable Fuels	893	1,838	—		2,731
Pharmaceuticals	1,417	—	—		1,417
Professional Services	—	—	248		248
Software	42	—	—		42
Specialty Retail	—	—	577		577

Total Common Stocks	3,337	1,838	2,974		8,149

Convertible Preferred Stocks	—	—	2,447		2,447
Corporate Bonds
Aerospace & Defense	—	68,105	—		68,105
Air Freight & Logistics	—	7,022	—		7,022
Airlines	—	12,110	—		12,110
Auto Components	—	32,732	—		32,732
Automobiles	—	5,150	—	(a)	5,150
Banks	—	791,190	—		791,190
Beverages	—	53,189	—		53,189
Biotechnology	—	117,800	—		117,800
Building Products	—	14,275	—		14,275
Capital Markets	—	291,887	—		291,887
Chemicals	—	46,897	—		46,897
Commercial Services & Supplies	—	35,011	—		35,011
Communications Equipment	—	16,302	—		16,302
Construction & Engineering	—	9,987	—		9,987
Construction Materials	—	1,608	—		1,608
Consumer Finance	—	113,943	—		113,943
Containers & Packaging	—	39,415	—		39,415
Distributors	—	10,673	—		10,673
Diversified Consumer Services	—	9,490	—		9,490
Diversified Financial Services	—	98,320	—		98,320
Diversified Telecommunication Services	—	199,245	—		199,245
Electric Utilities	—	257,400	4		257,404
Electrical Equipment	—	12,754	—		12,754
Electronic Equipment, Instruments & Components	—	12,758	—		12,758
Energy Equipment & Services	—	39,366	—		39,366
Entertainment	—	35,796	—		35,796

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Equity Real Estate Investment Trusts (REITs)	$—	$142,752	$—	$142,752
Food & Staples Retailing	—	34,037	—	34,037
Food Products	—	57,266	—	57,266
Gas Utilities	—	13,672	—	13,672
Health Care Equipment & Supplies	—	32,295	—	32,295
Health Care Providers & Services	—	191,763	—	191,763
Health Care Technology	—	4,542	—	4,542
Hotels, Restaurants & Leisure	—	82,869	—	82,869
Household Durables	—	20,003	—	20,003
Household Products	—	34,380	—	34,380
Independent Power and Renewable Electricity Producers	—	18,068	—	18,068
Industrial Conglomerates	—	3,559	—	3,559
Insurance	—	92,786	—	92,786
Interactive Media & Services	—	2,645	—	2,645
Internet & Direct Marketing Retail	—	13,748	—	13,748
IT Services	—	39,221	—	39,221
Leisure Products	—	8,777	—	8,777
Machinery	—	18,024	—	18,024
Marine	—	2,810	—	2,810
Media	—	227,540	—	227,540
Metals & Mining	—	62,119	—	62,119
Mortgage Real Estate Investment Trusts (REITs)	—	28,028	—	28,028
Multiline Retail	—	4,534	1,441	5,975
Multi-Utilities	—	39,368	—	39,368
Oil, Gas & Consumable Fuels	—	362,666	—	362,666
Personal Products	—	5,881	—	5,881
Pharmaceuticals	—	153,978	—	153,978
Real Estate Management & Development	—	3,854	—	3,854
Road & Rail	—	49,610	—	49,610
Semiconductors & Semiconductor Equipment	—	51,690	—	51,690
Software	—	53,963	—	53,963
Specialty Retail	—	59,092	—	59,092
Technology Hardware, Storage & Peripherals	—	69,384	—	69,384
Textiles, Apparel & Luxury Goods	—	5,645	—	5,645
Thrifts & Mortgage Finance	—	56,733	—	56,733
Tobacco	—	78,930	—	78,930
Trading Companies & Distributors	—	33,816	—	33,816
Transportation Infrastructure	—	2,420	—	2,420
Water Utilities	—	1,455	—	1,455
Wireless Telecommunication Services	—	109,251	—	109,251

Total Corporate Bonds	—	4,605,599	1,445	4,607,044

Foreign Government Securities	—	115,155	—	115,155
Loan Assignments
Chemicals	—	1,143	—	1,143
Construction & Engineering	—	—	4,868	4,868
Construction Materials	—	3,170	—	3,170
Containers & Packaging	—	9,404	—	9,404

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Diversified Financial Services	$—	$3,170	$—	$3,170
Diversified Telecommunication Services	—	1,519	—	1,519
Electrical Equipment	—	3,172	—	3,172
Food & Staples Retailing	—	1,243	271	1,514
Leisure Products	—	— (a)	95	95
Machinery	—	3,540	—	3,540
Media	—	5,318	—	5,318
Oil, Gas & Consumable Fuels	—	1,588	—	1,588
Pharmaceuticals	—	595	—	595
Software	—	9,572	—	9,572
Specialty Retail	—	1,228	—	1,228

Total Loan Assignments	—	44,662	5,234	49,896

Mortgage-Backed Securities	—	2,648,222	—	2,648,222
Municipal Bonds	—	28,019	—	28,019
Options Purchased
Call Options Purchased	914	—	—	914
Preferred Stocks	—	—	2,784	2,784
Rights	—	—	114	114
U.S. Government Agency Securities	—	140,633	—	140,633
U.S. Treasury Obligations	—	1,874,680	—	1,874,680
Warrants	—	—	918	918
Short-Term Investments
Investment Companies	1,011,745	—	—	1,011,745
Investment of cash collateral from securities loaned	491	—	—	491

Total Short-Term Investments	1,012,236	—	—	1,012,236

Total Investments in Securities	$1,016,487	$13,157,427	$1,146,398	$15,320,312

Appreciation in Other Financial Instruments
Forward Currency Contracts	$—	$63	$—	$63
Futures Contracts	615	—	—	615

Total Appreciation in Other Financial Instruments	$615	$63	$—	$678

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(329)	$—	$(329)
Futures Contracts	(2,018)	—	—	(2,018)
Swaps	—	(1,298)	—	(1,298)

Total Depreciation in Other Financial Instruments	$(2,018)	$(1,627)	$—	$(3,645)

(a)	Amount rounds to less than one thousand.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 29, 2020		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2020
Investments in Securities:
Asset-Backed Securities	$612,907		$(3,118)	$8,471	$(114)	$329,781		$(132,134)	$42,921	$(42,701)	$816,013
Collateralized Mortgage Obligations	126,336		3	(1,714)	3	64,743		(80,106)	46,052	—	155,317
Commercial Mortgage-Backed Securities	179,594		—	(10,751)	(291)	812		(12,422)	9,041	(6,831)	159,152
Common Stocks — Aerospace & Defense	11		—	(11)	—	—		—	—	—	—	(a)
Common Stocks — Communications Equipment	—	(a)	—	—	—	—		—	—	—	—	(a)
Common Stocks — Diversified Financial Services	16		—	13	—	—		(14)	—	—	15
Common Stocks — Energy Equipment & Services	13		—	—	—	—		—	—	—	13
Common Stocks — Food & Staples Retailing	—		—	12	—	49		—	—	—	61
Common Stocks — Internet & Direct Marketing Retail	—		—	1,384	—	112		—	—	—	1,496
Common Stocks — Multiline Retail	—		—	564	—	—		—	—	—	564
Common Stocks — Oil, Gas & Consumable Fuels	120		—	—	—	—		—	—	(120)	—
Common Stocks — Pharmaceuticals	117		—	—	—	—		—	—	(117)	—
Common Stocks — Professional Services	—		—	(167)	—	415		—	—	—	248
Common Stocks — Specialty Retail	1,153		—	(576)	—	—		—	—	—	577
Convertible Preferred Stocks — Automobiles	—	(a)	41	—	—	—		(41)	—	—	—	(a)
Convertible Preferred Stocks — Specialty Retail	—		305	335	—	2,198		(391)	—	—	2,447
Corporate Bonds — Automobiles	—	(a)	8	—	—	—		(8)	—	—	—	(a)
Corporate Bonds — Electric Utilities	2		—	2	—	—		—	—	—	4
Corporate Bonds — Multiline Retail	—		—	69	—	1,372		—	—	—	1,441
Corporate Bonds — Wireless Telecommunication Services	3,385		159	(422)	—	—		(3,122)	—	—	—
Loan Assignments — Construction & Engineering	5,852		—	(27)	30	—		(987)	—	—	4,868
Loan Assignments — Food & Staples Retailing	—		—	23	3	245		—	—	—	271
Loan Assignments — Leisure Products	189		—	(94)	—	—	(a)	—	—	— (a)	95
Preferred Stocks — Automobiles	—	(a)	10	—	—	—		(10)	—	—	—
Preferred Stocks — Communications Equipment	—	(a)	—	—	—	1		—	—	—	1
Preferred Stocks — Internet & Direct Marketing Retail	—		—	439	—	2,344		—	—	—	2,783
Preferred Stocks — Specialty Retail	2,198		—	—	—	—		(2,198)	—	—	—
Rights — Independent Power and Renewable Electricity Producers	110		—	4	—	—		—	—	—	114
Warrants — Diversified Telecommunication Services	—		—	80	—	—		—	—	—	80
Warrants — Media	—		—	—	—	—	(a)	—	—	—	—	(a)
Warrants — Wireless Telecommunication Services	1,563		—	(725)	—	—		—	—	—	838

Total	$933,566		$(2,592)	$(3,091)	$(369)	$402,072		$(231,433)	$98,014	$(49,769)	$1,146,398

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2020, which were valued using significant unobservable inputs (level 3), amounted to approximately $(2,127,000).

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended November 30, 2020.

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at November 30, 2020		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)(a)
	$16		Terms of Exchange Offer	Expected Recovery	$0.01 ($0.01)
	61		Market Comparable Companies	EBITDA Multiple (b)	5.0x (5.0x)

Common Stocks	77

	—	(c)	Market Comparable Companies	EBITDA Multiple (b)	5.0x (5.0x)
				Liquidity Discount	30.00% (30.00%)
	—	(c)	Pending Distribution Amount	Discount for potential outcome (d)	100.00% (100.00%)

Preferred Stocks	—	(c)

	—	(c)	Pending Distribution Amount	Discount for potential outcome (d)	100.00% (100.00%)

Corporate Bonds	—	(c)

	675,141		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (10.65%)
				Constant Default Rate	0.00% - 20.00% (0.10%)
				Yield (Discount Rate of Cash Flows)	1.26% - 131.72% (4.76%)

Asset-Backed Securities	675,141

	1,883		Discounted Cash Flow	Constant Prepayment Rate	8.00% - 19.70% (19.31%)
				Constant Default Rate	0.50% - 1.97% (0.55%)
				Yield (Discount Rate of Cash Flows)	2.66% - 5.72% (5.33%)

Collateralized Mortgage Obligations	1,883

	136,916		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (0.42%)
				Yield (Discount Rate of Cash Flows)	(1.01)% - 10.47% (5.95%)

Commercial Mortgage-Backed Securities	136,916
	366		Pending Distribution	Expected Recovery	50.00% - 100.00% (87.02%)

Loan Assignments	366
	80		Market Comparable Companies	EBITDA Multiple (b)	4.8x (4.8x)
	—	(c)	Pending Distribution Amount	Expected Recovery	$0.01 ($0.01)

80

Total	$814,463

#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At November 30, 2020, the value of these investments was approximately $331,935,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(c)	Amount rounds to less than one thousand.
(d)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended November 30, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2020	Shares at November 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05% (a) (b)	$1,097,752	$4,825,477	$4,911,533	$44	$5	$1,011,745	1,011,139	$2,517	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.16% (a) (b)	155,061	38,000	192,799	(132)	(10)	120	120	116	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	27,522	48,822	75,973	—	—	371	371	15	—

Total	$1,280,335	$4,912,299	$5,180,305	$(88)	$(5)	$1,012,236		$2,648	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2020.

C. Derivatives — The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.

Notes (1) — (4) below describe the various derivatives used by the Fund.

(1). Options — The Fund purchased and sold (“wrote”) put and call options on various instruments including currencies, futures, securities, options on indices and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or will offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

(2). Futures Contracts — The Fund used treasury contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(4). Swaps — The Fund engaged in various swap transactions, including credit default swaps, to manage credit risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as restricted cash. Collateral received by the Fund is held in a separate segregated account maintained by JPMorgan Chase Bank, N.A, an affiliate of the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over-the-counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.